                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 033-00442
                                                              File No. 811-04413

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

     Pre-Effective Amendment No.                                 [ ]

     Post-Effective Amendment No.   36                           [X]

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

     Amendment No.   36

                         DELAWARE GROUP EQUITY FUNDS IV
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:             (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            January 28, 2006

It is proposed that this filing will become effective:

     [ ]  Immediately upon filing pursuant to paragraph (b)

     [X]  on January 28, 2006 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a) (1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a) (2)

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

     _____this  post-effective  amendment  designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 36 to Registration File No. 033-00442 includes the following:

          1.     Facing Page

          2.     Contents Page

          3.     Part A - Prospectuses

          4.     Part B - Statement of Additional Information

          5.     Part C - Other Information

          6.     Signatures

          7.     Exhibits

                           [DELAWARE INVESTMENTS LOGO]

                         Delaware Large Cap Growth Fund
                   (Formerly Delaware Diversified Growth Fund)

                      Class A * Class B * Class C * Class R

                                   Prospectus
                                January 28, 2006

                                  GROWTH-EQUITY

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Table of contents                                                    page

Fund profile                                                         page
Delaware Large Cap Growth Fund

How we manage the Fund                                               page
Our investment strategy
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                                 page
Investment manager
Portfolio managers
Who's who?

About your account                                                   page
Investing in the Fund
      Choosing a share class
      Dealer compensation
How to reduce your sales charge
How to buy shares
Fair valuation
Retirement plans
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares (market timing)
Dividends, distributions and taxes

Certain management considerations                                    page
Financial highlights                                                 page

Glossary                                                             page

                                                                               2

Profile: Delaware Large Cap Growth Fund

What is the Fund's goal?
Delaware  Large Cap Growth Fund seeks  capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?

We invest  primarily  in  common  stocks of  growth-oriented  companies  that we believe have long-term capital  appreciation  potential and are expected to grow faster than the U.S.  economy.  Under  normal  circumstances,  we will invest at least 80% of the  Fund's  net  assets  in  investments  of large  capitalization companies  (the "80%  policy").  For purposes of this Fund, we currently  define large  capitalization  companies as those that, at the time of investment,  have market  capitalizations  within the range of market capitalizations of companies in the Russell 1000(R)Growth Index. While the market capitalization of companies in the Russell  1000(R) Growth Index ranged from  approximately  $0.5 billion to approximately $385 billion as of May 31, 2005, we will normally invest in common stocks of companies  with market  capitalizations  of at least $3 billion at the time of purchase.

Using a bottom up approach,  we seek to select  securities of companies  that we believe have  attractive  end market  potential,  dominant  business  models and strong free cash flow  generation that are  attractively  priced compared to the intrinsic  value of the  securities.  We also  consider a company's  operational efficiencies,  management's  plans  for  capital  allocation  and the  company's shareholder orientation.

The Fund's 80% policy described above is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which can be caused  by a  decline  in the stock  market or poor performance  from  specific  companies  that can result from  negative  earnings reports or dividend reductions.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [_].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of large-sized companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

                                                                               3

How has Delaware Large Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past nine calendar years, as well as the average annual returns of the Class
A, B and C shares for one-year,  five-year and lifetime periods,  as applicable.
Average  annual  returns are not provided for Class R shares since the class has not yet commenced operations.  The Fund's past performance is not necessarily an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during the  periods.  The  returns  would be lower  without  the expense caps.  Please see the footnotes on page [__] for additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return (Class A)

     1997       1998       1999       2000       2001       2002       2003       2004       2005
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   17.53%     10.10%     26.12%    -22.43%    -18.80%    -30.39%     29.94%      5.58%      7.88%

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  25.02%  for the  quarter  ended  December  31,  1999 and its lowest quarterly return was -22.18% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

---------------------------------------------------------- ----------- ------------- -------------
                                                            1 year       5 years      Lifetime**
---------------------------------------------------------- ----------- ------------- -------------
Class A return before taxes                                  1.69%       -4.65%        -0.18%
---------------------------------------------------------- ----------- ------------- -------------
Class A return after taxes on distributions                  1.18%       -4.75%        -1.10%
---------------------------------------------------------- ----------- ------------- -------------
Class A return after taxes on distributions
   and sale of Fund shares                                   1.79%       -3.89%        -0.57%
---------------------------------------------------------- ----------- ------------- -------------
Class B return before taxes*                                 3.06%         N/A          3.33%
---------------------------------------------------------- ----------- ------------- -------------
Class C return before taxes*                                 6.05%         N/A          3.93%
---------------------------------------------------------- ----------- ------------- -------------
Russell 1000 Growth Index
   (reflects no deduction for fees, expenses or taxes)       5.26%       -3.58%         6.73%
---------------------------------------------------------- ----------- ------------- -------------

The  Fund's  returns  above  are  compared  to the  performance  of the  Russell
1000(R)Growth  Index.  You should  remember  that unlike the Fund,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for  Class B would be 7.06% and 3.89% for the one-year and lifetime periods,  respectively.  Returns for Class C would be
     7.05% and 3.93% for the one-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  Russell  1000(R)Growth  Index  return  shown is for  Class A's lifetime.  Inception  dates for the Class A, Class B and Class C shares for the Fund  were  December  2,  1996,  April 30,  2002 and  April  30,  2002,
     respectively.  The Index return for Class B andClass C lifetime  period was
     4.38%.  Returns are not provided for Class R shares since they have not yet commenced operations.

                                                                               4

What are the Fund's fees and expenses?

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------- ------------------------------- ----------- ----------- ---------- ----------
Sales charges are
fees paid directly
from your
investments when you
buy or sell shares
of the Fund. You do
not pay sales
charges when you buy
or sell Class R
shares.                CLASS                                    A           B          C          R
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Maximum sales charge (load)          5.75%        none       none       none
                       imposed on purchases as a
                       percentage of offering price
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Maximum contingent deferred           none(1)    4.00%(2)   1.00%(3)    none
                       sales charge (load) as a
                       percentage of original
                       purchase price or redemption
                       price, whichever is lower
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Maximum sales charge (load)           none        none       none       none
                       imposed on reinvested
                       dividends
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Redemption fees                       none        none       none       none
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Exchange fees                         none        none       none       none
---------------------- ------------------------------- ----------- ----------- ---------- ----------

---------------------- ------------------------------- ----------- ----------- ---------- ----------
Annual fund
operating expenses
are deducted from
the Fund's assets.     CLASS                                    A           B          C          R
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Management fees                      0.65%       0.65%      0.65%      0.65%
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Distribution    and    service       0.30%(4)    1.00%      1.00%      0.60%(4)
                       (12b-1) fees
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Other expenses(5)                    0.19%       0.19%      0.19%      0.19%
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Total annual fund operating          1.14%       1.84%      1.84%      1.44%
                       expenses
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Fee waivers and payments(6)         (0.14%)     (0.09%)    (0.09%)    (0.19%)
---------------------- ------------------------------- ----------- ----------- ---------- ----------
                       Net expenses                         1.00%       1.75%      1.75%      1.25%
---------------------- ------------------------------- ----------- ----------- ---------- ----------

---------------------- ----------------------------------------------------------------------------------------------
This example is
intended to help you
compare the cost of
investing in the
Fund to the cost of
investing in other
mutual funds with
similar investment
objectives. We show
the cumulative
amount of Fund
expenses on a
hypothetical
investment of
$10,000 with an
annual 5% return
over the time
shown.(7)  This is
an example only, and
does not represent
future expenses,
which may be greater
or less than those     CLASS                   A         B(8)            B(8)            C             C           R
shown here.                                                     (if redeemed)               (if redeemed)
---------------------- ------------- ------------ ------------ --------------- ------------ ------------- -----------
                       1 year               $671         $178            $578         $178          $278        $127
---------------------- ------------- ------------ ------------ --------------- ------------ ------------- -----------
                       3 years              $903         $570            $845         $570          $570        $437
---------------------- ------------- ------------ ------------ --------------- ------------ ------------- -----------
                       5 years            $1,154         $987          $1,212         $987          $987        $769
---------------------- ------------- ------------ ------------ --------------- ------------ ------------- -----------
                       10 years           $1,870       $1,968          $1,968       $2,151        $2,151      $1,708
---------------------- ----------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent deferred sales charge.

(4)  The  Fund's  distributor  has  contracted  to limit the Class A and Class R shares' 12b-1 fee through January 31, 2007 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(5)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the Fund will not have to convene a  shareholder  meeting and issue a proxy statement during the upcoming fiscal year.

(6)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  January  31,  2007 in order to prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.75% of average daily net assets.

(7)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating expenses without expense waivers for years two through ten.

                                                                               5

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategy

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Fund.  Specifically,  we look for structural  changes in the economy, industry or product cycle changes, or changes in management,  targeting those companies that we believe can best  capitalize on such changes.  Following are  descriptions  of how the  portfolio  management  team  pursues  the  Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware Large Cap Growth Fund's goal is to seek capital appreciation. We invest primarily  in common  stocks  of large  capitalization  companies.  We strive to identify  companies that offer the potential for long-term  price  appreciation.
Using a bottom up approach, we look for companies that:

o    have attractive end market  potential,  dominant business models and strong free cash flow generation;

o    demonstrate operational and scale efficiencies;

o    have demonstrated expertise for capital allocation; and

o    have clear shareholder oriented governance and compensation policies.

All of these factors give us insight into the outlook for a company,  helping us identify companies poised for sustainable free cash flow growth. We believe that
sustainable  free  cash  flow  growth,  if  it  occurs,   may  result  in  price
appreciation for the company's stock.

Although we tend to hold a relatively focused portfolio of between 25-40 stocks,
we  maintain  a  diversified  portfolio   representing  a  number  of  different
industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining growth.

Because our  objective is capital  appreciation,  the amount of dividend  income that a stock provides is only an incidental consideration for us.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

The securities we typically invest in

Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

--------------------------------------------------------------------------------
               Securities                          How we use them
--------------------------------------------------------------------------------
Common stocks: Securities that            Under normal circumstances, we
represent shares of ownership in a        generally will invest 85% of the
corporation. Stockholders participate     Fund's net assets in common stock.
in the corporation's profits and losses
proportionate to the number of shares
they own.
--------------------------------------------------------------------------------
Foreign Stocks and Depositary Receipts:   We may invest up to 20% of the Fund's
Foreign stocks are those issued by a      net assets in foreign companies
company that is located in a foreign      directly or indirectly through
country, has the majority of its assets   American, Global or European
in a foreign country or generates the     Depositary Receipts. We would
majority of its operating income in a     typically hold depositary receipts
foreign country.                          when we believe they offer greater
Depositary receipts are issued by a       appreciation potential than U.S.
U.S. or foreign bank and represent the    securities. Investing directly in
bank's holdings of a stated number of     international securities is not
shares of a foreign corporation. A        typically a significant component of
depositary receipt entitles the holder    our strategy.
to all dividends and capital gains
earned by the

                                                                               6

underlying foreign shares. American
Depositary Receipts are typically bought
and sold on U.S. securities exchanges in
the same way as other U.S. securities.
--------------------------------------------------------------------------------
Repurchase agreements: An agreement       Typically, we use repurchase
between a buyer of securities, such as    agreements as a short-term investment
the Fund, and a seller of securities in   for the Fund's cash position. In
which the seller agrees to buy the        order to enter into these repurchase
securities back within a specified time   agreements, the Fund must have
at the same price the buyer paid for      collateral of 102% of the repurchase
them, plus an amount equal to an agreed   price. The Fund will only enter into
upon interest rate. Repurchase            repurchase agreements in which the
agreements are often viewed as            collateral is comprised of U.S.
equivalent to cash.                       government securities.
--------------------------------------------------------------------------------
Restricted securities: Privately placed   We may invest in privately placed
securities whose resale is restricted     securities, including those that are
under U.S. securities laws.               eligible for resale only among
                                          certain institutional buyers without
                                          registration, commonly known as "Rule
                                          144A Securities."
--------------------------------------------------------------------------------
Options and Futures: Options represent    If we have stocks that have
a right to buy or sell a security or a    unrealized gains because of past
group of securities at an agreed upon     appreciation, we may want to protect
price at a future date. The purchaser     those gains when we anticipate
of an option may or may not choose to     adverse conditions. We might use
go through with the transaction; the      options or futures to neutralize the
seller of an option must go through       effect of any price declines, without
with the transaction.                     selling the security. We may also use
Futures contracts are agreements for      options and futures to quickly invest
the purchase or sale of a security or     excess cash so that the portfolio is
a group of securities at a specified      generally fully invested.
price on a specified date. Unlike an      Use of these strategies can increase
option, a futures contract must be        the operating costs of the Fund and
executed unless it is sold before the     can lead to loss of principal.
settlement date.
Options and futures are generally
considered to be derivative securities.
--------------------------------------------------------------------------------
Illiquid securities: Securities that do   We may invest up to 15% of the Fund's
not have a ready market, and cannot be    net assets in illiquid securities.
easily sold within seven days at
approximately the price at which a fund
has valued them.
--------------------------------------------------------------------------------

The Fund may also invest in other  securities,  including  preferred stock, real
estate  investment  trusts,  warrants,   equity  or  debt  securities  that  are
convertible  into  stocks  and  investment  company  securities.  Please see the
Statement of Additional  Information  (SAI) for additional  information on these securities as well as those listed in the table above.

Lending securities

The Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  and
institutional   investors  for  use  in  their  security   transactions.   These
transactions may generate additional income for the Fund.

Borrowing from banks

The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions

For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in bonds,  cash or cash  equivalents.  To the extent  that the Fund holds such instruments, it may be unable to achieve its investment objective.

Portfolio turnover

Under normal  circumstances we expect portfolio  turnover to be less than 50%. A high rate of portfolio turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                               7

The risks of investing in the Fund

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little or no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------------------- ----------------------------------------
                Risks                         How we strive to manage them
--------------------------------------- ----------------------------------------
Market risk:  The risk that all or a    We maintain a long-term investment
majority of the securities in a         approach and focus on stocks we believe
certain market-- like the stock or      can appreciate over an extended time
bond market-- will decline in value     frame regardless of interim market
because of economic conditions,         fluctuations. We do not try to predict
future expectations or investor         overall stock market movements.
confidence.                             Although we may hold securities for any
                                        amount of time, we generally do not
                                        trade for short-term purposes.
--------------------------------------- ----------------------------------------
Industry and security risk:  Industry   We limit the amount of the Fund's assets
risk is the risk that the value of      invested in any one industry and in any
securities in a particular industry     individual security. We also follow a
will decline because of changing        rigorous selection process before
expectations for the performance of     choosing securities and continually
that industry.                          monitor them while they remain in the
                                        portfolio.
Securities risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
stock or bond.
--------------------------------------- ----------------------------------------
Futures and options risk:  The          We may use futures and options to
possibility that a fund may             protect gains in the portfolio without
experience a loss if it employs an      actually selling a security. We may also
options or futures strategy related     use futures and options to quickly
to a security or a market index and     invest excess cash so that the portfolio
that security or index moves in the     is generally fully invested.
opposite direction from what the
manager anticipated.  Futures and
options also involve additional
expenses, which could reduce any
benefit or increase any loss that a
fund gains from using the strategy.
--------------------------------------- ----------------------------------------
Foreign risk:  The risk that foreign    Investing in foreign securities
securities may be adversely affected    (including depositary receipts) is not a
by political instability, changes in    significant part of our strategy. We may
currency exchange rates, foreign        not invest more than 20% of net assets
economic conditions or inadequate       in direct and indirect holdings of
regulatory and accounting standards.    foreign securities.
--------------------------------------- ----------------------------------------
Liquidity risk:  The possibility that   We limit exposure to illiquid securities
securities cannot be readily sold       to no more than 15% of the Fund's net
within seven days at approximately      assets.
the price that a fund has valued them.
--------------------------------------- ----------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Fund,  manages the Fund's business  affairs and provides daily administrative  services.  For these  services,  the manager was paid 0.56% as a percentage  of average  daily net assets for the last fiscal year,  after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended September 30, 2005.

                                                                               8

Portfolio managers
Jeffrey S. Van Harte, Christopher J. Bonavico, Daniel J. Prislin and Christopher
M.  Ericksen  have  primary  responsibility  for  making  day-to-day  investment decisions for the Fund. Messrs. Van Harte, Bonavico, Prislin and Ericksen joined
Delaware Investments in April 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy and managed  portfolios in that  discipline  for over 20 years.  Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

Christopher M. Ericksen, Vice  President/Portfolio  Manager, was most recently a portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman  Sachs;  during his ten years there he worked in investment banking as well as investment  management.  Mr. Ericksen received his bachelor's  degree from Carnegie  Mellon  University,  with majors in industrial management, economics and political science. He is a CFA charterholder.

The SAI for the  Fund  provides  additional  information  about  each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of other securities in the Fund.

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

     [GRAPHIC OMITTED:  DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS  INVOLVED WITH
     MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                              Board of Trustees

Investment manager                                                             Custodian
Delaware Management Company                                                    JPMorgan Chase Bank
2005 Market Street                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                       The Fund                     Brooklyn, NY 11245

                        Distributor                              Service agent
                        Delaware Distributors, L.P.              Delaware Service Company, Inc.
                        2005 Market Street                       2005 Market Street
                        Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                        Financial intermediary wholesaler
                        Lincoln Financial Distributors, Inc.
                        2001 Market Street
                        Philadelphia, PA  19103-7055

Portfolio managers
(see page [__] for details)

                                             Financial advisors
                                                Shareholders

                                                                               9

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor.  However,  the Delaware Large Cap
Growth Fund relies on certain  exemptive  rules  adopted by the SEC that require its  Board  of  Trustees  to be  comprised  of a  majority  of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are compensated  for their services  generally through  sales  commissions,  12b-1 fees and/or  service fees  deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

     Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

     If you invest $50,000 or more, your front-end sales charge will be reduced.

     You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

                                                                              10

     Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  compensation"  below for further information.

     Class A shares  generally  are not subject to a contingent  deferred  sales charge, except in the limited circumstances described in the table below.

     Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as noted below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested rounded to the nearest hundredth. The actual sales charge as a  percentage  of the net  amount  invested  will vary  depending  on the amount invested, rounding and the then-current net asset value.

---------------------------- ---------------------------------- ------------------------------------------
                               Sales charge as % of offering
    Amount of purchase                     price                Sales charge as % of net amount invested
---------------------------- ---------------------------------- ------------------------------------------
      Less than $49,999                    5.75%                                  6.54%
---------------------------- ---------------------------------- ------------------------------------------
  $50,000 but under $99,999                4.75%                                  5.41%
---------------------------- ---------------------------------- ------------------------------------------
     $100,000 but under                    3.75%                                  4.31%
          $249,999
---------------------------- ---------------------------------- ------------------------------------------
     $250,000 but under                    2.50%                                  3.00%
          $499,999
---------------------------- ---------------------------------- ------------------------------------------
     $500,000 but under                    2.00%                                  2.44%
          $999,999
---------------------------- ---------------------------------- ------------------------------------------
    $1 million or more        None (Limited CDSC may apply)*         None (Limited CDSC may apply)*
---------------------------- ---------------------------------- ------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A  shares.  However,  if the  Distributor  paid your  financial  advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal to the lesser of: (1) the net asset  value at the time of  purchase of the
Class A shares being  redeemed or (2) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of  purchase"  will be the net asset  value at  purchase of the Class A shares even if those shares are later  exchanged for shares of another  Delaware
Investments  fund and, in the event of an  exchange of Class A shares,  the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.  In determining  whether a Limited
CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

CLASS B

     Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

     If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

     In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of contingent deferred sales charges - Class B and Class C" below.

     Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see "Waivers of contingent deferred sales charges - Class B and Class C" below for further information.

     For approximately  eight years after you buy your Class B shares,  they are subject to an annual 12b-1 fee no greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

                                                                              11

     Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

     Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

     You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C

     Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

     In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of contingent deferred sales charges - Class B and Class C" below.

     Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

     Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

     Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

     Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

     You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class R

     Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

     Class R shares are subject to an annual  12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and
     Class C shares.

     Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

     Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

     Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred  compensation  plans) with assets of $10 million or less at the time shares are  considered for purchase;  and (ii)  Individual
     Retirement   Account  (IRA)  rollovers  from  plans  that  were  previously maintained on Delaware  Investment's  retirement record keeping system that are offering  Class R shares to  participants.  Except as noted  above,  no other IRA accounts are eligible for Class R shares (e.g.,  no SIMPLE IRA's,
     SEP-IRA's,  SAR-SEP IRA's,  Roth IRA's,  etc.). For purposes of determining plan asset levels,  affiliated  plans may be combined at the request of the plan sponsor.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRA's, SEP-IRA's, SAR-IRA's, Roth IRA's, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

                                                                              12

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries where such programs require the purchase of a specific class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of contingent deferred sales charges - Class B and Class C
Contingent  deferred  sales  charges  (CDSC) are charged as a percentage  of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if those  shares are later  exchanged  for shares of another  Delaware  Investments fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation

Your  financial  advisor  who sells you  shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------- ------------ ------------- ------------ ------------
                           Class A(1)    Class B(2)   Class C(3)   Class R(4)
------------------------- ------------ ------------- ------------ ------------
Commission (%)                ---          4.00%         1.00%         ---
------------------------- ------------ ------------- ------------ ------------
Investment up to $49,999     5.00%          ---           ---          ---
------------------------- ------------ ------------- ------------ ------------
$50,000 - $99,999            4.00%          ---           ---          ---
------------------------- ------------ ------------- ------------ ------------
$100,000 - $249,999          3.00%          ---           ---          ---
------------------------- ------------ ------------- ------------ ------------
$250,000 - $499,999          2.00%          ---           ---          ---
------------------------- ------------ ------------- ------------ ------------
$500,000 - $999,999          1.60%          ---           ---          ---
------------------------- ------------ ------------- ------------ ------------
$1,000,000 - $4,999,999      1.00%          ---           ---          ---
------------------------- ------------ ------------- ------------ ------------
$5,000,000 - $24,999,999     0.50%          ---           ---          ---
------------------------- ------------ ------------- ------------ ------------
$25,000,000 +                0.25%          ---           ---          ---
------------------------- ------------ ------------- ------------ ------------
12b-1 Fee to Dealer          0.30%         0.25%         1.00%        0.60%
------------------------- ------------ ------------- ------------ ------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of  Trustees  that  went into  effect on June 1, 1992 a lesser amount may be paid.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers  may then be  eligible to receive the 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this amount to 0.50%  through  January 31, 2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

                                                                              13

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments fund holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of  qualifying  family  members and their  holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced initial sales charge

-------------------- ------------------------------------------- ------------------------------------------------------------
      Program                       How it works                                        Share class
                                                                     A                     B                      C
-------------------- ------------------------------------------- ----------- ------------------------------------------------
Letter of            Through a Letter of Intent you agree to         X         Although the Letter of Intent and Rights of
Intent               invest a certain amount in Delaware                       Accumulation do not apply to the purchase of
                     Investments Funds (except money market                    Class B and Class C shares, you can combine
                     funds with no sales charge) over a                        your purchase of Class A shares with your
                     13-month period to qualify for reduced                    purchase of Class B and Class C shares to
                     front-end sales charges.                                  fulfill your Letter of Intent or qualify for
                                                                               Rights of Accumulation.

                                                                               ----------------------------------------------
Rights of            You can combine your holdings or                X
Accumulation         purchases of all funds in the Delaware
                     Investments Funds (except money market
                     funds with no sales charge) as well as
                     the holdings and purchases of your
                     spouse and children under 21 to qualify
                     for reduced front-end sales charges.

Reinvestment of      Up to 12 months after you redeem            For Class A,  For Class B, your account     Not available.
Redeemed Shares      shares, you can reinvest the proceeds       you will not  will be credited with the
                     without paying a sales charge, as noted     have to pay   contingent deferred sales
                     to the right.                               an            charge you previously paid
                                                                 additional    on the amount you are
                                                                 front-end     reinvesting. Your schedule
                                                                 sales charge. for contingent deferred
                                                                               sales charges and
                                                                               conversion to Class A will
                                                                               not start over again; it
                                                                               will pick up from the
                                                                               point at which you
                                                                               redeemed your shares.

SIMPLE IRA,          These investment plans may qualify for          X         There is no reduction in sales charges for
SEP/IRA, SAR/SEP,    reduced sales charges by combining the                    Class B or Class C shares for group purchases
Profit Sharing,      purchases of all members of the group.                    by retirement plans.
Pension,             Members of these groups may also
401(k), SIMPLE       qualify to purchase shares without a
401(k), 403(b)(7),   front-end sales charge and may qualify
and 457 Retirement   for a waiver of any contingent deferred
Plans                sales charges as Class A shares.
-------------------- ------------------------------------------- ----------- ------------------------------------------------

Buying Class A shares at net asset value

Class A Shares of a Fund may be purchased at net asset value under the following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

                                                                              14

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments  fund,  the  Manager or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii) legal counsel to the funds; and (iii) registered  representatives  and employees of broker/dealers who have entered into Dealer's  Agreements with the  Distributor.  Family  members  (regardless  of age) of such persons at their  direction,  and any employee  benefit plan established by any of the foregoing  entities,  counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation  of a fund in the Delaware  Investments  family may exchange into Class A shares of another Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors  if such  broker,  dealer or  investment  advisor  has entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A Shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A Shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Fund.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

-------------------------------------- -------- ---------------- ----------------
                                                  Share Class
-------------------------------------- -------- ---------------- ----------------
              Category                    A*           B              C
-------------------------------------- -------- ---------------- ----------------
Redemptions in accordance with a          X            X              X
Systematic Withdrawal Plan, provided
the annual amount selected to be
withdrawn under the Plan does not
exceed 12% of the value of the
account on the date that the
Systematic Withdrawal Plan was
established or modified
-------------------------------------- -------- ---------------- ----------------
Redemptions that result from the          X            X              X
Fund's right to liquidate a
shareholder's account if the
aggregate net asset value of the
shares held in the account is less
than the then-effective minimum
account size
-------------------------------------- -------- ---------------- ---------------
Distributions to participants or          X      Not available.   Not available.
beneficiaries from a retirement plan
qualified under section 401(a) of
the Internal Revenue Code of 1986,
as amended (the "Code")
-------------------------------------- -------- ---------------- ---------------

                                                                              15

-------------------------------------- -------- ---------------- ----------------
                                                  Share Class
-------------------------------------- -------- ---------------- ----------------
              Category                    A*           B              C
-------------------------------------- -------- ---------------- ---------------
Redemptions pursuant to the               X      Not available.   Not available.
direction of a participant or
beneficiary of a retirement plan
qualified under section 401(a) of
the Code with respect to that
retirement plan
-------------------------------------- -------- ---------------- ---------------
Periodic distributions from an            X            X              X
individual retirement account (i.e.,
IRA, ROTH IRA, EDUCATION OR
COVERDALE IRA, SIMPLE IRA, SAR/SEP
or SEP/IRA) or a qualified plan**
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan) not
subject to a penalty under Section
72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan as
described in Tres. Reg.
ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
-------------------------------------- -------- ---------------- ---------------
Returns of Excess Contributions due       X            X              X
to any regulatory limit from an
individual retirement account (i.e.,
IRA, ROTH IRA, EDUCATION OR
COVERDALE IRA, SIMPLE IRA, SAR/SEP
or SEP/IRA) or a qualified plan
(403(b)(7) plan, 457 Deferred
Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan).
-------------------------------------- -------- ---------------- ---------------
Distributions by other employee           X      Not available.   Not available.
benefit plans to pay benefits
-------------------------------------- -------- ---------------- ---------------
Systematic withdrawals from a             X            X              X
retirement account or qualified plan
that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of
the Code or a hardship or unforeseen
emergency provision in the qualified
plan** as described in Tres. Reg.
ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.  The
systematic withdrawal may be
pursuant to Delaware Investments
funds' Systematic Withdrawal Plan or
a systematic withdrawal permitted by
the Code.
-------------------------------------- -------- ---------------- ---------------
Distributions from an account of a        X            X              X
redemption resulting from the death
or disability (as defined in Section
72(t)(2)(A) of the Code) of a
registered owner or a registered
joint owner occurring after the
purchase of the shares being
redeemed.  In the case of accounts
established under the Uniform Gifts
to Minors or Uniform Transfers to
Minors Act or trust accounts, the
waiver applies upon the death of all
beneficial owners.
-------------------------------------- -------- ---------------- ---------------
Redemptions by certain legacy             X      Not available.       X
retirement assets that meet the
requirements set forth in the
Statement of Additional Information.
-------------------------------------- -------- ---------------- ---------------
Redemptions by the classes of             X      Not available.   Not available.
shareholders who are permitted to
purchase shares at net asset value,
regardless of the size of the
purchase.  See "Buying Class A
shares at net asset value" above.
-------------------------------------- -------- ---------------- ---------------

*    The waiver  for Class A Shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

                                                                              16

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments   Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information  on sales charges can be found in the SAI,  which is available  upon request.

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

                                                                              17

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By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that under most  circumstances you are allowed to exchange only between  like  classes of  shares.  To open an  account  by  exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum  purchase is $250, and you can make additional  investments of only $25 if you are buying  shares in an IRA or Roth IRA,  under the  Uniform
Gifts to Minors  Act or the  Uniform  Transfers  to Minors  Act,  or  through an
Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings
Account  (formerly an "Education  IRA") is $500, with additional  investments of only $50. The minimums vary for retirement  plans other than IRAs,  Roth IRAs or
Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities  using fair value prices based on third-party  vendor modeling tools, to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

                                                                              18

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call our Shareholder  Service Center at 800 523-1918.

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You can redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

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By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next business  day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the

                                                                              19

exchange.  If you later redeem those shares,  the purchase price for purposes of the contingent  deferred sales charge formula will be the price you paid for the original  shares,  not the exchange price.  The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities
under   certain   conditions.    See   the   SAI   for   more   information   on
redemptions-in-kind.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000 ($250 for IRAs and Roth IRAs,  Uniform Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans  and $500 for  Coverdell  Education  Savings  Accounts)  for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Online Account Access
Account access is a password protected area of the Delaware Investments internet
Web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Electronic Delivery
With  Delaware  eDelivery  you can receive  your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware  Investments  Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

                                                                              20

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments  family. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can  exchange  all or part of your  shares  normally  for shares of the same class in another  Delaware  Investments  fund without  paying a front-end  sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is available free of charge in a clear and prominent  format [via  hyperlink] on
the  Fund's  internet  Web  site  at   www.delawareinvestments.com.   Additional
information  on  sales  charges  can be  found in the  Statement  of  Additional
Information, which is available upon request.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  applicable  Limited  CDSC for Class A Shares and the CDSC for Class B and C
Shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be subjected to the applicable CDSC,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

                                                                              21

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC or the sale  results in adverse  tax  consequences.  To avoid this risk,  a shareholder should carefully monitor the purchases,  sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading activity by

                                                                              22

multiple accounts under common ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar-cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  brokers/dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the  income  and  gains  it  distributes  to  you.  The  Fund  intends  to  make distributions at least annually,  usually in December,  of substantially  all of its net investment  income and any net realized capital gains. The amount of any distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  If the  Fund  later  determines  that  the  information  reported  to shareholders  for a year was  incorrect,  the Fund may be  required  to  provide shareholders  with an amended  information  statement  (Form  1099-DIV) for such year.  This might cause  shareholders  that had filed a U.S.  federal income tax return for that year to have to amend their  return and pay  additional  tax and interest on any underpayment for such year.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

                                                                              23

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX SITUATION IS UNIQUE,
YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL,  STATE, LOCAL OR FOREIGN
TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUND.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those within the
Delaware Investments family, as well as from similar investment  vehicles,  such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a  shareholder  meeting  held on March  23,  2005,  the  Fund's  shareholders approved a "manager of managers" structure that would permit Delaware Management
Company to appoint and replace sub-advisers, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "manager of managers  structure").  While  Delaware  Management  Company does not  currently expect to use the  manager  of  managers  structure  with  respect to the Funds,
Delaware  Management  Company may, in the future,  recommend to the Fund's Board the  establishment  of the manager of managers  structure  by  recommending  the hiring of one or more  sub-advisors  to manage  all or a portion  of the  Fund's portfolio  if it  believes  that doing so would be likely to enhance  the Fund's performance by introducing a different investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the manager of managers structure. The use of the manager of managers  structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The manager of managers  structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                                                              24

Financial highlights

The Financial  highlights  tables are intended to help you understand the Fund's financial performance. Financial highlights are not currently provided for Class
R shares  since the  class has not yet  commenced  operations.  All "per  share"
information reflects financial results for a single Fund share. This information has been  audited  by Ernst & Young  LLP,  whose  report,  along with the Fund's financial  statements,  is  included  in the  Fund's  annual  report,  which  is available upon request by calling 800 523-1918.

Delaware Large Cap Growth Fund                                             Class A
                                                                         Year ended
                                                                            9/30
------------------------------------------------- -----------------------------------------------------------
                                                        2005        2004        2003        2002        2001
------------------------------------------------- ----------- ----------- ----------- ----------- -----------

Net asset value, beginning of period                  $6.040      $5.640      $4.540      $5.940     $12.350

Income (loss) from investment operations:
Net investment income (loss)(1)                        0.027       0.005       0.004         ---      (0.013)
Net realized and unrealized gain (loss)
  on investments                                       0.781       0.395       1.096      (1.400)     (5.162)
                                                     -------     -------     -------     -------     -------
Total from investment operations                       0.808       0.400       1.100      (1.400)     (5.175)
                                                     -------     -------     -------     -------     -------

Less dividends and distributions from:
Net investment income                                 (0.028)        ---         ---         ---         ---
Net realized gain on investments                         ---         ---         ---         ---      (1.165)
In excess of net realized gain on investments            ---         ---         ---         ---      (0.070)
                                                     -------     -------     -------     -------     -------
Total dividends and distributions                     (0.028)        ---         ---         ---      (1.235)
                                                     -------     -------     -------     -------     -------

Net asset value, end of period                        $6.820      $6.040      $5.640      $4.540      $5.940
                                                     =======     =======     =======     =======     =======

Total return(2)                                        13.41%       7.09%      24.23%     (23.57%)    (45.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)               $3,011      $1,420        $378         $28         $26
Ratio of expenses to average net assets                 1.01%       1.00%       1.00%       0.94%       0.75%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid
  indirectly                                            1.15%       1.16%       1.35%       1.57%       1.12%
Ratio of net investment income (loss) to
  average net assets                                    0.41%       0.08%       0.08%       0.00%      (0.17%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expenses paid indirectly                              0.27%      (0.08%)     (0.27%)     (0.63%)     (0.54%)
Portfolio turnover                                       124%         54%         80%         67%         67%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                                                              25

Delaware Large Cap Growth Fund                                      Class B
------------------------------------------------- ----------------------------- ---------------
                                                               Year ended 9/30          Period
                                                                                 4/30/02(1) to
                                                                                       9/30/02
------------------------------------------------- ------- ---------- ---------- ---------------
                                                    2005       2004       2003
------------------------------------------------- ------- ---------- ---------- ---------------

Net asset value, beginning of period              $5.950     $5.600     $4.540        $6.030

Income (loss) from investment operations:
Net investment income (loss)(2)                   (0.021)    (0.041)    (0.036)       (0.017)
Net realized and unrealized gain (loss)
  on investments                                   0.771      0.391      1.096        (1.473)
                                                 -------    -------    -------       -------
Total from investment operations                   0.750      0.350      1.060        (1.490)
                                                 -------    -------    -------       -------

Net asset value, end of period                    $6.700     $5.950     $5.600        $4.540
                                                 =======    =======    =======       =======

Total return(3)                                    12.60%      6.25%     23.25%       (24.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $1,649     $1,643       $224           $19
Ratio of expenses to average net assets             1.76%      1.75%      1.75%         1.95%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                   1.85%      1.86%      2.05%         2.98%
Ratio of net investment income (loss) to
  average net assets                               (0.34%)    (0.67%)    (0.67%)       (0.81%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expenses paid indirectly                         (0.43%)    (0.78%)    (0.97%)       (1.84%)
Portfolio turnover                                   124%        54%        80%           67%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

Delaware Large Cap Growth Fund                                      Class C
------------------------------------------------- ----------------------------- ---------------
                                                               Year ended 9/30           Period
                                                                                  4/30/02(1) to
                                                                                        9/30/02
------------------------------------------------- ----------------------------- ---------------
                                                    2005       2004       2003
------------------------------------------------- ------- ---------- ---------- ---------------

Net asset value, beginning of period              $5.950     $5.600     $4.540        $6.030

Income (loss) from investment operations:
Net investment income (loss)(2)                   (0.021)    (0.040)    (0.036)       (0.017)
Net realized and unrealized gain (loss) on
  investments                                      0.771      0.390      1.096        (1.473)
                                                 -------    -------    -------       -------
Total from investment operations                   0.750      0.350      1.060        (1.490)
                                                 -------    -------    -------       -------

Net asset value, end of period                    $6.700     $5.950     $5.600        $4.540
                                                 =======    =======    =======       =======

Total return(3)                                    12.60%      6.25%     23.35%       (24.71%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $412       $270       $149          $---
Ratio of expenses to average net assets             1.76%      1.75%      1.75%         1.95%
Ratio of expenses to average net assets prior
  to expense limitation and expenses
  paid indirectly                                   1.85%      1.86%      2.05%         2.98%
Ratio of net investment income (loss) to average
  net assets                                       (0.34%)    (0.67%)    (0.67%)       (0.81%)
Ratio of net investment loss to average net
  assets prior to expense limitation and
  expenses paid indirectly                         (0.43%)    (0.78%)    (0.97%)       (1.84%)
Portfolio turnover                                   124%        54%        80%           67%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                                                              26

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain, if any, that we pay to shareholders  would be listed under "Less  dividends  and  distributions  - From net  realized  gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect the fund's performance.

                                                                              27

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

                                                                              28

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

                                                                              29

Russell 1000(R)Growth Index
Measures  the   performance   of  those  Russell  1000   companies  with  higher
price-to-book  ratios and higher  forecasted  growth  values.  The Russell  1000 measures the  performance  of the 1,000  largest U.S.  companies  based on total market capitalization.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                                                              30

Delaware Large Cap Growth Fund

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may  obtain  additional  information  about  the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For Fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-04413

Delaware Large Cap Growth Fund
                                              CUSIP            NASDAQ
Class A                                     24610A109          DGDAX
Class B                                     24610A208          DGDBX
Class C                                     24610A307          DGDCX

                           [DELAWARE INVESTMENTS LOGO]

PR-133 [--] IVES xxxx

                                                                              31

                           [DELAWARE INVESTMENTS LOGO]

                         Delaware Large Cap Growth Fund
                   (Formerly Delaware Diversified Growth Fund)

                               Institutional Class

                                   Prospectus
                                January 28, 2006

                                  GROWTH-EQUITY

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Table of contents                                                     page

Fund profile                                                          page
Delaware Large Cap Growth Fund

How we manage the Fund                                                page
Our investment strategy
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                                  page
Investment manager
Portfolio managers
Who's who?

About your account                                                    page
Investing in the Fund
How to buy shares
Fair valuation
Retirement plans
How to redeem shares
Account minimum
Frequent trading of Fund shares (market timing)
Dividends, distributions and taxes
Certain management considerations

Financial highlights                                                  page

Glossary                                                              page

                                                                               2

Profile:  Delaware Large Cap Growth Fund

What is the Fund's goal?
Delaware  Large Cap Growth Fund seeks  capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?

We invest  primarily  in  common  stocks of  growth-oriented  companies  that we believe have long-term capital  appreciation  potential and are expected to grow faster than the U.S.  economy.  Under  normal  circumstances,  we will invest at least 80% of the  Fund's  net  assets  in  investments  of large  capitalization companies  (the "80%  policy").  For purposes of this Fund, we currently  define large  capitalization  companies as those that, at the time of investment,  have market  capitalizations  within the range of market capitalizations of companies in the Russell 1000(R)Growth Index. While the market capitalization of companies in the Russell  1000(R)Growth  Index ranged from  approximately  $0.5 billion to approximately $385 billion as of May 31, 2005, we will normally invest in common stocks of companies  with market  capitalizations  of at least $3 billion at the time of purchase.

Using a bottom up approach,  we seek to select  securities of companies  that we believe have  attractive  end market  potential,  dominant  business  models and strong free cash flow  generation that are  attractively  priced compared to the intrinsic  value of the  securities.  We also  consider a company's  operational efficiencies,  management's  plans  for  capital  allocation  and the  company's shareholder orientation.

The Fund's 80% policy described above is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which can be caused  by a  decline  in the stock  market or poor performance  from  specific  companies  that can result from  negative  earnings reports or dividend  reductions.  For a more complete discussion of risk, please see "The risks of investing in the Fund" on page [_].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of large-sized companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

                                                                               3

How has Delaware Large Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class have varied over the past nine calendar  years, as well as the average annual returns of the
Institutional  shares for one-year,  five-year and lifetime periods.  The Fund's past  performance is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect  during the  periods.  The returns  would be lower  without the expense  caps.  Please see the footnotes on page [__] for additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

     1997       1998       1999       2000       2001       2002       2003       2004       2005
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   17.53%     10.10%     26.02%    -22.37%    -18.80%    -30.27%     30.28%      5.84%      8.06%

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 24.92% for the quarter ended December 31, 1999 and its lowest quarterly return was -22.18% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/05

------------------------------------------------------- ---------- ----------- -------------------
                                                          1 year     5 years    lifetime (12/2/96)
------------------------------------------------------- ---------- ----------- -------------------
Return before taxes                                        8.06%      -3.34%         0.57%
------------------------------------------------------- ---------- ----------- -------------------
Return after taxes on distributions                        7.45%      -3.49%        -0.37%
------------------------------------------------------- ---------- ----------- -------------------
Return after taxes on distributions and sale
  of Fund shares                                           5.97%      -2.83%         0.05%
------------------------------------------------------- ---------- ----------- -------------------
Russell 1000 Growth Index
(reflects no deduction for fees, expenses or taxes)        5.26%      -3.58%         6.73%
------------------------------------------------------- ---------- ----------- -------------------

The  Fund's  returns  above  are  compared  to the  performance  of the  Russell
1000(R)Growth  Index.  You should  remember  that unlike the Fund,  the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                                                               4

What are the Fund's fees and expenses?

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------- -------------------------------------- -------
You do not pay sales charges      Maximum sales charge (load)             none
directly from your investments    imposed on purchases as a
when you buy or sell shares of    percentage of offering price
the Institutional Class.
                                  -------------------------------------- -------
                                  Maximum contingent deferred sales       none
                                  charge (load) as a percentage
                                  of original purchase price or
                                  redemption price, whichever is
                                  lower
                                  -------------------------------------- -------
                                  Maximum sales charge (load)             none
                                  imposed on reinvested dividends
                                  -------------------------------------- -------
                                  Redemption fees                         none
                                  -------------------------------------- -------
                                  Exchange fees(1)                        none
--------------------------------- -------------------------------------- -------

--------------------------------- -------------------------------------- -------
Annual fund operating expenses    Management fees                         0.65%
are deducted from the Fund's
assets.
                                  -------------------------------------- -------
                                  Distribution and service (12b-1) fees   none
                                  -------------------------------------- -------
                                  Other expenses(2)                       0.19%
                                  -------------------------------------- -------
                                  Total annual fund operating expense     0.84%
                                  -------------------------------------- -------
                                  Fee waivers and payments               (0.09%)
                                  -------------------------------------- -------
                                  Total operating expenses(3)             0.75%
--------------------------------- -------------------------------------- -------

--------------------------------- -------------------------------------- -------
This example is intended to
help you compare the cost of
investing in the Fund to the
cost of investing in other
mutual funds with similar
investment objectives. We show
the cumulative amount of Fund
expenses on a hypothetical
investment of $10,000 with an
annual 5% return over the time
shown.(4)  This is an example
only, and does not represent
future expenses, which may be
greater or less than those
shown here.                       1 year                                    $77
                                  -------------------------------------- -------
                                  3 years                                  $259
                                  -------------------------------------- -------
                                  5 years                                  $457
                                  -------------------------------------- -------
                                  10 years                               $1,029
--------------------------------- -------------------------------------- -------

(1)  Exchanges  are  subject to the  requirements  of each fund in the  Delaware
     Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in
     Other  Expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the Fund will not have to convene a  shareholder  meeting and issue a proxy statement during the upcoming fiscal year.

(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  January  31,  2007 in order to prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain  insurance costs) from exceeding 0.75% of average daily net assets.

(4)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year  contractual  period and the total operating  expenses without expense waivers for the years two through ten.

                                                                               5

How we manage the Fund

Our investment strategy

We research  individual  companies and analyze  economic and market  conditions, seeking to identify the  securities or market sectors that we think are the best investments for the Fund.  Specifically,  we look for structural  changes in the economy, industry or product cycle changes, or changes in management,  targeting those companies that we believe can best  capitalize on such changes.  Following are  descriptions  of how the  portfolio  management  team  pursues  the  Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware Large Cap Growth Fund's goal is to seek capital appreciation. We invest primarily  in common  stocks  of large  capitalization  companies.  We strive to identify  companies that offer the potential for long-term  price  appreciation.
Using a bottom up approach, we look for companies that:

o    have attractive end market  potential,  dominant business models and strong free cash flow generation;

o    demonstrate operational and scale efficiencies;

o    have demonstrated expertise for capital allocation; and

o    have clear shareholder oriented governance and compensation policies.

All of these factors give us insight into the outlook for a company,  helping us identify companies poised for sustainable free cash flow growth. We believe that
sustainable  free  cash  flow  growth,  if  it  occurs,   may  result  in  price
appreciation for the company's stock.

Although we tend to hold a relatively focused portfolio of between 25-40 stocks,
we  maintain  a  diversified  portfolio   representing  a  number  of  different
industries.  Such an approach helps to minimize the impact that any one security or industry  could have on the  portfolio  if it were to  experience a period of slow or declining earnings growth.

Because our  objective is capital  appreciation,  the amount of dividend  income that a stock provides is only an incidental consideration for us.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                                                               6

The securities we typically  invest in:
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

------------------------------------   -----------------------------------------
             Securities                           How we use them
------------------------------------   -----------------------------------------
Common stocks: Securities that         Under normal circumstances, we
represent shares of ownership in a     generally will invest 85% of the
corporation. Stockholders              Fund's net assets in common stock.
participate in the corporation's
profits and losses proportionate to
the number of shares they own.
------------------------------------   -----------------------------------------
Foreign Stocks and Depositary          We may invest up to 20% of the
Receipts: Foreign stocks are those     Fund's net assets in foreign
issued by a company that is located    companies directly or indirectly
in a foreign country, has the          through American, Global or European
majority of its assets in a foreign    Depositary Receipts. We would
country or generates the majority of   typically hold depositary receipts
its operating income in a foreign      when we believe they offer greater
country.                               appreciation potential than U.S.
                                       securities. Investing directly in
Depositary receipts are issued by a    international securities is not
U.S. or foreign bank and represent     typically a significant component of
the bank's holdings of a stated        our strategy.
number of shares of a foreign
corporation. A depositary receipt
entitles the holder to all dividends
and capital gains earned by the
underlying foreign shares. American
Depositary Receipts are typically
bought and sold on U.S. securities
exchanges in the same way as other
U.S. securities.
------------------------------------   -----------------------------------------
Repurchase agreements: An agreement    Typically, we use repurchase
between a buyer of securities, such    agreements as a short-term
as the Fund, and a seller of           investment for the Fund's cash
securities in which the seller         position. In order to enter into
agrees to buy the securities back      these repurchase agreements, the
within a specified time at the same    Fund must have collateral of 102% of
price the buyer paid for them, plus    the repurchase price. The Fund will
an amount equal to an agreed upon      only enter into repurchase
interest rate. Repurchase agreements   agreements in which the collateral
are often viewed as equivalent to      is comprised of U.S. government
cash.                                  securities.
------------------------------------   -----------------------------------------

Restricted securities: Privately       We may invest in privately placed
placed securities whose resale is      securities, including those that are
restricted under U.S. securities       eligible for resale only among
laws.                                  certain institutional buyers without
                                       registration, commonly known as
                                       "Rule 144A Securities."

------------------------------------   -----------------------------------------
Options and Futures: Options           If we have stocks that have
represent a right to buy or sell a     unrealized gains because of past
security or a group of securities at   appreciation, we may want to protect
an agreed upon price at a future       those gains when we anticipate
date. The purchaser of an option may   adverse conditions. We might use
or may not choose to go through with   options or futures to neutralize the
the transaction; the seller of an      effect of any price declines,
option must go through with the        without selling the security. We may
transaction.                           also use options and futures to
                                       quickly invest excess cash so that
Futures contracts are agreements for   the portfolio is generally fully
the purchase or sale of a security     invested.

                                                                               7

or a group of securities at a
specified price on a specified date.   Use of these strategies can increase
Unlike an option, a futures contract   the operating costs of the Fund and
must be executed unless it is sold     can lead to loss of principal.
before the settlement date.

Options and futures are generally
considered to be derivative
securities.
------------------------------------   -----------------------------------------
Illiquid securities: Securities that   We may invest up to 15% of the
do not have a ready market, and        Fund's net assets in illiquid
cannot be easily sold within seven     securities.
days at approximately the price at
which a fund has valued them.
--------------------------------------------------------------------------------

The Fund may also invest in other  securities,  including  preferred stock, real
estate  investment  trusts,  warrants,   equity  or  debt  securities  that  are
convertible  into  stocks  and  investment  company  securities.  Please see the
Statement of Additional  Information  (SAI) for additional  information on these securities as well as those listed in the table above.

Lending securities
The Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  and institutional  investors  for their use in their  security  transactions.  These transactions may generate additional income for the Fund.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions

For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in bonds,  cash or cash  equivalents.  To the extent  that the Fund holds such instruments, it may be unable to achieve its investment objective.

Portfolio turnover
Under normal  circumstances we expect portfolio  turnover to be less than 50%. A high rate of portfolio turnover in any year may increase  brokerage  commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                               8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little or no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

---------------------------------------- ---------------------------------------
                 Risks                         How we strive to manage them
---------------------------------------- ---------------------------------------
Market risk:  The risk that all or a     We maintain a long-term investment
majority of the securities in a          approach and focus on stocks we believe
certain market-- like the stock or       can appreciate over an extended time
bond market-- will decline in value      frame regardless of interim market
because of economic conditions, future   fluctuations. We do not try to predict
expectations or investor confidence.     overall stock market movements.
                                         Although we may hold securities for any
                                         amount of time, we generally do not
                                         trade for short-term purposes.
---------------------------------------- ---------------------------------------
Industry and security risk:  Industry    We limit the amount of the Fund's
risk is the risk that the value of       assets invested in any one industry and
securities in a particular industry      in any individual security. We also
will decline because of changing         follow a rigorous selection process
expectations for the performance of      before choosing securities and
that industry.                           continually monitor them while they
                                         remain in the portfolio.

Securities risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
stock or bond.
---------------------------------------- ---------------------------------------
Futures and options risk:  The           We may use futures and options to
possibility that a fund may experience   protect gains in the portfolio without
a loss if it employs an options or       actually selling a security. We may
futures strategy related to a security   also use futures and options to quickly
or a market index and that security or   invest excess cash so that the
index moves in the opposite direction    portfolio is generally fully invested.
from what the manager anticipated.
Futures and options also involve
additional expenses, which could
reduce any benefit or increase any
loss that a fund gains from using the
strategy.
---------------------------------------- ---------------------------------------
Foreign risk:  The risk that foreign     Investing in foreign securities
securities may be adversely affected     (including depositary receipts) is not
by political instability, changes in     a significant part of our strategy. We
currency exchange rates, foreign         may not invest more than 20% of net
economic conditions or inadequate        assets in direct and indirect holdings
regulatory and accounting standards.     of foreign securities.
---------------------------------------- ---------------------------------------
Liquidity risk:  The possibility that    We limit exposure to illiquid
securities cannot be readily sold        securities to no more than 15%
within seven days at approximately the   of the Fund's net assets.
price that a fund has valued them.
---------------------------------------- -----------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                                                               9

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Fund,  manages the Fund's business  affairs and provides daily administrative  services.  For these  services,  the manager was paid 0.56% as a percentage  of average  daily net assets for the last fiscal year,  after giving effect to waivers by the manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended September 30, 2005.

Portfolio managers

Jeffrey S. Van Harte, Christopher J. Bonavico, Daniel J. Prislin and Christopher
M.  Ericksen  have  primary  responsibility  for  making  day-to-day  investment decisions for the Fund. Messrs. Van Harte, Bonavico, Prislin and Ericksen joined
Delaware Investments in April 2005.

Jeffrey S. Van Harte, Chief Investment Officer - Focus Growth, was most recently a principal and executive vice president at Transamerica  Investment Management,
LLC.  Mr. Van Harte was the lead  manager of the  Transamerica  Large Cap Growth strategy and managed  portfolios in that  discipline  for over 20 years.  Before becoming a portfolio manager,  Mr. Van Harte was a securities analyst and trader for Transamerica  Investment  Services,  which he joined in 1980. Mr. Van Harte, who also managed institutional separate accounts and sub-advised funds, received his bachelor's  degree in finance from California  State University at Fullerton and is a CFA charterholder.

Christopher J.  Bonavico,  Vice  President/Senior  Portfolio  Manager,  was most
recently  a  principal  and  portfolio   manager  at   Transamerica   Investment
Management,  LLC. Mr. Bonavico also managed  sub-advised funds and institutional separate  accounts.  Before  joining  Transamerica  in 1993,  he was a  research analyst for Salomon  Brothers.  Mr. Bonavico  received his bachelor's  degree in economics from the University of Delaware and is a CFA charterholder.

Daniel J. Prislin, Vice President/Senior  Portfolio Manager, was most recently a principal and portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed  sub-advised  funds and institutional  separate  accounts.
Prior to joining  Transamerica  in 1998, he was an assistant  portfolio  manager with  The  Franklin  Templeton  Group.  Mr.  Prislin  received  his  M.B.A.  and bachelor's degree in business  administration from the University of California,
Berkeley and is a CFA charterholder.

Christopher M. Ericksen, Vice  President/Portfolio  Manager, was most recently a portfolio  manager at  Transamerica  Investment  Management,  LLC, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman  Sachs;  during his ten years there he worked in investment banking as well as investment  management.  Mr. Ericksen received his bachelor's  degree from Carnegie  Mellon  University,  with majors in industrial management, economics and political science. He is a CFA charterholder.

The SAI for the  Fund  provides  additional  information  about  each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of other securities in the Fund.

                                                                              10

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                             Custodian
Delaware Management Company                                                    JPMorgan Chase Bank
2005 Market Street                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                     The Fund                       Brooklyn, NY 11245

                        Distributor                              Service agent
                        Delaware Distributors, L.P.              Delaware Service Company, Inc.
                        2005 Market Street                       2005 Market Street
                        Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                        Financial intermediary wholesaler
                        Lincoln Financial Distributors, Inc.
                        2001 Market Street
                        Philadelphia, PA  19103-7055
Portfolio managers
(see page __ for details)
                                             Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's investment manager and distributor.  However,  the Delaware Large Cap
Growth Fund relies on certain  exemptive  rules  adopted by the SEC that require its  Board  of  Trustees  to be  comprised  of a  majority  of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

                                                                              11

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P,  Lincoln  Financial  Distributors,  Inc.  (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                                                              12

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee  benefit plans of the Fund's manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     distributor;

o    institutional  advisory  accounts of the Fund's manager,  or its affiliates and those having client  relationships with Delaware  Investment  Advisers, another series of Delaware Management Business Trust, or its affiliates and their  corporate  sponsors,  as well as subsidiaries  and related  employee benefit  plans  and  rollover  individual  retirement  accounts  from  such institutional advisory accounts;

o    a bank, trust company and similar financial  institution,  including mutual funds  managed  by the Fund's  investment  manager,  investing  for its own account or for the account of its trust  customers  for whom the  financial institution is exercising investment discretion in purchasing shares of the
     Class,  except  where the  investment  is part of a program  that  requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; or

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's  manager,  distributor  or service agent or one or more of
     their  affiliates  provide  record  keeping,   administrative,   investment
     management, marketing, distribution or similar services.

o    Until April 1, 2006, investors who were formerly shareholders of "I" shares
     (or a similar class of shares that is limited to certain  institutional  or high net worth  investors  and does not carry a sales  charge or Rule 12b-1 fee) of another fund that was managed by investment  professionals  who are currently portfolio managers at Delaware Management Company.

                                                                              13

About your account (continued)

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL

By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that you may not  exchange  your shares for Class B, Class C or
Class R shares.  To open an  account  by  exchange,  call your  Client  Services
Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

                                                                              14

About your account (continued)

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

                                                                              15

About your account (continued)

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You can redeem  your  shares  (sell them back to the Fund) by mail by writing to
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8992. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

                                                                              16

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  business day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next business day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind
The  Fund  has  reserved  the  right,  to pay  for  redemptions  with  portfolio securities  under certain  circumstances.  See the SAI for more  information  on redemptions-in-kind.

Account minimum
If you redeem shares and your account  balance  falls below $250,  your Fund may redeem your account after 60 days' written notice to you.

Exchanges

The following  limitation on exchanges  applies only to those investors who were formerly  shareholders  of "I"  shares  (or a similar  class of  shares  that is limited to certain  institutional or high net worth investors and does not carry a sales charge or Rule 12b-1 fee) of another fund that was managed by investment professionals  who are  currently  portfolio  managers  at  Delaware  Management
Company  and who  purchased  their  shares on or  before  April 1,  2006.  These investors  may  exchange all or part of their  institutional  shares of Delaware
Large Cap Growth  Fund only for  shares of the same  class in  another  Delaware
Investments  Fund  that  are  specifically   available  for  purchase  by  these
individuals as stated in the Fund's Prospectus.

You can  exchange  all or part of your  shares  for  shares of the same class in another Delaware  Investments  Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable  sales charges on your new shares.  You do not pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  Prospectus  and read it carefully  before buying  shares  through an exchange.  You may not  exchange  your  shares  for Class B,  Class C or Class R shares of the funds in the Delaware Investments family.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the redemption side of your exchange order but may refuse the

                                                                              17

purchase side of your exchange  order.  The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order or exchange order for any reason,  including  any  purchase  order or exchange  order  accepted by any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the  Fund  may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases  and sales or exchanges of the Fund's shares may also force the Fund to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate short-term trading activity.  This could adversely affect the Fund's performance  if, for  example,  the Fund incurs  increased  brokerage  costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar-cost averaging programs, or omnibus account arrangements.

                                                                              18

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain brokers/ dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the  income  and  gains  it  distributes  to  you.  The  Fund  intends  to  make distributions at least annually,  usually in December,  of substantially  all of its net investment  income and any net realized capital gains. The amount of any distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  If the  Fund  later  determines  that  the  information  reported  to shareholders  for a year was  incorrect,  the Fund may be  required  to  provide shareholders  with an amended  information  statement  (Form  1099-DIV) for such year.  This might cause  shareholders  that had filed a U.S.  federal income tax return for that year to have to amend their  return and pay  additional  tax and interest on any underpayment for such year.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX SITUATION IS UNIQUE,
YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL,  STATE, LOCAL OR FOREIGN
TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUND.

                                                                              19

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those within the
Delaware Investments family, as well as from similar investment  vehicles,  such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company to appoint  and replace  sub-advisers,  enter into sub-advisory  agreements,  and amend and terminate sub-advisory  agreements with respect to the Funds, subject to Board approval but without shareholder approval
(the "manager of managers  structure").  While Delaware  Management Company does not currently  expect to use the manager of managers  structure  with respect to the Fund,  Delaware  Management  Company  may, in the future,  recommend  to the
Fund's  Board  the  establishment  of  the  manager  of  managers  structure  by recommending  the hiring of one or more  sub-advisors to manage all or a portion of a Fund's  portfolio  if it believes  that doing so would be likely to enhance the Fund's performance by introducing a different investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the manager of managers structure. The use of the manager of managers  structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The manager of managers  structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers structure would not permit investment management fees paid by a Fund to
be  increased  without  shareholder   approval  or  change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                                                              20

Financial highlights

The Financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

                                                                   Institutional class
Delaware Large Cap Growth Fund                                       Year ended 9/30
                                                  --------- ---------- ---------- ---------- ---------
                                                      2005       2004       2003       2002      2001
------------------------------------------------- --------- ---------- ---------- ---------- ---------

Net asset value, beginning of period                $6.050     $5.660     $4.550     $5.940   $12.350

Income (loss) from investment operations:
Net investment income (loss)(1)                      0.043      0.021      0.017      0.006    (0.013)
                                                                                              -------
Net realized and unrealized gain (loss)
  on investments                                     0.791      0.385      1.102     (1.396)   (5.162)
                                                   -------    -------    -------    -------   -------
Total from investment operations                     0.834      0.406      1.119     (1.390)   (5.175)
                                                   -------    -------    -------    -------   -------

Less dividends and distributions from:
Net investment income                               (0.044)    (0.016)    (0.009)       ---       ---
Net realized gain on investments                       ---        ---        ---        ---    (1.165)
In excess of net realized gain on investments          ---        ---        ---        ---    (0.070)
                                                   -------    -------    -------    -------   -------
Total dividends and distributions                   (0.044)    (0.016)    (0.009)       ---    (1.235)
                                                   -------    -------    -------    -------   -------

Net asset value, end of period                      $6.840     $6.050     $5.660     $4.550    $5.940
                                                   =======    =======    =======    =======   =======

Total return(2)                                      13.83%      7.17%     24.62%    (23.40%)  (45.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $87,211    $58,305    $37,456    $16,948   $10,686
Ratio of expenses to average net assets               0.76%      0.75%      0.75%      0.83%     0.75%
Ratio of expenses to average net assets prior
  to expense limitation and expenses
  paid indirectly                                     0.85%      0.86%      1.05%      1.27%     0.82%
Ratio of net investment income (loss) to
  average net assets                                  0.66%      0.33%      0.33%      0.11%    (0.17%)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly             0.57%      0.22%      0.03%     (0.33%)   (0.24%)
Portfolio turnover                                     124%        54%        80%        67%       67%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                                                              21

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - From net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect the fund's performance.

                                                                              22

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

                                                                              23

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell 1000(R)Growth Index
Measures  the   performance   of  those  Russell  1000   companies  with  higher
price-to-book  ratios and higher  forecasted  growth  values.  The Russell  1000 measures the  performance  of the 1,000  largest U.S.  companies  based on total market capitalization.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

                                                                              24

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                                                              25

Delaware Large Cap Growth Fund

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet  Website  (www.delawareinvestments.com).
You may  obtain  additional  information  about  the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-04413

Delaware Large Cap Growth Fund
                                                  CUSIP                NASDAQ
Institutional Class                             24610A406              DGDIX

                           [DELAWARE INVESTMENTS LOGO]

PR-136 [--] IVES xxxx

                                                                              26

                           [DELAWARE INVESTMENTS LOGO]

                       Delaware Growth Opportunities Fund

                      Class A * Class B * Class C * Class R

                                   Prospectus
                                January 28, 2006

                                  GROWTH-EQUITY

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                         page
Delaware Growth Opportunities Fund

How we manage the Fund                                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                                 page
Investment manager
Portfolio managers
Who's who?

About your account                                                   page
Investing in the Fund
       Choosing a share class
       Dealer compensation
How to reduce your sales charge
How to buy shares
Fair valuation
Retirement plans
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares (market timing)
Dividends, distributions and taxes

Certain management considerations                                    page

Financial highlights                                                 page

Glossary                                                             page

                                                                               2

Profile:  Delaware Growth Opportunities Fund

What is the Fund's goal?
Delaware Growth Opportunities Fund seeks long-term capital growth.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily in common  stocks of  medium-sized  companies.  We consider medium-sized  companies to be those companies whose market  capitalizations fall within the range represented in the Russell Midcap(R)Growth Index at the time of the Portfolio's investment. As of the latest reconstitution on May 31, 2005, the average market capitalization of a company in the Russell  Midcap(R)Growth Index was  approximately  $5.8  billion  and  the  median  market  capitalization  was approximately $3.4 billion. The index had a total market capitalization range of approximately  $0.6 billion to $39.1  billion.  We may also invest in securities that are  convertible  into common stock.  In selecting  stocks for the Fund, we typically  look for  companies  that have  established  themselves  within their industry, but still have growth potential.

We use a bottom-up approach to select stocks,  evaluating  individual  companies rather than trends in the economy or the investment  markets.  Researching  each company,  its products,  services,  competitors  and management team helps us to select  stocks of  companies  that we think  will  provide  high and  consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which  could be  caused  by a drop in the  stock  market or poor performance  from  particular  companies or  industries.  In addition,  Delaware
Growth  Opportunities  Fund invests in  small-sized or  medium-sized  companies.
These companies may involve greater risk due to their size, narrow product lines or limited financial resources.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [__].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of medium-size, growth-oriented companies.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                                                               3

How has Delaware Growth Opportunities Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar years as well as the average annual returns of all classes for one-year,  five-year and ten-year or lifetime  periods,  as applicable.  The
Fund's past  performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return (Class A)

     1996       1997       1998       1999       2000       2001       2002       2003       2004       2005
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   13.77%     14.04%     17.72%     64.69%    -10.17%    -17.08%    -24.89%     39.14%     12.17%      9.98%

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  48.13%  for the  quarter  ended  December  31,  1999 and its lowest quarterly return was -24.84% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns shown in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

----------------------------------------------- ---------------- --------------- ----------------
                                                                                   10 years or
                                                    1 year          5 years         Lifetime**
----------------------------------------------- ---------------- --------------- ----------------
Class A return before taxes                          3.67%            0.15%           8.57%
----------------------------------------------- ---------------- --------------- ----------------
Class A return after taxes on distributions          3.01%            0.02%           6.35%
----------------------------------------------- ---------------- --------------- ----------------
Class A return after taxes on distributions
and sale of Fund shares                              3.27%            0.13%           6.59%
----------------------------------------------- ---------------- --------------- ----------------
Class B return before taxes*                         5.23%            0.20%           8.61%
----------------------------------------------- ---------------- --------------- ----------------
Class C return before taxes*                         8.21%            0.63%           8.46%
----------------------------------------------- ---------------- --------------- ----------------
Class R return before taxes                          9.70%             N/A           16.52%
----------------------------------------------- ---------------- --------------- ----------------
Russell Midcap Growth Index** (reflects no
deduction for fees, expenses or taxes) or            12.1%            1.38%           9.27%
----------------------------------------------- ---------------- --------------- ----------------

The  Fund's  returns  above  are  compared  to the  performance  of the  Russell
Midcap(R)Growth  Index.  You should  remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Ten-year returns for Class B shares  reflect  conversion  to Class A shares  after 8 years. If shares were not redeemed, the returns for Class B would be 9.23%,
     0.64%  and  9.82%,  for  the  one-year,  five-year  and  ten-year  periods, respectively.  Returns for Class C would be 9.21%, 0.63% and 8.46%, for the one-year, five-year and ten-year periods, respectively. Returns for Class R
     would  be  9.70%  and  16.52%  for  the  one-year  and  lifetime   periods,
     respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The Russell  Midcap(R)Growth  Index  return  shown is for 10 years.
     Inception  dates for the Class A, Class B, Class C and Class R Shares  were
     March 27,  1986,  September  6, 1994,  November  29, 1995 and June 2, 2003,
     respectively. The Index return for Class R lifetime period was 24.43%.

                                                                               4

What are the Fund's fees and expenses?

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------- ----------------------------------------------- ----------- ---------- ---------- -----------
Sales charges are fees paid
directly from your investments when
you buy or sell shares of the Fund.
You do not pay sales charges when
you buy or sell Class R shares.       CLASS                                                    A          B         C            R
------------------------------------- ----------------------------------------------- ----------- ---------- ---------- -----------
                                      Maximum sales charge (load) imposed on                5.75%    none       none        none
                                      purchases as a percentage of offering price
------------------------------------- ----------------------------------------------- ----------- ---------- ---------- -----------
                                      Maximum contingent deferred sales charge              none(1)  4.00%(2)   1.00%(3)    none
                                      (load) as a  percentage of original purchase
                                      price or redemption price, whichever is lower
------------------------------------- ----------------------------------------------- ----------- ---------- ---------- -----------
                                      Maximum sales charge (load) imposed                   none     none       none        none
                                      on reinvested dividends
------------------------------------- -------------------------------------           ----------- ---------- ---------- -----------
                                      Redemption fees                                       none     none       none        none
------------------------------------- -------------------------------------           ----------- ---------- ---------- -----------
                                      Exchange fees                                         none     none       none        none
------------------------------------- -------------------------------------           ----------- ---------- ---------- -----------

------------------------------------- -------------------------------------           ----------- ----------- ---------- -----------
Annual fund operating expenses are    Management fees                                       0.75%    0.75%      0.75%       0.75%
deducted from the Fund's assets.
------------------------------------- -------------------------------------           ----------- ----------- ---------- -----------
                                      Distribution and service
                                      (12b-1 fees)                                          0.30%    1.00%      1.00%       0.60%
------------------------------------- -------------------------------------           ----------- ----------- ---------- -----------
                                      Other expenses                                        0.39%    0.39%      0.39%       0.39%
------------------------------------- -------------------------------------           ----------- ----------- ---------- -----------
                                      Total annual fund operating expenses                  1.44%    2.14%      2.14%       1.74%
------------------------------------- -------------------------------------           ----------- ----------- ---------- -----------
                                      Fee waivers and payments                                  -        -          -      (0.10%)
------------------------------------- -------------------------------------           ----------- ----------- ---------- -----------
                                      Net expenses                                          1.44%    2.14%      2.14%       1.64%
------------------------------------- -------------------------------------           ----------- ----------- ---------- -----------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended
to help you compare the
cost of investing in the
Fund to the cost of
investing in other mutual
funds with similar
investment objectives.
We show the cumulative
amount of Fund expenses
on a hypothetical
investment of $10,000
with an annual 5% return
over the time shown.(4)
This is an example only,
and does not represent
future expenses, which
may be greater or less      CLASS                 A          B(5)             B(5)             C              C              R
than those shown here.                                               (if redeemed)                 (if redeemed)
--------------------------- ------------ ----------- ------------- --------------- -------------- -------------- --------------
                            1 year             $713          $217            $617           $217           $317           $167
--------------------------- ------------ ----------- ------------- --------------- -------------- -------------- --------------
                            3 years          $1,004          $670            $945           $670           $670           $538
--------------------------- ------------ ----------- ------------- --------------- -------------- -------------- --------------
                            5 years          $1,317        $1,149          $1,374         $1,149         $1,149           $934
--------------------------- ------------ ----------- ------------- --------------- -------------- -------------- --------------
                            10 years         $2,200        $2,294          $2,294         $2,472         $2,472         $2,043
--------------------------- ------------ ----------- ------------- --------------- -------------- -------------- --------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed  within one year of  purchase  are subject to a 1%
     contingent  deferred sales charge.

(4)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  This example  assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

(5)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                                                               5

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to  identify  companies  of medium  market  capitalization  that offer above-average  opportunities  for long-term capital growth because we think they are  poised  to  provide  high  and  consistent  earnings  growth.  Medium-sized companies are generally considered to be those whose market  capitalizations are included in the range represented by the Russell Midcap(R)Growth Index.

Companies  in the early  stages of their  development  often offer the  greatest opportunities for rising share prices. However, the smallest companies generally involve  the most  risk  because  they may have  very  limited  resources,  less management  experience or narrower  product lines. We believe that  medium-sized companies can provide many of the growth  opportunities of small companies,  but with less risk. Medium-sized companies may be more established in their industry and have greater financial  resources.  Yet, they may still have the flexibility and growth potential of a smaller company.

We use a  bottom-up  approach  to  stock  selection,  carefully  evaluating  the characteristics of individual companies.  We rely heavily on our own research in selecting  companies for the portfolio.  That research might include  one-on-one meetings with executives,  company competitors,  industry experts and customers.
Our first step in  identifying  promising  companies is to pinpoint  stocks that exhibit one or more of the following characteristics:

o    A history of high earnings-per-share growth;
o    Expectations   for  future   earnings   growth  that  are  either  high  or
     accelerating;
o    A price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o    A discounted cash flow that is high relative to other stocks; or
o    A special  situation  that has caused  the stock to fall out of favor,  but which we  believe  creates  potential  for  even  greater  long-term  price appreciation.

Once we have narrowed our search to companies  with one or more of the preceding
characteristics,   we  then  conduct  even  more  thorough  hands-on   research,
evaluating a wide variety of factors, including:

o    The financial strength of the company;
o    The expertise of its management;
o    The growth potential of the company within its industry; and
o    The growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to  reduce  the  inherent  risks of equity  investing,  we  maintain  a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's  investment  objective  is  non-fundamental.  This means the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                                                               6

The securities we typically invest in
Stocks generally offer investors the potential for capital  appreciation and may pay dividends as well.

------------------------------------------------ --------------------------------------------------------
              Securities                                             How we use them

------------------------------------------------ --------------------------------------------------------
Common stocks: Securities that represent         Under normal circumstances, we generally will invest
shares of ownership in a corporation.            85% to 100% of the Fund's net assets in common stock
Stockholders participate in the corporation's    with an emphasis on medium-sized companies.
profits and losses, proportionate to the
number of shares they own.
------------------------------------------------ --------------------------------------------------------
American Depositary Receipts: ADRs are issued    We may hold ADRs when we believe they offer greater
by a U.S. bank and represent the bank's          appreciation potential than U.S. securities.
holdings of a stated number of shares of a
foreign corporation.  An ADR entitles the
holder to all dividends and capital gains
earned by the underlying foreign shares. ADRs
are typically bought and sold on U.S.
securities exchanges in the same way as other
U.S. securities.
------------------------------------------------ --------------------------------------------------------
Repurchase agreements: An agreement between a    Typically, we use repurchase agreements as a
buyer of securities, such as the Fund, and a     short-term investment for the Fund's cash position. In
seller of securities, in which the seller        order to enter into these repurchase agreements, the
agrees to buy the securities back within a       Fund must have collateral of 102% of the repurchase
specified time at the same price the buyer       price.  The Fund will only enter into repurchase
paid for them, plus an amount equal to an        agreements in which the collateral is comprised of
agreed upon interest rate. Repurchase            U.S. government securities.
agreements are often viewed as equivalent to
cash.
------------------------------------------------ --------------------------------------------------------

Restricted securities: Privately placed          We may invest in privately placed securities,
securities whose resale is restricted under      including those that are eligible for resale only
U.S. securities laws.                            among certain institutional buyers without
                                                 registration, commonly known as "Rule 144A
                                                 Securities."

------------------------------------------------ --------------------------------------------------------
Options and Futures: Options represent a right   If we have stocks that have unrealized gains because
to buy or sell a security or a group of          of past appreciation, we may want to protect those
securities at an agreed upon price at a future   gains when we anticipate adverse conditions. We might
date. The purchaser of an option may or may      use options or futures to neutralize the effect of any
not choose to go through with the transaction;   price declines, without selling the security. We might
the seller of an option must go through with     also use options or futures to gain exposure to a
the transaction.                                 particular market segment without purchasing
                                                 individual securities in that segment.  We might use
Writing a covered call option on a security      this approach if we had excess cash that we wanted to
obligates the owner of the security to sell it   invest quickly.
at an agreed upon price on an agreed upon date
(usually no more than nine months in the         We might use covered call options if we believe that
future). The owner of the security receives a    doing so would help the Fund to meet its investment
premium payment from the purchaser of the        objective.
call, but if the security appreciates to a
price greater than the agreed upon selling
price, the fund would lose out on those gains.   Use of these strategies can increase the operating
                                                 costs of the Fund and can lead to loss of principal.
Futures contracts are agreements for the
purchase or sale of securities at a specified
price, on a specified date.  Unlike an option,
a futures contract must be executed unless it
is sold before the settlement date.

Options and futures are generally considered
to be derivative securities.

------------------------------------------------ --------------------------------------------------------
Illiquid securities: Securities that do not      We may invest up to 10% of the Fund's net assets in
have a ready market and cannot be easily sold    illiquid securities.
within seven days at approximately the price
at which a fund has valued them.
------------------------------------------------ --------------------------------------------------------

The Fund may also invest in other securities,  including convertible securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information  (SAI) for additional  descriptions  on these  securities as well as those listed in the table above.

                                                                               7

Lending securities
The Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  and
institutional  investors  for  use  in  their  securities  transactions.   These
transactions may generate additional income for the Fund.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash  equivalents.  To the  extent  that the Fund  holds  such instruments, it may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%.  A turnover  rate of 100% would occur if, for  example,  a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single  security.  High  turnover  can result in  increased transaction  costs and tax  liability  for  investors  and may affect the Fund's performance.

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------- ----------------------------------------------------
                         Risks                                      How we strive to manage them
-------------------------------------------------------- ----------------------------------------------------
Market risk:  The risk that all or a majority of the     We maintain a long-term investment approach and
securities in a certain market-- like the stock or       focus on stocks we believe can appreciate over an
bond market-- will decline in value because of factors   extended time frame regardless of interim market
such as economic conditions, future expectations or      fluctuations.  We do not try to predict overall
investor confidence.                                     stock market movements.  Although we may hold
                                                         securities for any amount of time, we generally do
                                                         not trade for short-term purposes.
-------------------------------------------------------- ----------------------------------------------------
Industry and security risk:  Industry risk is the risk   We limit the amount of the Fund's assets invested
that the value of securities in a particular industry    in any one industry and in any individual
will decline because of changing expectations for the    security.  We also follow a rigorous selection
performance of that industry.                            process before choosing securities and continually
                                                         monitor them while they remain in the portfolio.
Securities risk is the risk that the value of an
individual stock or bond will decline because of
changing expectations for the performance of the
individual company issuing the stock or bond.
-------------------------------------------------------- ----------------------------------------------------
Small company risk:  The risk that prices of smaller     Though the Fund may invest in small companies, our
companies may be more volatile than larger companies     focus is on medium-sized companies.  We believe
because of limited financial resources or dependence     medium-sized companies, in general, are more
on narrow product lines.                                 stable than smaller companies and involve less
                                                         risk due to their larger size, greater experience
                                                         and more extensive financial resources.  In
                                                         addition, the Fund maintains a well-diversified
                                                         portfolio, selects stocks carefully and
                                                         continually monitors them.
-------------------------------------------------------- ----------------------------------------------------

                                                                               8

-------------------------------------------------------- ----------------------------------------------------
                         Risks                                      How we strive to manage them
-------------------------------------------------------- ----------------------------------------------------
Interest rate risk: The  risk that securities will       We analyze each company's financial situation and
decrease in value if interest rates rise. The risk is    its cash flow to determine the company's ability
generally associated with bonds; however, because        to finance future expansion and operations.  The
smaller companies often borrow money to finance their    potential effect that rising interest rates might
operations, they may be adversely affected by rising     have on a stock is taken into consideration before
interest rates.                                          the stock is purchased.
-------------------------------------------------------- ----------------------------------------------------
Futures and options risk:  The possibility that a fund   We may use options and futures to protect gains in
may experience a loss if it employs an options or        the portfolio without actually selling a security.
futures strategy related to a security or a market       We may also use options and futures to quickly
index and that security or index moves in the opposite   invest excess cash so that the portfolio is
direction from what the manager anticipated.  Futures    generally fully invested.
and options also involve additional expenses, which
could reduce any benefit or increase any loss that a
fund gains from using the strategy.
-------------------------------------------------------- ----------------------------------------------------
Foreign risk:  The risk that foreign securities may be   We typically invest only a small portion of the
adversely affected by political instability, changes     Fund's portfolio in foreign corporations
in currency exchange rates, foreign economic             indirectly through American Depositary Receipts.
conditions or inadequate regulatory and accounting       When we do purchase ADRs, they are generally
standards.                                               denominated in U.S. dollars and traded on a U.S.
                                                         exchange.
-------------------------------------------------------- ----------------------------------------------------
Liquidity risk:  The possibility that securities         We limit exposure to illiquid securities to no
cannot be readily sold within seven days at              more than 15% of the Fund's net assets.
approximately the price that a fund has valued them.
-------------------------------------------------------- ----------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Fund,  manages the Fund's business  affairs and provides daily administrative  services.  For these  services,  the manager was paid 0.75% as a percentage of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended September 30, 2005.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

                                                                               9

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The SAI for the  Fund  provides  additional  information  about  each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of other securities in the Fund.

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                            Board of Trustees
Investment manager                                                             Custodian
Delaware Management Company                                                    JPMorgan Chase Bank
2005 Market Street                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                     The Fund                       Brooklyn, NY 11245

                        Distributor                              Service agent
                        Delaware Distributors, L.P.              Delaware Service Company, Inc.
                        2005 Market Street                       2005 Market Street
                        Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                        Financial intermediary wholesaler
                        Lincoln Financial Distributors, Inc.
                        2001 Market Street
                        Philadelphia, PA  19103-7055
Portfolio managers
(see page __ for details)                 Financial advisors
                                             Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager and  distributor.  However,  the Delaware Growth
Opportunities  Fund relies on certain  exemptive  rules  adopted by the SEC that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

                                                                              10

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are compensated for their services,  generally through  sales  commissions,  12b-1 fees and/or  service fees  deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

     Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

     If you invest $50,000 or more, your front-end sales charge will be reduced.

     You may qualify for other  reductions  in sales  charges and under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

     Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average  daily net  assets,  which is lower than the 12b-1 fee for
     Class B, Class C and Class R shares.  See "Dealer  compensation"  below for further information.

     Class A shares  generally  are not subject to a contingent  deferred  sales charge, except in the limited circumstances described in the table below.

     Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

                                                                              11

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested rounded to the nearest hundredth. The actual sales charge as a  percentage  of the net  amount  invested  will vary  depending  on the amount invested, rounding and the then-current net asset value.

--------------------------------- ------------------------------------- -------------------------------------
                                                                        Sales charge as % of net amount
Amount of purchase                Sales charge as % of offering price   invested
-------------------------------------------------------------------------------------------------------------
  Less than $49,999                5.75%                                 6.54%
-------------------------------------------------------------------------------------------------------------
  $50,000 but under $99,999        4.75%                                 5.41%
-------------------------------------------------------------------------------------------------------------
  $100,000 but under $249,999      3.75%                                 4.31%
-------------------------------------------------------------------------------------------------------------
  $250,000 but under $499,999      2.50%                                 3.00%
-------------------------------------------------------------------------------------------------------------
  $500,000 but under $999,999      2.00%                                 2.44%
-------------------------------------------------------------------------------------------------------------
$1 million or more                None (Limited CDSC may apply)*        None (Limited CDSC may apply)*
--------------------------------- ------------------------------------- -------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A  shares.  However,  if the  Distributor  paid your  financial  advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem  these  shares  within the first year and 0.50% if you redeem them within the second  year,  unless a specific  waiver of the charge  applies.  The
Limited CDSC will be paid to the  Distributor  and will be assessed on an amount equal to the lesser of: (1) the net asset  value at the time of  purchase of the
Class A shares being  redeemed or (2) the net asset value of such Class A shares at the time of redemption. For purposes of this formula, the "net asset value at the time of  purchase"  will be the net asset  value at  purchase of the Class A shares even if those shares are later  exchanged for shares of another  Delaware
Investments  fund and, in the event of an  exchange of Class A shares,  the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares acquired in the exchange.  In determining  whether a Limited
CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

CLASS B

     Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

     If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

     In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of contingent deferred sales charges - Class B and Class C" below.

     Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

     For approximately  eight years after you buy your Class B shares,  they are subject to an annual 12b-1 fee no greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

     Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

     Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

     You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                                                              12

CLASS C

     Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

     In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of contingent deferred sales charges - Class B and Class C" below.

     Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

     Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

     Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

     Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

     You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class R

     Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

     Class R shares are subject to an annual  12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and
     Class C shares.

     Because  of the higher  12b-1 fee,  Class R shares  generally  have  higher expenses and any dividends paid on these shares are lower than dividends on
     Class A shares.

     Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

Class R shares  generally are available only to (i) qualified and  non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457 and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets of $10 million or less at the time shares are  considered for purchase; and (ii) Individual Retirement Account (IRA) rollovers from plans that were previously maintained on Delaware's  Investments' retirement record keeping system that are offering Class R shares to participants.  Except as noted above, no other IRAs are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's,
SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRA's, SEP-IRA's, SAR-IRA's, Roth IRA's, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries where such programs require the purchase of a specific class of shares.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

                                                                              13

Calculation of contingent deferred sales charges - Class B and Class C
Contingent  deferred  sales  charges  (CDSC) are charged as a percentage  of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption.
No CDSC will be  imposed  on  increases  in net asset  value  above the  initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if those  shares are later  exchanged  for shares of another  Delaware  Investments fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation

Your  financial  advisor  who sells you  shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

---------------------------- ------------------ ------------------- ----------------- -----------------
                                Class A(1)          Class B(2)         Class C(3)        Class R(4)
---------------------------- ------------------ ------------------- ----------------- -----------------
Commission (%)                      ---               4.00%              1.00%              ---
---------------------------- ------------------ ------------------- ----------------- -----------------
Investment up to $49,999           5.00%               ---                ---               ---
---------------------------- ------------------ ------------------- ----------------- -----------------
$50,000 - $99,999                  4.00%               ---                ---               ---
---------------------------- ------------------ ------------------- ----------------- -----------------
$100,000 - $249,999                3.00%               ---                ---               ---
---------------------------- ------------------ ------------------- ----------------- -----------------
$250,000 - $499,999                2.00%               ---                ---               ---
---------------------------- ------------------ ------------------- ----------------- -----------------
$500,000 - $999,999                1.60%               ---                ---               ---
---------------------------- ------------------ ------------------- ----------------- -----------------
$1,000,000 - $4,999,999            1.00%               ---                ---               ---
---------------------------- ------------------ ------------------- ----------------- -----------------
$5,000,000 - $24,999,999           0.50%               ---                ---               ---
---------------------------- ------------------ ------------------- ----------------- -----------------
$25,000,000 +                      0.25%               ---                ---               ---
---------------------------- ------------------ ------------------- ----------------- -----------------
12b-1 Fee to Dealer                0.30%              0.25%              1.00%             0.60%
---------------------------- ------------------ ------------------- ----------------- -----------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of  Trustees  that  went into  effect on June 1, 1992 a lesser amount may be paid.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  Your securities dealer may be eligible  to receive a 12b-1 fee of up to 0.60% from the date of  purchase, although this rate is currently 0.50%.

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments fund holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of  qualifying  family  members and their  holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced initial sales charge.

                                                                              14

----------------------- ----------------------------------- ----------------------------------------------------------------------
       Program                     How it works                                         Share class
                                                                     A                        B                        C
----------------------- ----------------------------------- --------------------- ------------------------------------------------
Letter of Intent        Through a Letter of Intent you               X            Although the Letter of Intent and Rights of
                        agree to invest a certain                                 Accumulation do not apply to the purchase of
                        amount in Delaware Investments                            Class B and Class C shares, you can combine
                        Funds (except money market                                your purchase of Class A shares with your
                        funds with no sales charge)                               purchase of Class B and Class C shares to
                        over a 13-month period to                                 fulfill your Letter of Intent or qualify for
                        qualify for reduced front-end                             Rights of Accumulation.
                        sales charges.

----------------------- ----------------------------------- --------------------- ------------------------------------------------
Rights of Accumulation  You can combine your holdings                X
                        or purchases of all Delaware
                        Investments Funds (except money
                        market funds with no sales
                        charge) as well as the holdings
                        and purchases of your spouse
                        and children under 21 to
                        qualify for reduced front-end
                        sales charges.
----------------------- ----------------------------------- --------------------- ------------------------------------------------
Reinvestment of         Up to 12 months after you           For Class A, you      For Class B, your account         Not
Redeemed Shares         redeem shares, you can reinvest     will not have to      will be credited with the         available.
                        the proceeds without paying a       pay an additional     contingent deferred sales
                        sales charge, as noted to the       front-end sales       charge you previously paid on
                        right.                              charge.               the amount you are
                                                                                  reinvesting. Your schedule
                                                                                  for contingent deferred sales
                                                                                  charges and conversion to
                                                                                  Class A will not start over
                                                                                  again; it will pick up from
                                                                                  the point at which you
                                                                                  redeemed your shares.
----------------------- ----------------------------------- --------------------- ------------------------------------------------
SIMPLE IRA,             These investment plans may                   X            There is no reduction in sales charges for
SEP/IRA, SAR/SEP,       qualify for reduced sales                                 Class B or Class C shares for group purchases
Profit Sharing,         charges by combining the                                  by retirement plans.
Pension, 401(k),        purchases of all members of the
SIMPLE 401(k),          group. Members of these groups
403(b)(7), and 457      may also qualify to purchase
Retirement Plans        shares without a front-end
                        sales charge and may qualify
                        for a waiver of any contingent
                        deferred sales charges as Class
                        A shares.
----------------------- ----------------------------------- --------------------- ------------------------------------------------

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at net asset value under the following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments  fund,  the  Manager or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii) legal counsel to the funds; and (iii) registered  representatives  and employees of broker/dealers who have entered into Dealer's  Agreements with the  Distributor.  Family  members  (regardless  of age) of such persons at their direction, and any

                                                                              15

     employee benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation  of a Delaware  Investments  fund may exchange into
     Class A shares of another Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors  if such  broker,  dealer or  investment  advisor  has entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers  if they  are  not  eligible  to  purchase  shares  of the
     Institutional Class of a Fund.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                                                              16

Waivers of contingent deferred sales charges

---------------------------------------------------------------------------------------------------------------
                                                                               Share Class
                        Category                                  A*                B                  C
--------------------------------------------------------- ----------------- ----------------- -----------------
Redemptions in accordance with a Systematic Withdrawal            X                 X                  X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified
--------------------------------------------------------- ----------------- ----------------- -----------------
Redemptions that result from the Fund's right to                  X                 X                  X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size
--------------------------------------------------------- ----------------- ----------------- -----------------
Distributions to participants or beneficiaries from a             X           Not available.    Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code")
--------------------------------------------------------- ----------------- ----------------- -----------------
Redemptions pursuant to the direction of a participant            X           Not available.    Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan
--------------------------------------------------------- ----------------- ----------------- -----------------
Periodic distributions from an individual retirement              X                 X                  X
account (i.e., IRA, ROTH IRA, EDUCATION OR COVERDALE
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified
plan** (403(b)(7) plan, 457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan) not subject to a penalty
under Section 72(t)(2)(A) of the Code or a hardship or
unforeseen emergency provision in the qualified plan as
described in Tres. Reg.ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
--------------------------------------------------------- ----------------- ----------------- -----------------
Returns of Excess Contributions due to any regulatory             X                 X                  X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, EDUCATION OR COVERDALE IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan (403(b)(7)
plan, 457 Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan).
--------------------------------------------------------- ----------------- ----------------- -----------------
Distributions by other employee benefit plans to pay              X           Not available.    Not available.
benefits
--------------------------------------------------------- ----------------- ----------------- -----------------
Systematic withdrawals from a retirement account or               X                 X                  X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Tres. Reg.
ss.1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.
The systematic withdrawal may be pursuant to Delaware
Investments funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the Code.
--------------------------------------------------------- ----------------- ----------------- -----------------
Distributions from an account of a redemption resulting           X                 X                  X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner

                                                                              17

--------------------------------------------------------- ----------------- ----------------- -----------------
                                                                               Share Class
--------------------------------------------------------- ----------------- ----------------- -----------------
                        Category                                  A*                B                  C
--------------------------------------------------------- ----------------- ----------------- -----------------
occurring after the purchase of the shares being redeemed.
In the case of accounts established under the Uniform
Gifts to Minors or Uniform Transfers to Minors Act or
trust accounts, the waiver applies upon the death
of all beneficial owners.
--------------------------------------------------------- ----------------- ----------------- -----------------
Redemptions by certain legacy retirement assets that              X           Not available.           X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ----------------- ----------------- -----------------
Redemptions by the classes of shareholders who are                X           Not available.    Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.  See "Buying
Class A shares at net asset value" above.
--------------------------------------------------------- ----------------- ----------------- -----------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investment   Funds'   Web   site  at   www.delawareinvestments.com.   Additional
information  on sales charges can be found in the SAI,  which is available  upon request.

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the
Fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800-523-1918 so we can assign you an account number.

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By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that under most  circumstances you are allowed to exchange only between  like  classes of  shares.  To open an  account  by  exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                                                              18

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100. The minimum  purchase is $250, and you can make additional  investments of only $25 if you are buying  shares in an IRA or Roth IRA,  under the  Uniform
Gifts to Minors  Act or the  Uniform  Transfers  to Minors  Act,  or  through an
Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings
Account  (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities  using fair value prices based on third-party  vendor modeling tools, to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call our Shareholder Service Center at 800 523-1918.

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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                                                                              19

By mail
You can redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

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By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next business  day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind
The Fund  reserves  the right,  if  conditions  exist  which make cash  payments undesirable,  to honor any request for redemptions by making payment in whole or in part in readily  marketable  securities chosen by the Fund and valued as they are for  purposes  of  computing  the  Fund's NAV (a  "redemption-in-kind").  If payment is made in securities,  a shareholder may incur transaction  expenses in converting  these  securities  to cash.  The Fund has  elected,  however,  to be governed  by Rule 18f-1  under the 1940 Act.  Rule 18f-1  obligates  the Fund to redeem  shares,  with respect to any one  shareholder  during any 90-day period, solely in cash up to the lesser of  $250,000 or 1% of the net asset value of the
Fund at the beginning of the period.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000 ($250 for IRAs and Roth IRAs,  Uniform Gifts to Minors Act and
Uniform Transfers to Minors Act accounts or accounts with automatic

                                                                              20

investing plans and $500 for Coverdell  Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

                                                                              21

Online Account Access
Account access is a password protected area of the Delaware Investments internet
Web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware  Investments  Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in your  account  or the same  share  class in  another  fund in the
Delaware  Investments  family. The shares that you purchase through the Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your  shares,  normally,  for shares of the same class in another  Delaware  Investments  fund without  paying a front-end  sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the investment manager's judgment, the Fund would be unable to invest effectively in accordance  with its  investment  objectives  and  policies  or would  otherwise potentially be adversely  affected.  In particular,  a pattern of exchanges that coincide with a "market timing" strategy may be refused.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The  applicable  Limited  CDSC for Class A shares and the CDSC for Class B and C
Shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be subjected to the applicable CDSC,  including an assessment for previously  redeemed amounts under the Plan.

                                                                              22

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC or the sale  results in adverse  tax  consequences.  To avoid this risk,  a shareholder should carefully monitor the purchases,  sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the  Fund  may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases  and sales or exchanges of the Fund's shares may also force the Fund to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate short-term trading activity.  This could adversely affect the Fund's performance  if, for  example,  the Fund incurs  increased  brokerage  costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology
and

                                                                              23

other  specific  industry  sector  securities,   and  in  certain   fixed-income
securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar-cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  brokers/dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the  income  and  gains  it  distributes  to  you.  The  Fund  intends  to  make distributions at least annually,  usually in December,  of substantially  all of its net investment  income and any net realized capital gains. The amount of any distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  If the  Fund  later  determines  that  the  information  reported  to shareholders  for a year was  incorrect,  the Fund may be  required  to  provide shareholders  with an amended  information  statement  (Form  1099-DIV) for such year.  This might cause  shareholders  that had filed a U.S.  federal income tax return for that year to have to amend their  return and pay  additional  tax and interest on any underpayment for such year.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

                                                                              24

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX SITUATION IS UNIQUE,
YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL,  STATE, LOCAL OR FOREIGN
TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUND.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those within the
Delaware Investments family, as well as from similar investment  vehicles,  such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so. These  transactions  could have tax  consequences  if sales of securities result  in  gains,  and  could  also  increase  transaction  costs or  portfolio turnover.  The manager will monitor  transactions by the funds of funds and will attempt to minimize any adverse  effects on the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a  shareholder  meeting  held on March  23,  2005,  the  Fund's  shareholders approved a "manager of managers" structure that would permit Delaware Management
Company to appoint and replace sub-advisers, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "manager of managers  structure").  While  Delaware  Management  Company does not  currently expect to use the  Manager  of  Managers  Structure  with  respect to the Funds,
Delaware  Management  Company may, in the future,  recommend to the Fund's Board the  establishment  of the manager of managers  structure  by  recommending  the hiring of one or more  sub-advisors  to manage  all or a portion  of the  Fund's portfolio  if it  believes  that doing so would be likely to enhance  the Fund's performance by introducing a different investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the manager of managers structure. The use of the manager of managers  structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopts such a rule.

The manager of managers  structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                                                              25

Financial highlights

The Financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Growth Opportunities Fund                                            Class A
                                                                          Year ended 9/30
                                                       2005        2004        2003        2002        2001

Net asset value, beginning of period                $18.870     $17.070     $13.300     $15.120     $40.070

Income (loss) from investment operations:
Net investment loss(1)                               (0.161)     (0.178)     (0.137)     (0.136)     (0.161)
Net realized and unrealized gain (loss)
 on investments                                       4.201       1.978       3.907      (1.684)    (15.954)
                                                    -------     -------     -------     -------     -------

Total from investment operations                      4.040       1.800       3.770      (1.820)    (16.115)
                                                    -------     -------     -------     -------     -------

Less dividends and distributions:
From net realized gain on investments                   ---         ---         ---         ---      (8.508)
In excess of net realized gain on
investments                                             ---         ---         ---         ---      (0.327)
Total dividends and distributions                       ---         ---         ---         ---      (8.835)
                                                    -------     -------     -------     -------     -------

Net asset value, end of period                      $22.910     $18.870     $17.070     $13.300     $15.120
                                                    =======     =======     =======     =======     =======

Total return(2)                                       21.41%      10.49%      28.35%     (12.04%)    (49.45%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $531,604    $456,455    $413,160    $357,438    $479,825
Ratio of expenses to average net assets                1.44%       1.48%       1.55%       1.46%       1.43%
Ratio of net investment loss to average
 net assets                                           (0.76%)     (0.93%)     (0.91%)     (0.81%)     (0.74%)
Portfolio turnover                                       84%        106%        100%         97%        121%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

                                                                              26

Delaware Growth Opportunities Fund                                            Class B
                                                                          Year ended 9/30
                                                       2005        2004        2003        2002        2001

Net asset value, beginning of period                $16.770     $15.290     $12.000     $13.730     $37.520

Income (loss) from investment operations:
Net investment loss(1)                               (0.286)     (0.292)     (0.227)     (0.238)     (0.296)
Net realized and unrealized gain (loss) on
 investments                                          3.746       1.772       3.517      (1.492)    (14.659)
                                                    -------     -------     -------     -------     -------

Total from investment operations                      3.460       1.480       3.290      (1.730)    (14.955)
                                                    -------     -------     -------     -------     -------

Less dividends and distributions:
From net realized gain on investments                   ---         ---         ---         ---      (8.508)
In excess of net realized gain on investments           ---         ---         ---         ---      (0.327)
Total dividends and distributions                       ---         ---         ---         ---      (8.835)
                                                    -------     -------     -------     -------     -------

Net asset value, end of period                      $20.230     $16.770     $15.290     $12.000     $13.730
                                                    =======     =======     =======     =======     =======

Total return(2)                                       20.63%       9.68%      27.52%     (12.67%)    (49.79%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $22,132     $25,670     $28,539     $26,389     $36,606
Ratio of expenses to average net assets                2.14%       2.18%       2.25%       2.16%       2.13%
Ratio of net investment loss to average net
 assets                                               (1.46%)     (1.63%)     (1.61%)     (1.51%)     (1.44%)
Portfolio turnover                                       84%        106%        100%         97%        121%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

Delaware Growth Opportunities Fund                                            Class C
                                                                          Year ended 9/30
                                                       2005        2004        2003        2002        2001

Net asset value, beginning of period                $17.180     $15.660     $12.280     $14.060     $38.180

Income (loss) from investment operations:
Net investment loss(1)                               (0.290)     (0.296)     (0.231)     (0.241)     (0.300)
Net realized and unrealized gain (loss) on
 investments                                          3.830       1.816       3.611      (1.539)    (14.985)
                                                    -------     -------     -------     -------     -------

Total from investment operations                      3.540       1.520       3.380      (1.780)    (15.285)
                                                    -------     -------     -------     -------     -------

Less dividends and distributions:
From net realized gain on investments                   ---         ---         ---         ---      (8.508)
In excess of net realized gain on investments           ---         ---         ---         ---      (0.327)
Total dividends and distributions                       ---         ---         ---         ---      (8.835)
                                                    -------     -------     -------     -------     -------

Net asset value, end of period                       $20.72     $17.180     $15.660     $12.280     $14.060
                                                    =======     =======     =======     =======     =======

Total return(2)                                       20.61%       9.64%      27.52%     (12.66%)    (49.80%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $8,598      $8,460      $8,471      $6,398      $8,145
Ratio of expenses to average net assets                2.14%       2.18%       2.25%       2.16%       2.13%
Ratio of net investment loss to average net
 assets                                               (1.46%)     (1.63%)     (1.61%)     (1.51%)     (1.44%)
Portfolio turnover                                       84%        106%        100%         97%        121%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

                                                                              27

Delaware Growth Opportunities Fund                                 Class R
                                                                                     Period
                                                                                  6/2/03(1) to
                                                            Year ended 9/30          9/30/03
                                                           2005          2004

Net asset value, beginning of                           $18.800       $17.060        $16.080
period

Income (loss) from investment operations:
Net investment loss(2)                                   (0.221)       (0.235)        (0.064)
Net realized and unrealized gain
 on investments                                           4.191         1.975          1.044
                                                        -------       -------        -------
Total from investment operations                          3.970         1.740          0.980
                                                        -------       -------        -------

Net asset value, end of period                          $22.770       $18.800        $17.060
                                                        =======       =======        =======

Total return(3)                                           21.12%        10.20%          6.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $3,069          $387           $---
Ratio of expenses to average net assets                    1.72%         1.78%          1.79%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly           1.74%          ---            ---
Ratio of net investment loss to average net assets        (1.04%)       (1.23%)        (1.22%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid
 indirectly                                               (1.06%)         ---            ---
Portfolio turnover                                           84%          106%           100%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                                                              28

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - From net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect the fund's performance.

Glossary

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

                                                                              29

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

                                                                              30

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell Midcap(R)Growth Index
The Russell  Midcap  Growth Index is an unmanaged  market-weighted  total return index that measures the performance of medium-sized U.S. companies having higher price-to-book ratios and higher forecasted growth values.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

                                                                              31

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

Delaware Growth Opportunities Fund

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may  obtain  additional  information  about  the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

                                                                              32

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-04413

Delaware Growth Opportunities Fund
                                             CUSIP                      NASDAQ
Class A                                    245906102                     DFCIX
Class B                                    245906300                     DFBIX
Class C                                    245906409                     DEEVX
Class R                                    245906508                     DFRIX

                          [DELAWARE INVESTMENTS LOGO]

P-016 [--] IVES xxxx

                                                                              33

                           [DELAWARE INVESTMENTS LOGO]

                       Delaware Growth Opportunities Fund

                               Institutional Class

                                   Prospectus
                                January 28, 2006

                                  GROWTH-EQUITY

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                         page
Delaware Growth Opportunities Fund

How we manage the Fund                                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

Who manages the Fund                                                 page
Investment manager
Portfolio managers
Who's who?

About your account                                                   page
Investing in the Fund
How to buy shares
Fair valuation
How to redeem shares
Account minimum
Frequent trading of Fund shares (market timing)
Dividends, distributions and taxes

Certain management considerations                                    page
Financial highlights                                                 page

Glossary                                                             page

                                                                               2

Profile:  Delaware Growth Opportunities Fund

What is the Fund's goal?
Delaware Growth Opportunities Fund seeks long-term capital growth.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest  primarily in common  stocks of  medium-sized  companies.  We consider medium-sized  companies to be those companies whose market  capitalizations fall within the range represented in the Russell Midcap(R)Growth Index at the time of the Portfolio's investment. As of the latest reconstitution on May 31, 2005, the average market capitalization of a company in the Russell  Midcap(R)Growth Index was  approximately  $5.8  billion  and  the  median  market  capitalization  was approximately $3.4 billion. The index had a total market capitalization range of approximately  $0.6 billion to $39.1  billion.  We may also invest in securities that are  convertible  into common stock.  In selecting  stocks for the Fund, we typically  look for  companies  that have  established  themselves  within their industry, but still have growth potential.

We use a bottom-up approach to select stocks,  evaluating  individual  companies rather than trends in the economy or the investment  markets.  Researching  each company,  its products,  services,  competitors  and management team helps us to select  stocks of  companies  that we think  will  provide  high and  consistent earnings growth with a reasonable level of risk.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected by declines in stock  prices,  which  could be  caused  by a drop in the  stock  market or poor performance  from  particular  companies or  industries.  In addition,  Delaware
Growth  Opportunities  Fund invests in  small-sized or  medium-sized  companies.
These companies may involve greater risk due to their size, narrow product lines or limited financial resources.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page [_].

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o    Investors  seeking  exposure to the capital  appreciation  opportunities of medium-size, growth-oriented companies.

Who should not invest in the Fund

o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly, over the short-term.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                                                               3

How has Delaware Growth Opportunities Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar years as well as the average annual returns of the Institutional shares for one-year,  five-year and ten-year periods. Delaware
Growth Opportunities Fund's Institutional Class commenced operations on November
9, 1992. The Fund's past  performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

Year-by-year total return (Institutional Class)

     1996       1997       1998       1999       2000       2001       2002       2003       2004       2005
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
   14.08%     14.39%     18.09%     65.17%     -9.89%    -16.80%    -24.68%     39.54%     12.49%     10.33%

During the periods illustrated in this bar chart,  Institutional  Class' highest quarterly  return was 48.21% for the  quarter  ended  December  31, 1999 and its lowest quarterly return was 24.78% for the quarter ended December 31, 2000.

Average annual returns for periods ending 12/31/05

------------------------------------------------------------- ---------------- ---------------- ----------------
                                                                  1 year           5 years         10 years
------------------------------------------------------------- ---------------- ---------------- ----------------
Return before taxes                                              10.33%            1.65%            9.55%
------------------------------------------------------------- ---------------- ---------------- ----------------
Return after taxes on distributions                               9.69%            1.53%            7.37%
------------------------------------------------------------- ---------------- ---------------- ----------------
Return after taxes on distributions and sale of Fund shares       7.60%            1.41%            7.48%
------------------------------------------------------------- ---------------- ---------------- ----------------
Russell Midcap Growth Index (reflects no deduction for fees,      12.1%            1.38%            9.27%
expenses or taxes)
------------------------------------------------------------- ---------------- ---------------- ----------------

The  Fund's  returns  above  are  compared  to the  performance  of the  Russell
Midcap(R)Growth  Index.  You should  remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                                                               4

What are the Fund's fees and expenses?

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------- ------------------------------- ---------
You do not pay sales charges
directly from your investments     Maximum sales charge (load)
when you buy or sell shares of     imposed on purchases as a
the Institutional Class.           percentage of offering price        none
---------------------------------- ------------------------------- ---------
                                   Maximum contingent deferred
                                   sales charge (load) as a
                                   percentage of original
                                   purchase price or redemption
                                   price, whichever is lower           none
---------------------------------- ------------------------------- ---------
                                   Maximum sales charge (load)
                                   imposed on reinvested
                                   dividends                           none
---------------------------------- ------------------------------- ---------
                                   Redemption fees                     none
---------------------------------- ------------------------------- ---------
                                   Exchange fees(1)                    none
---------------------------------- ------------------------------- ---------

---------------------------------- ------------------------------- ---------
Annual fund operating expenses
are deducted from the Fund's
assets.                            Management fees                     0.75%
---------------------------------- ------------------------------- ---------
                                   Distribution    and    service
                                   (12b-1) fees                        none
---------------------------------- ------------------------------- ---------
                                   Other expenses(2)                   0.39%
---------------------------------- ------------------------------- ---------
                                   Total annual fund operating
                                   expenses                            1.14%
---------------------------------- ------------------------------- ---------

---------------------------------- ------------------------------- ---------
This example is intended to help
you compare the cost of
investing in the Fund to the
cost of investing in other
mutual funds with similar
investment objectives. We show
the cumulative amount of Fund
expenses on a hypothetical
investment of $10,000 with an
annual 5% return over the time
shown.(3) This is an example
only, and does not represent
future expenses, which may be
greater or less than those shown
here.                              1 year                              $116
---------------------------------- ------------------------------- ---------
                                   3 years                             $362
---------------------------------- ------------------------------- ---------
                                   5 years                             $628
---------------------------------- ------------------------------- ---------
                                   10 years                          $1,386
---------------------------------- -----------------------------------------

---------------------------------- -----------------------------------------

(1)  Exchanges  are subject to the  requirements  of each  Delaware  Investments
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  "Other  expenses"  have been  restated to reflect an  expected  decrease in other  expenses  during  the  current  fiscal  year  as  a  result  of  the expectation  that the Fund will not have to convene a  shareholder  meeting and issue a proxy statement during the upcoming fiscal year.

(3)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical  5% return we use here.  Also,  this example  assumes that the
     Fund's total operating  expenses remain unchanged in each of the periods we show.

                                                                               5

How we manage the Fund

Our investment strategies

We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to  identify  companies  of medium  market  capitalization  that offer above-average  opportunities  for long-term capital growth because we think they are  poised  to  provide  high  and  consistent  earnings  growth.  Medium-sized companies are generally considered to be those whose market  capitalizations are included in the range represented by the Russell Midcap(R) Growth Index.

Companies  in the early  stages of their  development  often offer the  greatest opportunities for rising share prices. However, the smallest companies generally involve  the most  risk  because  they may have  very  limited  resources,  less management  experience or narrower  product lines. We believe that  medium-sized companies can provide many of the growth  opportunities of small companies,  but with less risk. Medium-sized companies may be more established in their industry and have greater financial  resources.  Yet, they may still have the flexibility and growth potential of a smaller company.

We use a  bottom-up  approach  to  stock  selection,  carefully  evaluating  the characteristics of individual companies.  We rely heavily on our own research in selecting  companies for the portfolio.  That research might include  one-on-one meetings with executives,  company competitors,  industry experts and customers.
Our first step in  identifying  promising  companies is to pinpoint  stocks that exhibit one or more of the following characteristics:

o    A history of high earnings-per-share growth;
o    Expectations   for  future   earnings   growth  that  are  either  high  or
     accelerating;
o    A price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o    A discounted cash flow that is high relative to other stocks; or
o    A special  situation  that has caused  the stock to fall out of favor,  but which we  believe  creates  potential  for  even  greater  long-term  price appreciation.

Once we have narrowed our search to companies  with one or more of the preceding
characteristics,   we  then  conduct  even  more  thorough  hands-on   research,
evaluating a wide variety of factors, including:

o    The financial strength of the company;
o    The expertise of its management;
o    The growth potential of the company within its industry; and
o    The growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to  reduce  the  inherent  risks of equity  investing,  we  maintain  a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's  investment  objective  is  non-fundamental.  This means the Board of
Trustees may change the objective without obtaining shareholder approval. If the objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                                                               6

The securities we typically invest in
Stocks generally offer investors the potential for capital  appreciation and may pay dividends as well.

---------------------------------------- ------------------------------------
          Securities                               How we use them
---------------------------------------- ------------------------------------
Common stocks: Securities that           Under normal circumstances, we
represent shares of ownership in a       generally will invest 85% to
corporation. Stockholders participate    100% of the Fund's net assets in
in the corporation's profits and         common stock with an emphasis on
losses, proportionate to the number of   medium-sized companies.
shares they own.
---------------------------------------- ------------------------------------
American Depositary Receipts: ADRs are   We may hold ADRs when we believe
issued by a U.S. bank and represent      they offer greater appreciation
the bank's holdings of a stated number   potential than U.S. securities.
of shares of a foreign corporation.
An ADR entitles the holder to all
dividends and capital gains earned by
the underlying foreign shares. ADRs
are typically bought and sold on U.S.
securities exchanges in the same way
as other U.S. securities.
---------------------------------------- ------------------------------------
Repurchase agreements: An agreement      Typically, we use repurchase
between a buyer of securities, such as   agreements as a short-term
the Fund, and a seller of securities,    investment for the Fund's cash
in which the seller agrees to buy the    position. In order to enter into
securities back within a specified       these repurchase agreements, the
time at the same price the buyer paid    Fund must have collateral of 102%
for them, plus an amount equal to an     of the repurchase price.  The Fund
agreed upon interest rate. Repurchase    will only enter into repurchase
agreements are often viewed as           agreements in which the collateral
equivalent to cash.                      is comprised of U.S. government
                                         securities.
---------------------------------------- ------------------------------------

Restricted securities: Privately         We may invest in privately placed
placed securities whose resale is        securities, including those that
restricted under U.S. securities laws.   are eligible for resale only among
                                         certain institutional buyers
                                         without registration, commonly
                                         known as "Rule 144A Securities."
---------------------------------------- ------------------------------------
Options and Futures: Options represent   If we have stocks that have
a right to buy or sell a security or a   unrealized gains because of past
group of securities at an agreed upon    appreciation, we may want to
price at a future date. The purchaser    protect those gains when we
of an option may or may not choose to    anticipate adverse conditions. We
go through with the transaction; the     might use options or futures to
seller of an option must go through      neutralize the effect of any price
with the transaction.                    declines, without selling the
                                         security. We might also use
Writing a covered call option on a       options or futures to gain
security obligates the owner of the      exposure to a particular market
security to sell it at an agreed upon    segment without purchasing
price on an agreed upon date (usually    individual securities in that
no more than nine months in the          segment.  We might use this
future). The owner of the security       approach if we had excess cash
receives a premium payment from the      that we wanted to invest quickly.
purchaser of the call, but if the
security appreciates to a price          We might use covered call options
greater than the agreed upon selling     if we believe that doing so would
price, the fund would lose out on        help the Fund to meet its
those gains.                             investment objective.

Futures contracts are agreements for
the purchase or sale of securities at    Use of these strategies can
a specified price, on a specified        increase the operating costs of
date.  Unlike an option, a futures       the Fund and can lead to loss of
contract must be executed unless it is   principal.
sold before the settlement date.

Options and futures are generally
considered to be derivative securities.
---------------------------------------- ------------------------------------
Illiquid securities: Securities that     We may invest up to 10% of the
do not have a ready market and cannot    Fund's net assets in illiquid
be easily sold within seven days at      securities.
approximately the price at which a
fund has valued them.
---------------------------------------- ------------------------------------

                                                                               7

The Fund may also invest in other securities,  including convertible securities, warrants,  preferred  stocks and bonds.  Please see the  Statement of Additional
Information  (SAI) for additional  descriptions  on these  securities as well as those listed in the table above.

Lending securities
The Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  and
institutional  investors  for  use  in  their  securities  transactions.   These
transactions may generate additional income for the Fund.

Borrowing from banks
The Fund may borrow  money from banks as a temporary  measure for  extraordinary purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in cash or cash  equivalents.  To the  extent  that the Fund  holds  such instruments, it may be unable to achieve its investment objective.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%.  A turnover  rate of 100% would occur if, for  example,  a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single  security.  High  turnover  can result in  increased transaction  costs and tax  liability  for  investors  and may affect the Fund's performance.

                                                                               8

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you  assume  when  investing  in the Fund.  Please  see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------------------- ------------------------------------
                Risks                      How we strive to manage them
--------------------------------------- ------------------------------------
Market risk:  The risk that all or a    We maintain a long-term investment
majority of the securities in a         approach and focus on stocks we
certain market--  like the stock or     believe can appreciate over an
bond market--  will decline in value    extended time frame regardless of
because of factors such as economic     interim market fluctuations. We do
conditions, future expectations or      not try to predict overall stock
investor confidence.                    market movements. Although we may
                                        hold securities for any amount of
                                        time, we generally do not trade
                                        for short-term purposes.
--------------------------------------- ------------------------------------
Industry and security risk:  Industry   We limit the amount of the Fund's
risk is the risk that the value of      assets invested in any one
securities in a particular industry     industry and in any individual
will decline because of changing        security. We also follow a
expectations for the performance of     rigorous selection process before
that industry.                          choosing securities and
                                        continually monitor them while
Securities risk is the risk that the    they remain in the portfolio.
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
stock or bond.
--------------------------------------- ------------------------------------
Small company risk:  The risk that      Though the Fund may invest in
prices of smaller companies may be      small companies, our focus is on
more volatile than larger companies     medium-sized companies. We believe
because of limited financial            medium-sized companies, in
resources or dependence on narrow       general, are more stable than
product lines.                          smaller companies and involve less
                                        risk due to their larger size,
                                        greater experience and more
                                        extensive financial resources. In
                                        addition, the Fund maintains a
                                        well-diversified portfolio,
                                        selects stocks carefully and
                                        continually monitors them.
--------------------------------------- ------------------------------------
Interest rate risk: The risk that       We analyze each company's
securities will decrease in value if    financial situation and its cash
interest rates rise. The risk is        flow to determine the company's
generally associated with bonds;        ability to finance future
however, because smaller companies      expansion and operations.  The
often borrow money to finance their     potential effect that rising
operations, they may be adversely       interest rates might have on a
affected by rising interest rates.      stock is taken into consideration
                                        before the stock is purchased.
--------------------------------------- ------------------------------------
Futures and options risk:  The          We may use options and futures to
possibility that a fund may             protect gains in the portfolio
experience a loss if it employs an      without actually selling a
options or futures strategy related     security. We may also use options
to a security or a market index and     and futures to quickly invest
that security or index moves in the     excess cash so that the portfolio
opposite direction from what the        is generally fully invested.
manager anticipated.  Futures and
options also involve additional
expenses, which could reduce any
benefit or increase any loss that a
fund gains from using the strategy.
--------------------------------------- ------------------------------------
Foreign risk:  The risk that foreign    We typically invest only a small
securities may be adversely affected    portion of the Fund's portfolio in
by political instability, changes in    foreign corporations indirectly
currency exchange rates, foreign        through American Depositary
economic conditions or inadequate       Receipts. When we do purchase
regulatory and accounting standards.    ADRs, they are generally
                                        denominated in U.S. dollars and
                                        traded on a U.S. exchange.
--------------------------------------- ------------------------------------
Liquidity risk:  The possibility that   We limit exposure to illiquid
securities cannot be readily sold       securities to no more than 15% of
within seven days at approximately      the Fund's net assets.
the price that a fund has valued them.
--------------------------------------- ------------------------------------

                                                                               9

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company,  a series  of  Delaware
Management  Business  Trust,  which is an indirect,  wholly owned  subsidiary of
Delaware Management Holdings,  Inc. Delaware Management Company makes investment decisions for the Fund,  manages the Fund's business  affairs and provides daily administrative  services.  For these services, the manager was paid [0.75]% as a percentage of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract  is  available  in the  Fund's  annual  report to shareholders for the period ended September 30, 2005.

Portfolio managers
Marshall T. Bassett has primary  responsibility for making day-to-day investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Bassett  regularly  consults  with  Steven  G.  Catricks,  Barry  S.  Gladstein,
Christopher M. Holland,  Steven T. Lampe, Matthew Todorow,  Rudy D. Torrijos III
and Lori P. Wachs.

Marshall T. Bassett,  Senior Vice President/Chief  Investment Officer - Emerging
Growth,   joined  Delaware   Investments  in  1997.   Before  joining   Delaware
Investments,  he served as Vice President in Morgan  Stanley Asset  Management's
Emerging Growth Group, where he analyzed small growth companies.  Prior to that, he was a trust  officer  at  Sovran  Bank  and  Trust  Company.  He  received  a bachelor's degree and an MBA from Duke University.

Steven  G.  Catricks,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 2001.  Before joining Delaware  Investments,  Mr. Catricks was an
equity   analyst   at   BlackRock    Financial,    where   he   specialized   in
small-capitalization growth stocks. He also worked at Dow Jones/Factiva,  and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical  engineering from Drexel  University,  a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder.

Barry  S.  Gladstein,   Vice   President/Portfolio   Manager,   joined  Delaware
Investments in 1995.  Before joining  Delaware  Investments,  Mr.  Gladstein was director of operational  planning at CIGNA  Corporation  from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from
Binghamton  University and an MBA from the University of Pennsylvania's  Wharton
School. Mr. Gladstein is a CFA charterholder.

Christopher  M.  Holland,  Vice  President/Portfolio  Manager,  joined  Delaware
Investments in 2001.  Before  joining  Delaware  Investments,  Mr. Holland was a municipal  fixed income  analyst at BlackRock  Financial  and in private  client services at J.P. Morgan Chase & Company.  Mr. Holland holds a bachelor's  degree in economics from the University of Delaware and an MBA with a concentration  in finance from Villanova University.

Steven T. Lampe, Vice  President/Portfolio  Manager, joined Delaware Investments in 1995.  He received a bachelor's  degree in economics and an MBA degree with a concentration in finance from the University of  Pennsylvania's  Wharton School.
He previously served as a manager at Price Waterhouse  specializing in financial service firms. Mr. Lampe is a Certified Public Accountant.

Matthew  Todorow,  Vice  President/Portfolio  Manager,  holds a BBA from  Temple
University  and an MBA  from  the  University  of  Georgia's  Terry  College  of
Business.  Prior to joining Delaware Investments in 2003, he served as Executive
Director for Morgan Stanley  Investment  Management and as Portfolio Manager for
the Small/Mid  Cap Group.  Prior to that,  he held  positions at Keeton  Capital
Management.

Rudy  D.  Torrijos  III,  Vice  President/Portfolio   Manager,  joined  Delaware
Investments in July 2005. Before joining Delaware Investments,  Mr. Torrijos was a  technology  analyst at Fiduciary  Trust Co.,  International.  Previously,  he
worked at Neuberger  Berman  Growth Group as an analyst  and,  later,  as a fund
manager.    Mr.    Torrijos    earned   a    bachelor's    degree   in   applied
mathematics/economics from Harvard University.

                                                                              10

Lori P. Wachs, Vice President/Portfolio  Manager, joined Delaware Investments in
1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's  Wharton School,  where she majored in finance and Oriental Studies.

The SAI for the  Fund  provides  additional  information  about  each  portfolio manager's  compensation,  other accounts  managed by each portfolio  manager and each portfolio manager's ownership of other securities in the Fund.

Who's who?

This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED
WITH MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                              Service agent
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
Portfolio managers
(see page [_] for details)
                                                            Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the fund's  investment  manager and  distributor.  However,  the Delaware Growth
Opportunities  Fund relies on certain  exemptive  rules  adopted by the SEC that require its Board of Trustees to be comprised of a majority of such  independent
Trustees.  These  independent  fund Trustees,  in particular,  are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

                                                                              11

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                                                              12

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee  benefit plans of the Fund's manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o    institutional  advisory  accounts of the Fund's manager,  or its affiliates and those having client  relationships with Delaware  Investment  Advisers, another series of Delaware Management Business Trust, or its affiliates and their  corporate  sponsors,  as well as subsidiaries  and related  employee benefit  plans  and  rollover  individual  retirement  accounts  from  such institutional advisory accounts;

o    a bank, trust company and similar financial  institution,  including mutual funds  managed  by the Fund's  investment  manager,  investing  for its own account or for the account of its trust  customers  for whom the  financial institution is exercising investment discretion in purchasing shares of the
     Class,  except  where the  investment  is part of a program  that  requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; or

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's  manager,  distributor  or service agent or one or more of
     their  affiliates  provide  record  keeping,   administrative,   investment
     management, marketing, distribution or similar services.

                                                                              13

About your account (continued)

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

By exchange
You  can  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that you may not  exchange  your shares for Class B, Class C or
Class R shares.  To open an  account  by  exchange,  call your  Client  Services
Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

                                                                              14

About your account (continued)

How to buy shares (continued)

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized  cost.  For all other  securities,  we use methods  approved by the
Board of Trustees  that are  designed to price  securities  at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

                                                                              15

About your account (continued)

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You can redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners  of the  account  must sign the  request.  For  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8992. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You can redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You can redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

                                                                              16

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  business day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next business day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities
under   certain   circumstances.   See   the  SAI  for   more   information   on
redemptions-in-kind.

Account minimum
If you redeem shares and your account  balance  falls below $250,  your Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can  exchange  all or part of your  shares  for  shares of the same class in another Delaware  Investments  Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable  sales charges on your new shares.  You do not pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  Prospectus  and read it carefully  before buying  shares  through an exchange.  You may not  exchange  your  shares  for Class B,  Class C or Class R shares of the funds in the Delaware Investments family.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone  who  follows a  pattern  of  market  timing in any fund in the  Delaware
Investments  family or Optimum  Fund Trust to be a market timer and may consider anyone who has followed a similar  pattern of market  timing at an  unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict,  reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in violation  of the Fund's  market  timing  policy are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a contingent deferred sales

                                                                              17

charge or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases,  sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading and market timing activity could continue.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially  involving  large dollar  amounts,  may disrupt  efficient  portfolio management.  In  particular,  the  Fund  may have  difficulty  implementing  its long-term  investment  strategies  if it is forced to maintain a higher level of its  assets in cash to  accommodate  significant  short-term  trading  activity.
Excessive  purchases  and sales or exchanges of the Fund's shares may also force the Fund to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate short-term trading activity.  This could adversely affect the Fund's performance  if, for  example,  the Fund incurs  increased  brokerage  costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction   monitoring  procedures  The  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes  of these  transaction  monitoring  procedures,  the Fund may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar-cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  brokers/dealers and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their

                                                                              18

trading  practices.  In  particular,  the Fund may not be able to detect  market timing  attributable to a particular  investor who effects purchase,  redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting  market timing may be further  compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the  income  and  gains  it  distributes  to  you.  The  Fund  intends  to  make distributions at least annually,  usually in December,  of substantially  all of its net investment  income and any net realized capital gains. The amount of any distribution  will vary,  and there is no guarantee  the Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  If the  Fund  later  determines  that  the  information  reported  to shareholders  for a year was  incorrect,  the Fund may be  required  to  provide shareholders  with an amended  information  statement  (Form  1099-DIV) for such year.  This might cause  shareholders  that had filed a U.S.  federal income tax return for that year to have to amend their  return and pay  additional  tax and interest on any underpayment for such year.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX SITUATION IS UNIQUE,
YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL,  STATE, LOCAL OR FOREIGN
TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUND.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those within the Delaware Investments family, as well as from similar investment  vehicles,  such as 529 Plans. A "529
Plan" is a college  savings  program  that  operates  under  section  529 of the
Internal  Revenue  Code.  From  time to  time,  the Fund  may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions could have tax consequences if sales of securities result in gains, and could also increase  transaction  costs or portfolio  turnover.  The manager will monitor transactions by the

                                                                              19

funds of funds and will attempt to minimize any adverse  effects on the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company to appoint  and replace  sub-advisers,  enter into sub-advisory  agreements,  and amend and terminate sub-advisory  agreements with respect to the Fund, subject to Board approval but without shareholder  approval
(the "manager of managers  structure").  While Delaware  Management Company does not currently  expect to use the manager of managers  structure  with respect to the Funds,  Delaware  Management  Company  may, in the future,  recommend to the
Fund's  Board  the  establishment  of  the  manager  of  managers  structure  by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio if it believes that doing so would be likely to enhance the Fund's performance by introducing a different investment style or focus.

The ability to implement the manager of managers  structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the manager of managers structure. The use of the manager of managers  structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The manager of managers  structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  manager of managers structure would not permit investment  management fees paid by the Fund to be  increased  without  shareholder  approval or change  Delaware  Management
Company's  responsibilities to the Fund, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                                                              20

Financial highlights

The Financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Growth Opportunities Fund                              Institutional Class
                                                                  Year ended 9/30
                                                 2005         2004         2003         2002         2001

Net asset value, beginning of period          $20.210      $18.240      $14.170      $16.050      $41.810

Income (loss) from investment operations:
Net investment loss(1)                         (0.097)      (0.120)      (0.092)      (0.085)      (0.095)
Net realized and unrealized gain
(loss) on investments                           4.507        2.090        4.162       (1.795)     (16.830)
                                              -------      -------      -------      -------      -------
Total from investment operations                4.410        1.970        4.070       (1.880)     (16.925)
                                              -------      -------      -------      -------      -------

Less dividends and distributions:
From net realized gain on investments             ---          ---          ---          ---       (8.508)
In excess of net realized gain on
investments                                       ---          ---          ---          ---       (0.327)
                                              -------      -------      -------      -------      -------

Total dividends and distributions                 ---          ---          ---          ---       (8.835)
                                              -------      -------      -------      -------      -------

Net asset value, end of period                $24.620      $20.210      $18.240      $14.170      $16.050
                                              =======      =======      =======      =======      =======

Total return(2)                                 21.82%       10.80%       28.72%      (11.71%)     (49.30%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)        $8,196       $7,700      $21,390      $19,886      $22,542
Ratio of expenses to average net assets          1.14%        1.18%        1.25%        1.16%        1.13%
Ratio of net investment loss to average
net assets                                      (0.46%)      (0.63%)      (0.61%)      (0.51%)      (0.44%)
Portfolio turnover                                 84%         106%         100%          97%         121%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                                                              21

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions-From  net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss)by  average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  High  turnover can result in  increased  transaction costs and tax liability for investors and may affect the fund's performance.

                                                                              22

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

                                                                              23

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio (P/E)
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Russell Midcap(R)Growth Index
The Russell Midcap(R)Growth Index measures the performance of those companies in the Russell Midcap Index with higher  price-to-book ratios and higher forecasted growth values.  The Russell  Midcap(R)Index  measures the performance of the 800 smallest  companies in the Russell  1000 Index,  which is comprised of the 1,000 largest U.S. companies based on total market capitalization.

SEC (Securities and Exchange Commission)

                                                                              24

Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual fund companies.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                                                              25

Delaware Growth Opportunities Fund

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may  obtain  additional  information  about  the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-04413

Delaware Growth Opportunities Fund
                                                  CUSIP            NASDAQ
Institutional Class                             245906201           DFDIX

                           [DELAWARE INVESTMENTS LOGO]

P-045 [--] IVES xxxx

                                                                              26

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION

                                January 28, 2006

                         DELAWARE GROUP EQUITY FUNDS IV
                       Delaware Growth Opportunities Fund
                         Delaware Large Cap Growth Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

      For more information about the Institutional Classes: 1-800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of
       Class A Shares, Class B Shares, Class C Shares and Class R Shares:
                           Nationwide 1-800 523-1918

        Dealer Services: (BROKER/DEALERS ONLY) Nationwide 1-800 362-7500

     Delaware  Group Equity Funds IV (the "Trust") is a  professionally  managed mutual fund of the series  type,  which  currently  offers two series of shares:
Delaware  Growth  Opportunities  Fund and Delaware  Large Cap Growth  Fund.  The
Growth  Opportunities  Fund and  Large  Cap  Growth  Fund are each  referred  to individually as the "Fund" and collectively as the "Funds."

     Each Fund offers Class A Shares, Class B Shares, Class C Shares and Class R
Shares  (Class A  Shares,  Class B  Shares,  Class C Shares  and  Class R Shares
together  referred  to  as  the  "Fund  Classes").  Each  Fund  also  offers  an
Institutional Class (the "Institutional  Class").  All references to "shares" in this Part B refer to all Classes of shares of the Trust, except where noted.

     This  Statement of  Additional  Information  ("Part B" of the  registration statement) supplements the information contained in the current Prospectuses for the Funds dated January 28, 2006, as they may be amended from time to time. Part
B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety,  incorporated by reference into each Class' Prospectus.  A Prospectus may be obtained by writing or calling your investment  dealer or by contacting the Funds'  national  distributor,  Delaware
Distributors,  L.P. (the "Distributor"),  at the above address or by calling the above  phone  numbers.  Each Fund's  financial  statements,  the notes  relating thereto, the financial  highlights and the report of the independent  registered public  accounting  firm are  incorporated  by reference from the Annual Reports into this Part B. The Annual  Reports will accompany any request for Part B. The
Annual Reports can be obtained, without charge, by calling 1-800 523-1918.

---------------------------------- ------ ------------------------------ ------
TABLE OF CONTENTS                   Page                                    Page
---------------------------------- ------ ------------------------------ ------
General Information                       Redemption and Exchange
---------------------------------- ------ ------------------------------ ------
                                          Dividends and Realized
Investment Objectives and                 Securities Profits
Policies                                  Distributions
---------------------------------- ------ ------------------------------ ------
Accounting Issues                         Taxes
---------------------------------- ------ ------------------------------ ------
Disclosure of Portfolio Holding           Investment Adviser and Other
Information                               Service Providers
---------------------------------- ------ ------------------------------ ------
Trading Practices and Brokerage           Officers and Trustees
---------------------------------- ------ ------------------------------ ------
Purchasing Shares                         Financial Statements
---------------------------------- ------ ------------------------------ ------
Investment Plans                          Principal Holders
---------------------------------- ------ ------------------------------ ------
Determining Offering Price and
Net Asset Value
---------------------------------- ------ ------------------------------ ------

GENERAL INFORMATION

     The  Trust  is  an  open-end  management  investment  company,   which  was
originally  organized  as a Maryland  corporation  in 1985 and was  subsequently re-domiciled as a Delaware  statutory trust on December 17, 1999. The Funds' are diversified  as defined by the  Investment  Company Act of 1940, as amended (the
"1940 Act").

     The Trust's investment  advisor,  Delaware  Management Company, a series of
Delaware  Management  Business  Trust  (the  "Manager"),  as well as DMH  Corp.,
Delaware  Investments  U.S., Inc.,  Delaware General  Management,  Inc. Delaware
Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors,
Inc.,  Delaware  Management Trust Company,  Delaware  Management Business Trust,
Delaware  Investment  Advisers (a series of Delaware Management Business Trust),
Delaware Capital  Management (a series of Delaware  Management  Business Trust),
Delaware  Distributors,  L.P.,  Retirement  Financial  Services,  Inc.  and  LNC
Administrative  Services,  Inc., are direct or indirect subsidiaries of Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect,  wholly owned subsidiary, and subject to the ultimate control,  of Lincoln National  Corporation.  Lincoln
National  Corporation,  with  headquarters in Philadelphia,  Pennsylvania,  is a diversified  organization  with  operations  in many  aspects  of the  financial services  industry,  including  insurance and  investment  management.  Delaware
Investments is the marketing name for DMH and its subsidiaries.

     The  Funds are part of the  Delaware  Investments  family of funds  (each a
"Delaware Investments Fund" and collectively, the "Delaware Investments Funds").
The Manager and its  affiliates  own the name  "Delaware  Group."  Under certain circumstances,  including the termination of the Trust's  advisory  relationship with the Manager or its  distribution  relationship  with the  Distributor,  the
Manager and its affiliates  could cause the Trust to delete the words  "Delaware
Group" from the Trust's name.

     Prior to May 19, 2005,  the Delaware Large Cap Growth Fund was known as the
Delaware Diversified Growth Fund.

Capitalization
     Each Fund has  authorized  an  unlimited  number  of  shares of  beneficial interest  with no par  value  allocated  to each  Class.  All  shares  are fully transferable  and, when issued,  are fully paid and  non-assessable.  All shares represent an undivided, proportionate interest in the assets of a Fund, and each has the same voting and other rights and preferences as the other classes of the
Fund, except that shares of the  Institutional  Class may not vote on any matter that affects the Fund Classes'  Distribution Plans under Rule 12b-1.  Similarly, as a general  matter,  shareholders of Class A Shares,  Class B Shares,  Class C
Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However,  Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the
Rule 12b-1 Plan relating to Class A Shares.  General  expenses of a Fund will be allocated  on a pro-rata  basis to the classes of that Fund  according  to asset size, except that expenses of the 12b-1 Plans of Class A Shares, Class B Shares,
Class C Shares and Class R Shares will be allocated solely to those classes.

     Class R Shares of the  Growth  Opportunities  Fund were  offered on June 2,
2003 and  Class R  Shares  of  Large  Cap  Growth  Fund  have not yet  commenced operations.

Non-cumulative Voting
     The Trust shares have  non-cumulative  voting rights,  which means that the holders of more than 50% of the shares of the Trust  voting for the  election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

INVESTMENT OBJECTIVES AND POLICIES

Investment Restrictions
     Fundamental  Investment  Restrictions:  Each Fund has adopted the following restrictions  which  cannot be  changed  without  approval  by the  holders of a
"majority" of a Fund's outstanding shares, which is a vote by the holders of the lesser of: a) 67% or more of the voting  securities  present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities  are  present  or  represented  by proxy;  or b) more than 50% of the outstanding  voting  securities.  The  percentage  limitations  contained in the restrictions  and  policies  set forth  herein  apply at the time of purchase of securities.

Each Fund may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt securities or certificates of deposit. A Fund may, from time to time, make  investments  that will  result in the  concentration  (as that term may be
defined  in  the  1940  Act,  any  rule  or  order  thereunder,   or  SEC  staff
interpretation  thereof) of its  investments in the securities of issuers within various industries or industry groupings.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other issuers,  except that the Funds may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Funds from  investing  in issuers  which  invest,  deal or otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Funds from  engaging in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided that this restriction does not prevent a Fund from purchasing debt obligations,  entering into repurchase  agreements,  loaning its assets to  broker/dealers  or  institutional  investors  and investing in loans, including assignments and participation interests.

     Non-Fundamental  Investment  Restrictions:  In addition to the  fundamental policies and investment  restrictions  described  above, and the various general investment policies described in the Prospectuses,  each Fund will be subject to the following investment restrictions,  which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     1. A Fund is permitted to invest in other investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However, a Fund may not operate as a "fund of funds" which invests primarily  in the shares of other  investment  companies as permitted by Section
12(d)(1)(F)  or (G)  of  the  1940  Act,  if its  own  shares  are  utilized  as investments by such a "fund of funds."

     2. A Fund may not invest more than 15% of its net assets for Delaware Large
Cap Growth Fund and 10% of its net assets for Delaware Growth Opportunities Fund in  securities,  which it cannot  sell or dispose of in the  ordinary  course of business  within  seven  days at  approximately  the value at which the Fund has valued the investment.

     The following are additional non-fundamental investment restrictions:

     Delaware Growth Opportunities Fund may not:

     1.  Invest  more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than  obligations  of, or guaranteed by, the U.S. government,  its agencies or instrumentalities)  with respect to 75% of the portfolio.

     2. Make loans,  except to the extent  that  purchases  of debt  obligations
(including   repurchase   agreements),   in  accordance   with  Delaware  Growth
Opportunities Fund's investment objective and policies, are considered loans and except that Delaware Growth  Opportunities Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     3. Purchase or sell real estate, but this shall not prevent Delaware Growth
Opportunities  Fund from  investing  in  securities  secured  by real  estate or interests therein.

     4.  Purchase  more  than  10%  of  the  outstanding  voting  and  nonvoting securities  of any issuer,  or invest in companies for the purpose of exercising control or management.

     5. Engage in the  underwriting of securities of other issuers,  except that in connection with the disposition of a security,  Delaware Growth Opportunities
Fund may be deemed to be an  "underwriter"  as that term is  defined in the 1933
Act.

     6. Make any  investment,  which  would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal  business  activities in the same industry.
This restriction does not apply to obligations  issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

     7. Write or  purchase  puts,  calls or  combinations  thereof,  except that
Delaware Growth  Opportunities  Fund may write covered call options with respect to any or all parts of its  portfolio  securities  and  purchase  put options if
Delaware Growth  Opportunities  Fund owns the security covered by the put option at the time of purchase,  and that premiums paid on all put options  outstanding do not exceed 2% of its total assets.  Delaware  Growth  Opportunities  Fund may sell put options previously  purchased and enter into closing  transactions with
respect  to  covered  call  and  put  options.  In  addition,   Delaware  Growth
Opportunities  Fund may write call  options  and  purchase  put options on stock indices and enter into closing transactions with respect to such options.

     8.  Purchase  securities  on margin,  make  short  sales of  securities  or maintain a net short position.

     9. Invest in  warrants  valued at lower of cost or market  exceeding  5% of
Delaware Growth  Opportunities  Fund's net assets.  Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New
York Stock Exchange or American Stock Exchange.

     10.  Purchase or retain the  securities of any issuer which has an officer, trustee  or  security  holder who is a trustee or officer of the Trust or of its investment  manager if or so long as the  trustees and officers of the Trust and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

     11.  Invest  in  interests  in oil,  gas or other  mineral  exploration  or development programs.

     12.  Invest more than 10% of Delaware  Growth  Opportunities  Fund's  total assets in  repurchase  agreements  maturing  in more than  seven  days and other illiquid assets.

     13.  Borrow money in excess of one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  Delaware Growth  Opportunities Fund has no intention of increasing its net income through borrowing.  Any borrowing will be done from a bank and to the  extent  that such  borrowing  exceeds  5% of the value of  Delaware  Growth
Opportunities Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage  shall at any time fall below 300%,  Delaware
Growth  Opportunities  Fund shall,  within three days  thereafter (not including
Sunday or holidays) or such longer  period as the SEC may prescribe by rules and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset  coverage  of such  borrowings  shall be at least  300%.  Delaware  Growth
Opportunities  Fund will not pledge  more than 10% of its net  assets.  Delaware
Growth  Opportunities  Fund will not issue senior  securities  as defined in the
1940 Act, except for notes to banks.  Investment securities will not normally be purchased while Delaware Growth Opportunities Fund has an outstanding borrowing.

     Although  not  a  fundamental  investment   restriction,   Delaware  Growth
Opportunities  Fund  currently does not invest its assets in real estate limited partnerships.

     Delaware Large Cap Growth Fund may not:

     1. With  respect to 75% of its assets,  invest more than 5% of the value of its total assets in the securities of any one issuer (except  obligations issued or  guaranteed  by the U.S.  government,  its agencies or  instrumentalities  or certificates of deposit for any such securities, and cash and cash items).

     2. Make loans,  except to the extent that purchases of debt  obligations or other securities (including repurchase agreements),  in accordance with Delaware
Large Cap Growth Fund's investment objective and policies,  are considered loans and  except  that  the  Fund  may  loan  up to 25% of its  assets  to  qualified broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     3. Purchase or sell real estate,  but this shall not prevent Delaware Large
Cap Growth Fund from  investing in  securities  by  companies  that deal in real estate or  securities  secured by real estate or  interests  therein  (including securities issued by real estate investment trusts).

     4. Engage in the  underwriting of securities of other issuers,  except that
Delaware Large Cap Growth Fund may acquire  restricted or not readily marketable securities  under  circumstances  where, if such  securities are sold,  Delaware
Large  Cap  Growth  Fund may be deemed  to be an  "underwriter"  as that term is defined in the 1933 Act.

     5. Make any investment, which would cause more than 25% of the market value of its total  assets to be  invested in the  securities  of issuers all of which
conduct  their  principal  business  activities  in  the  same  industry.   This
restriction  does not  apply to  obligations  issued or  guaranteed  by the U.S.
government, its agencies or instrumentalities.

     6. Purchase  securities on margin or make short sales of securities  except that Delaware Large Cap Growth Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities,  may engage in futures  and  related  options  transactions  and may  satisfy  margin requirements relating thereto.

     7. Purchase more than 10% of the outstanding  voting  securities of any one company.

     8. Borrow  money in excess of  one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  Delaware  Large Cap Growth Fund has no intention of increasing its net income through borrowing.  Any borrowing will be done from a bank and to the extent that such borrowing  exceeds 5% of the value of Delaware Large Cap Growth
Fund's net assets,  asset  coverage of at least 300% is  required.  In the event that such asset coverage  shall at any time fall below 300%,  Delaware Large Cap
Growth  Fund shall,  within  three days  thereafter  (not  including  Sundays or holidays)  or  such  longer  period  as the  SEC  may  prescribe  by  rules  and regulations, reduce the amount of its borrowings to such an

extent  that the  asset  coverage  of such  borrowings  shall be at least  300%.
Delaware  Large Cap Growth Fund will not issue senior  securities  as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while Delaware Large Cap Growth Fund has an outstanding borrowing.

     9. Buy or sell  commodities  or commodity  contracts,  except that Delaware
Large Cap Growth Fund may engage in futures and related option transactions.

     10.  Invest  in  companies  for  the  purpose  of  exercising   control  or
management.

     11.  Invest  in  interests  in oil,  gas or other  mineral  exploration  or development programs.

     12.  Purchase  or retain  securities  of a company  which has an officer or trustee  who is an officer or trustee of the Trust,  or an  officer,  trustee or partner of the Manager if, to the  knowledge of Delaware  Large Cap Growth Fund, one or more such persons owns  beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

     13.  Invest more than 5% of the value of its total assets in  securities of companies  less than three years old. Such  three-year  period shall include the operation of the predecessor  company or companies.  This restriction  shall not apply to Delaware  Large Cap Growth Fund's  investment in the securities of real estate investment trusts.

     14.  Invest in warrants  valued at lower of cost or market  exceeding 5% of
Delaware Large Cap Growth Fund's net assets. Included in that amount, but not to exceed 2% of Delaware  Large Cap Growth  Fund's net assets,  may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

     15.  Invest more than 15% of Delaware  Large Cap Growth Fund's total assets in  repurchase  agreements  maturing in more than seven days and other  illiquid assets.

     Although  not a  fundamental  investment  restriction,  Delaware  Large Cap
Growth  Fund  currently  does not  invest  its  assets  in real  estate  limited partnerships.

     In addition,  from time to time, the Funds may also engage in the following investment techniques:

Repurchase Agreements
     While each of the Funds is permitted to do so, neither  normally invests in repurchase agreements, except to invest cash balances.

     The  Delaware  Investments  Funds  have  obtained  an  exemption  from  the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain
Delaware Investments Funds jointly to invest cash balances. The Funds may invest cash balances in a joint  repurchase  agreement in accordance  with the terms of the Order and subject generally to the conditions described below.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase  the underlying  security,  the loss, if any, to the Fund that has entered into the agreement would be the difference  between the repurchase price and the market value of the security.  Each Fund will limit its  investments  in repurchase agreements to those which Delaware Management Company (the "Manager")
under the  guidelines of the Board of Trustees,  determines  to present  minimal credit risks and which are of high  quality.  In  addition,  each Fund must have collateral  of at least 102% of the  repurchase  price,  including  the  portion representing  the Fund's  yield under such  agreements,  which is monitored on a daily basis.

Options

     The Funds may write call  options  and  purchase  put  options on a covered basis only,  and will not engage in option writing  strategies  for  speculative purposes.  The Funds may invest in options  that are either  Exchange-listed  or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close  options  positions and this may have an adverse impact on a Fund's  ability to  effectively  hedge  their  securities.  Delaware
Growth  Opportunities  Fund  will not  invest  more  than 10% of its  assets  in illiquid  securities,  and  Delaware  Large Cap Growth Fund will not invest more than 15% of its assets in illiquid securities.

     A. Covered Call Writing--Each Fund may write covered call options from time to time  on  such  portion  of its  portfolio,  without  limit,  as the  Manager determines is appropriate in seeking to obtain a Fund's investment objective.  A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the  obligation to sell the underlying  security at the exercise  price  during the option  period.  The  advantage to a Fund of writing covered  calls  is that it  receives  a  premium,  which is  additional  income.
However, if the security rises in value, a Fund may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to both options on actual portfolio securities owned by a Fund and  options  on stock  indices,  the  Fund  may  enter  into  closing  purchase transactions.  A  closing  purchase  transaction  is one in  which a Fund,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying  security or to enable a Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  a Fund will  realize a  short-term capital  gain in the amount of the  premium on the option,  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund  will  realize a gain or loss  from the sale of the  underlying  security equal to the  difference  between the cost of the underlying  security,  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     A Fund will write call  options only on a covered  basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period.  Unless a closing purchase  transaction is effected, a
Fund would be required to continue to hold a security,  which it might otherwise wish to sell, or deliver a security it would want to hold.  Options written by a
Fund will  normally have  expiration  dates between one and nine months from the date  written.  The  exercise  price of a call option may be below,  equal to or above the current market value of the underlying security at the time the option is written.

     B.  Purchasing  Put  Options--Each  Fund may  invest  up to 2% of its total assets in the purchase of put options.  Delaware Growth Opportunities Fund will, at all times  during which it holds a put option,  own the  security  covered by such option.

     Each Fund  intends to purchase  put  options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the  premium  paid for the  option  ("protective  puts").  The  ability  to purchase  put  options  will  allow  a Fund  to  protect  unrealized  gain in an appreciated security in its portfolio without actually selling the security.  If the security  does not drop in value,  a Fund will lose the value of the premium paid. A Fund may sell a put option,  which it has previously  purchased prior to the sale of the securities  underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option,  which is sold.

     A Fund may sell a put option purchased on individual  portfolio  securities or stock indices. Additionally, a Fund may enter into closing sale transactions.
A closing sale  transaction is one in which a Fund,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received,  to make delivery of this amount.  Gain or loss to the Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a Fund may  offset its  position  in stock  index options  prior to  expiration  by  entering  into a  closing  transaction  on an
Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard & Poor's  500 or the New York  Stock  Exchange  Composite  Index,  or a
narrower market index such as the Standard & Poor's 100.  Indices are also based on an  industry  or  market  segment  such as the AMEX Oil and Gas  Index or the
Computer and Business  Equipment  Index.  Options on stock indices are currently traded on the  following  Exchanges  among  others:  The Chicago  Board  Options
Exchange, New York Stock Exchange and American Stock Exchange.

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Fund's  portfolio  securities.  Since a Fund's  portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation  between the index or other  securities  underlying  the hedging  instrument  and the hedged  securities  which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock index  options  may be closed out only on an  Exchange, which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability to effectively  hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

Foreign Securities
     Each Fund may invest in securities of foreign companies.  However, Delaware
Growth  Opportunities  Fund and Delaware Large Cap Growth Fund,  will not invest more  than,  respectively,  25% and 20% of the value of their  respective  total assets, at the time of purchase, in foreign securities (other than securities of
Canadian  issuers  registered  under the Securities  Exchange Act of 1934 or, as described  below,  in certain  Depositary  Receipts,  on which there are no such limits).

     Each Fund may be  subject  to  foreign  withholding  taxes on  income  from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

     Investors should recognize that investing in foreign corporations  involves certain considerations, including those set forth below, which are not typically associated with investing in U.S.  corporations.  Foreign  corporations  are not generally subject to uniform  accounting,  auditing and financial  standards and requirements comparable to those applicable to U.S. corporations.  A Fund may be subject to foreign  withholding taxes on income from certain foreign securities.
This, in turn, could reduce a Fund's  distributions paid to shareholders.  There may also be less supervision and regulation of foreign stock exchanges,  brokers and listed  corporations than exist in the United States. A Fund may be affected either  unfavorably  or  favorably  by  fluctuations  in the  relative  rates of exchange as between the  currencies  of different  nations and exchange  control regulations.  Furthermore,  there may be the  possibility  of  expropriation  of confiscatory taxation,  political,  economic or social instability or diplomatic developments, which could affect assets of a Fund held in foreign countries.

Depositary Receipts
     Each Fund may make  foreign  investments  through the  purchase and sale of sponsored or unsponsored  American  Depositary  Receipts ("ADRs"),  and Delaware
Large Cap Growth  Fund may,  in addition to ADRs,  also  purchase  European  and
Global Depositary Receipts ("Depositary Receipts").  ADRs are receipts typically issued by a U.S. bank or trust company,  while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying  securities issued by a foreign corporation.  "Sponsored" ADRs and
Depositary  Receipts are issued jointly by the issuer of the underlying security and a depository,  whereas "unsponsored" ADRs and Depositary Receipts are issued without  participation  of the  issuer of the  deposited  security.  Holders  of unsponsored  ADRs and Depositary  Receipts  generally bear all the costs of such facilities and the depository of an unsponsored  facility frequently is under no obligation to distribute shareholder  communications received from the issuer of the deposited  security or to pass through  voting rights to the holders of such receipts in respect of the deposited securities.  Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit  payable by banks  acceptable  to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities  increase,  the borrower must furnish  additional collateral  to the Fund;  3) the Fund must be able to  terminate  the loan after notice, at any time; 4) the Fund must receive  reasonable  interest on any loan, and any dividends,  interest or other distributions on the lent securities,  and any  increase  in the  market  value  of such  securities;  5) the  Fund may pay reasonable  custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of the
Trust know that a material event will occur  affecting an investment  loan, they must  either  terminate  the loan in order  to vote the  proxy or enter  into an alternative  arrangement  with the  borrower to enable the  trustees to vote the proxy.

     The  major  risk to  which a Fund  would be  exposed  on a  portfolio  loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the security  goes up.  Therefore,  the Funds will only enter into loan arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the Board of Trustees,  including  the  creditworthiness  of the borrowing broker, dealer or institution and then only if the consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Manager.

Restricted and Illiquid Securities
     Each Fund may invest in restricted  securities,  including privately placed securities,  some of which  may be  eligible  for  resale  without  registration pursuant  to Rule 144A ("Rule 144A  Securities")  under the 1933 Act.  Rule 144A permits many  privately  placed and legally  restricted  securities to be freely traded  among  certain  institutional  buyers  such as a Fund.  Delaware  Growth
Opportunities Fund may invest no more than 10% of the value of its net assets in illiquid  securities  and Delaware Large Cap Growth Fund may invest no more than
15% of the value of its net assets in illiquid securities.

     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  function of determining  whether or not individual  Rule
144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets.  The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and  trading  volume for the  security;  (ii)  whether at least  three dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii)  whether  at least  two  dealers  are  making a market in the security;  and (iv) the nature of the security and the nature of the marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     If the Manager  determines  that a Rule 144A Security  which was previously determined to be liquid is no longer liquid and, as a result,  a Fund's holdings of illiquid  securities exceed a Fund's limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Small to Medium-Sized Companies
     Delaware Growth  Opportunities Fund invests its assets in equity securities of small to medium-sized  companies.  These stocks have  historically  been more volatile in price than larger  capitalization  stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater  sensitivity to changing economic conditions.  These companies may have narrow product lines, markets or financial resources,  or may depend on a limited  management  group.  In  addition,  these companies are typically  subject to a greater degree of change in their earnings and prospects.  The companies'  securities may trade less  frequently and have a
smaller   trading   volume.   The   securities   may  be  traded   only  in  the
over-the-counter  markets or on a regional securities  exchange.  In addition to exhibiting greater volatility,  smaller  capitalization  securities may, to some
degree,   fluctuate   independently  of  the  stocks  of  larger  capitalization companies.  For  example,  the stocks of smaller  capitalization  companies  may decline in price as the price of larger company stocks rise, or vice versa.

Non-Traditional Equity Securities
     Delaware Large Cap Growth Fund may invest in convertible  preferred  stocks that  offer  enhanced  yield  features,  such  as  Preferred  Equity  Redemption
Cumulative Stock ("PERCS"), which provide an investor, such as the Fund,  with the opportunity to earn higher dividend income than is available on a company's  common  stock.  A PERCS is a preferred  stock,  which  generally features a mandatory  conversion date, as well as a capital  appreciation limit, which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS  convert into common  stock of the issuer  (PERCS are  generally  not convertible  into cash at  maturity).  Under a typical  arrangement,  if after a predetermined  number of years the  issuer's  common stock is trading at a price below that set by the capital  appreciation  limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's common stock is trading at a price  above that set by the  capital  appreciation  limit,  the holder of the
PERCS would receive less than one full share of common stock. The amount of that fractional  share of common stock  received by the PERCS holder is determined by dividing  the price set by the  capital  appreciation  limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market  price to the  investor.  This call premium  declines at a preset rate daily,  up to the  maturity  date of the
PERCS.

     Delaware   Large  Cap  Growth  Fund  may  also  invest  in  other  enhanced convertible securities. These include but are not limited to ACES (Automatically
Convertible Equity  Securities),  PEPS  (Participating  Equity Preferred Stock),
PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation;  they are  typically  issued with three- to four-year  maturities;
they  typically  have some built-in call  protection  for the first two to three years; investors have the right to convert them into shares of common stock at a preset  conversion  ratio or hold them until maturity;  and upon maturity,  they will  automatically  convert to either cash or a  specified  number of shares of common stock.

Investment Company Securities
     Any  investments  that  Delaware  Large  Cap  Growth  Fund  makes in either closed-end  or open-end  investment  companies  are limited by the 1940 Act, and involve an indirect  payment of a portion of the  expenses,  including  advisory fees,  of  such  other  investment  companies.  Under  the  1940  Act's  current limitations,  the Fund may not:  (1) own  more  than 3% of the  voting  stock of another investment  company;  (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the
Fund's total assets in shares of other investment companies.  If the Fund elects to limit its investment in other investment  companies to closed-end  investment companies,  the 3%  limitation  described  above  is  increased  to  10%.  These percentage  limitations  also apply to the Fund's  investments  in  unregistered investment companies.

When-Issued and Delayed Delivery Securities
     Each Fund may purchase  securities  on a  when-issued  or delayed  delivery basis. In such transactions,  securities are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  price at the time of the transaction.  Delivery of and payment for these  securities  may  take as long as a month  or more  after  the date of the purchase  commitment.  A Fund  will  designate  cash or  securities  in  amounts sufficient to cover its obligations, and will value the designated assets daily.
The payment obligation that will be received are each fixed at the time the Fund enters into the  commitment.  Thus,  it is possible that the market value at the time of settlement could be higher or lower than the purchase price.

REITs
     Delaware Large Cap Growth Fund and Delaware Growth  Opportunities  Fund may
purchase shares of real estate  investment  trusts  ("REITs").  REITs are pooled investment vehicles,  which invest primarily in income-producing  real estate or real estate related loans or interests. REITs are generally classified as equity
REITs,  mortgage  REITs or a combination  of equity and mortgage  REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income from the collection of interest payments.  Like investment companies such as the Trust, REITs are not taxed on income distributed to shareholders provided they comply with

several  requirements  in the  Internal  Revenue  Code.  REITs  are  subject  to substantial cash flow dependency, defaults by borrowers,  self-liquidation,  and the risk of failing to qualify for  tax-free  pass-through  of income  under the
Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

Foreign Currency Transactions
     Although Delaware Large Cap Growth Fund values its assets daily in terms of
U.S. dollars,  it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis. The Fund will,  however,  from time to time, purchase or sell foreign  currencies  and/or engage in forward foreign  currency transactions in order to expedite  settlement of portfolio  transactions  and to minimize currency value fluctuations.  The Fund may conduct its foreign currency exchange  transactions on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  currency  exchange market or through  entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward  foreign currency"  contract  or  "forward"  contract).  A forward  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the  contract,  agreed upon by the parties,  at a price  set at the time of the  contract.  The Fund  will  convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

     The Fund may  enter  into  forward  contracts  to "lock  in" the price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss  resulting  from an adverse  change in currency  exchange  rates during the period  between the date the security is purchased or sold and the date on which payment is made or received.

     When the Manager  believes  that the currency of a  particular  country may suffer  a  significant  decline  against  the U.S.  dollar  or  against  another currency,  the Fund may enter into a forward foreign currency  contract to sell, for a fixed amount of U.S. dollars or other appropriate currency,  the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

     The Fund will not enter into  forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the
Fund to  deliver  an amount of  foreign  currency  in excess of the value of the
Fund's securities or other assets denominated in that currency.

     As the  maturity  of a  forward  contract,  the  Fund may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate  its  contractual  obligation to deliver the foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the
foreign   currency.   The  Fund  may  realize  a  gain  or  loss  from  currency transactions.

     The Fund  also may  purchase  and  write put and call  options  on  foreign currencies  (traded on U.S.  and  foreign  exchanges  or  over-the-counter)  for hedging  purposes to protect against declines in the U.S. dollar cost of foreign securities  held by the Fund and against  increases  in the U.S.  dollar cost of such securities to be acquired.  Call options on foreign currency written by the
Fund will be covered,  which means that the Fund will own the underlying foreign currency.  With respect to put options on foreign  currency written by the Fund, the Fund will establish a segregated  account with its custodian bank consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon  exercise of the put.

     As in the case of other  kinds of  options,  the  writing  of an  option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and the Fund could be required  to purchase or sell  foreign currencies at  disadvantageous  exchange rates,  thereby incurring  losses.  The purchase of an option on foreign  currency may  constitute  an  effective  hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's  position,  the Fund may forfeit the entire  amount of the premium plus related transaction costs.

Futures Contracts
     Delaware Growth  Opportunities  Fund and Delaware Large Cap Growth Fund may
enter into futures  contracts on stocks,  stock indices and foreign  currencies, and purchase or sell options on such futures  contracts.  These  activities will not be entered into for speculative  purposes,  but rather for hedging  purposes and to facilitate the ability to quickly deploy into the stock market the Fund's
positions  in  cash,   short-term   debt   securities  and  other  money  market
instruments,  at times  when a Fund's  assets are not fully  invested  in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the particular Fund.

     A futures contract is a bilateral  agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement,  at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures  contracts,  the difference  between the price at which the  contract  was  entered  into and the  contract's  closing  value is settled between the purchaser and seller in cash.  Futures contracts differ from options in that they are  bilateral  agreements,  with both the purchaser and the seller equally  obligated to complete the transaction.  In addition,  futures contracts call for settlement  only on the  expiration  date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures  contract  also differs from the purchase or sale of a security or the purchase of an option in that no purchase  price is paid or received.  Instead, an amount of cash or cash equivalents,  which varies but may be as low as 5% or less of the value of the contract,  must be deposited with the broker as  "initial  margin" as a good faith  deposit.  This  amount is generally  maintained in a segregated account at the custodian bank.  Subsequent payments to and from the broker,  referred to as "variation margin," are made on a daily  basis as the value of the index or  instrument  underlying  the futures contract  fluctuates,  making  positions in the futures  contracts  more or less valuable, a process known as "marking to the market."

     Purchases or sales of stock index  futures  contracts  are used for hedging purposes to attempt to protect the Fund's current or intended  investments  from broad  fluctuations  in stock prices.  For example,  a Fund may sell stock index futures  contracts in  anticipation  of or during a market decline to attempt to offset the  decrease in market  value of the Fund's  securities  portfolio  that might otherwise result.  If such decline occurs,  the loss in value of portfolio securities  may be offset,  in whole or part, by gains on the futures  position.
When a Fund is not fully  invested in the  securities  market and  anticipates a significant  market  advance,  it may purchase stock index futures  contracts in order to gain  rapid  market  exposure  that may,  in part or  entirely,  offset increases in the cost of securities  that the Fund intends to purchase.  As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

     Each Fund may purchase  and sell foreign  currency  futures  contracts  for hedging  purposes  to attempt to protect  its  current or  intended  investments denominated in foreign  currencies from fluctuations in currency exchange rates.
Such  fluctuations  could  reduce  the  dollar  value  of  portfolio  securities denominated in foreign currencies,  or increase the cost of  foreign-denominated securities  to be  acquired,  even  if  the  value  of  such  securities  in the currencies  in which  they are  denominated  remains  constant.  A Fund may sell futures contracts on a foreign currency,  for example,  when it holds securities denominated  in such currency and it  anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated  securities may be offset, in whole or in part, by gains on the futures  contracts.  However,  if the value of the foreign  currency  increases  relative  to the dollar,  a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign  currency  may be greater  than the  increase in value as a result of the change in exchange rates.

     Conversely,  a Fund  could  protect  against a rise in the  dollar  cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant  currency,  which could offset,  in whole or in part, the increased cost  of  such  securities  resulting  from a rise in the  dollar  value  of the underlying currencies. When a Fund

purchases futures contracts under such circumstances,  however, and the price of securities to be acquired  instead  declines as a result of  appreciation of the dollar, the Fund will sustain losses on its futures position, which could reduce or eliminate  the benefits of the reduced  cost of  portfolio  securities  to be acquired.

     A Fund may  also  purchase  and  write  options  on the  types  of  futures contracts  in  which  the  Fund may  invest,  and  enter  into  related  closing transactions.  Options on futures  are  similar  to  options on  securities,  as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract,  rather than to actually purchase or sell the futures contract,  at a specified exercise price at any time during the period of the  option.  In the event that an option written  by a Fund is  exercised,  the Fund  will be  subject  to all the  risks associated with the trading of futures  contracts,  such as payment of variation margin  deposits.  In addition,  the writer of an option on a futures  contract, unlike the holder,  is subject to initial and variation  margin  requirements on the option position.

     At any time prior to the  expiration  of a futures  contract,  a trader may elect to close out its  position by taking an opposite  position on the contract market on which the position was entered into,  subject to the availability of a secondary  market,  which  will  operate  to  terminate  the  initial  position.
Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing  purchase or sale transaction,  subject  to  availability  of a  secondary  market,  which  is the purchase or sale of an option of the same series (i.e.,  the same exercise price and  expiration  date) as the option  previously  purchased  or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities  prices move in an unexpected  direction,  the Fund may not achieve the anticipated  benefits of investing in futures  contracts and options  thereon,  or may realize a loss. To the extent that a Fund  purchases  an option on a futures  contract and fails to exercise  the option prior to the  exercise  date,  it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the
Fund from closing out its positions relating to futures.

Concentration
     In applying a Fund's  fundamental  policy concerning  concentration that is described above, it is a matter of  non-fundamental  policy that generally:  (i)
utility companies will be divided according to their services, for example, gas, gas  transmission,  electric and  telephone  will each be  considered a separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified  finance  will each be  considered  a separate  industry;  and (iii)
asset-backed  securities will be classified  according to the underlying  assets securing such securities.

ACCOUNTING ISSUES

     Options:  When a Fund writes a call,  or purchases a put option,  an amount equal to the  premium  received  or paid by it is included in the section of the
Fund's assets and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is  subsequently  "marked to market" to reflect the current market value of the option  written.  The current market  value of a  written  option  is the  last  sale  price on the  principal
Exchange on which such  option is traded or, in the absence of a sale,  the mean between  the last bid and asked  prices.  If an option  which a Fund has written expires on its  stipulated  expiration  date,  the Fund  recognizes a short-term gain. If a Fund enters into a closing  purchase  transaction  with respect to an option which the Fund has written,  the Fund realizes a short-term gain (or loss if the cost of the closing  transaction  exceeds the premium  received  when the option was sold) without regard to any unrealized gain or loss on the underlying security,  and the liability  related to such option is extinguished.  If a call option which a Fund has written is  exercised,  the Fund realizes a capital gain or loss  (long-term  or  short-term,  depending  on the  holding  period  of the underlying security) from the sale of

the  underlying  security and the proceeds  from such sale are  increased by the premium originally received.

     The premium  paid by a Fund for the purchase of a put option is recorded in the  section  of  the  Fund's  assets  and  liabilities  as  an  investment  and subsequently  adjusted  daily to the current  market  value of the  option.  For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely,  if the premium exceeds the current  market  value,  such excess would be unrealized  depreciation.  The current  market  value  of a  purchased  option  is the last  sale  price on the principal  Exchange on which such option is traded or, in the absence of a sale, the mean  between the last bid and asked  prices.  If an option which a Fund has purchased  expires  on the  stipulated  expiration  date,  the Fund  realizes  a short-term  or  long-term  capital  loss for federal  income tax purposes in the amount of the cost of the option.  If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss,  depending on whether the proceeds from the sale  are  greater  or less  than  the  cost of the  option.  If a Fund exercises  a put  option,  it  realizes  a capital  gain or loss  (long-term  or short-term, depending on the holding period of the underlying security) from the sale of the  underlying  security  and  the  proceeds  from  such  sale  will be decreased by the premium originally paid.  However,  since the purchase of a put option is treated as a short sale for federal  income tax purposes,  the holding period of the underlying security will be affected by such a purchase.

     Options on Certain Stock  Indices:  Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized  gain or loss on closing out such a position  will result in a realized  gain or loss for tax  purposes.  Such options held by the Fund at the end of each  fiscal  year will be  required  to be "marked  to  market"  for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual  sales will be treated as  long-term  capital gain or loss,  and the remainder  will be treated as short-term  capital gain or loss.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Funds  provide a  complete  list of their  holdings  four times in each fiscal  year,  as of the end of each  quarter.  The lists  appear in the  Funds'
Semiannual  and Annual Reports to  Shareholders  and in the Funds' Form N-Q. The
Funds file the lists with the SEC on Form N-CSR (second and fourth quarters) and
Form N-Q  (first and third  quarters).  Shareholders  may view the Funds'  Forms
N-CSR and N-Q on the SEC's Web site at www.sec.gov.  Forms NCSR and N-Q may also be viewed and  copied at the SEC's  Public  Reference  Room in  Washington,  DC.
Information  regarding  the  operations  of the  Public  Reference  Room  may be obtained by calling  1-202-942-8090  (direct)  or  1-800-SEC-0330  (general  SEC number).

     The Funds have adopted a policy generally  prohibiting  providing portfolio holdings to any person until after thirty  calendar days have passed.  We post a list of each Fund's portfolio  holdings  monthly,  with a thirty day lag, on the
Trust's Web site, www.delawareinvestments.com. In addition, on a ten day lag, we also make  available  a month-end  summary  listing of the number of each Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for each Fund. This information is available  publicly to any and all  shareholders  free of charge once posted on the Web site by calling
1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  each Fund's  shares,  are  generally  treated  similarly and are not provided  with  each  Fund's  portfolio  holdings  in  advance  of when they are generally available to the public.  Third-party service providers and affiliated persons of the Funds are provided with the Funds' portfolio holdings only to the extent necessary to perform services under agreements  relating to the Funds and are  subject  to duties  of  confidentiality,  including  a duty not to trade on non-public information.

     Third-party  rating  agencies and  consultants  who have signed  agreements
("Non-Disclosure  Agreements")  with  the  Funds  or  the  Manager  may  receive portfolio holdings information more quickly than the thirty day lag.

The  Non-Disclosure  Agreements  require  that  the  receiving  entity  hold the information in the strictest  confidence and prohibit the receiving  entity from disclosing the information or trading on the information  (either in Fund shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any research or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Funds,  the Manager nor any affiliate  receive any compensation or consideration with respect to these agreements.

     To protect  shareholders'  interests  and to avoid  conflicts  of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Funds' Board of Trustees will be notified of any substantial changes to this policy.  The Funds' Board of Trustees  also  receives an annual report from the Funds' Chief  Compliance  Officer on the  adequacy of the Funds'  compliance program.

TRADING PRACTICES AND BROKERAGE

     The Trust selects  brokers or dealers to execute  transactions on behalf of each Fund for the purchase or sale of portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration  is to  have  brokers  or  dealers  execute  transactions  at best execution.  Best execution  refers to many factors,  including the price paid or received for a security,  the commission charged, the promptness and reliability of execution,  the  confidentiality  and placement  accorded the order and other
factors   affecting  the  overall  benefit   obtained  by  the  account  on  the
transaction. A number of trades are made on a net basis where a Fund either buys securities  directly  from the  dealer  or sells  them to the  dealer.  In these instances,  there is no direct  commission  charged  but there is a spread  (the difference  between  the  buy and  sell  price)  which  is the  equivalent  of a commission.  When a  commission  is paid,  a Fund  pays  reasonably  competitive brokerage  commission  rates  based  upon  the  professional  knowledge  of  the
Manager's  trading   department  as  to  rates  paid  and  charged  for  similar transactions  throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its  management,  brokerage  business to brokers or dealers who provide  brokerage and research  services.  These  services  include advice,  either directly or through publications or writings, as to the value of securities,  the advisability of investing in, purchasing or selling securities, and the  availability  of securities  or  purchasers  or sellers of  securities;
furnishing of analyses and reports concerning issuers, securities or industries;
providing  information on economic factors and trends;  assisting in determining portfolio  strategy;  providing  computer software and hardware used in security analyses;  and providing portfolio  performance  evaluation and technical market analyses.  Such  services  are  used  by the  Manager  in  connection  with  its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided  in the  Securities  Exchange  Act of 1934 (the "1934 Act") and
each Fund's Investment Management Agreement, higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage and research services than to broker/dealers  who do not provide such services if such higher  commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services  provided.  Although  transactions are directed to  broker/dealers  who provide  such  brokerage  and research  services,  the Trust  believes  that the commissions  paid to such  broker/dealers  are  not,  in  general,  higher  than commissions that would be paid to broker/dealers not providing such services and that such  commissions  are reasonable in relation to the value of the brokerage and research services provided.  In some instances,  services may be provided to the Manager which  constitute in some part brokerage and research  services used by the Manager in connection  with its  investment  decision-making  process and constitute  in  some  part  services  used by the  Manager  in  connection  with administrative or other functions not related to its investment  decision-making process. In such cases, the Manager

will make a good faith  allocation of brokerage  and research  services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment  decision-making
process.  In  addition,   so  long  as  no  fund  is  disadvantaged,   portfolio
transactions  which generate  commissions  or their  equivalent are allocated to broker/dealers  who provide daily  portfolio  pricing  services to a Fund and to other  Delaware  Investments  Funds.  Subject  to  best  execution,  commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that receives  allocation  may be allocated an average price obtained from the  executing  broker.  It is  believed  that the  ability of the  accounts  to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Trust's Board of Trustees that the  advantages of combined  orders  outweigh the possible disadvantages of separate transactions.

     Consistent with NASD Regulation, Inc. (the "NASDRSM") rules, and subject to seeking best execution,  a Fund may place orders with  broker/dealers  that have agreed to defray certain  expenses of the Delaware  Investments  Funds,  such as custodian fees.

     During the fiscal  years  ended  September  30,  2005,  2004 and 2003,  the aggregate  dollar  amounts of  brokerage  commissions  paid by  Delaware  Growth
Opportunities  Fund were  $1,215,337,  $1,807,712 and $1,461,409,  respectively.
During the fiscal years ended  September 30, 2005,  2004 and 2003, the aggregate dollar amounts of brokerage  commissions  paid by Delaware Large Cap Growth Fund were $130,302, $63,319 and $49,743, respectively.

     During the fiscal year ended September 30, 2005,  brokerage  commissions of
$621,007  and  $34,941  based on  portfolio  transactions  of  $424,588,323  and
$30,117,684  were  directed  to brokers  for  brokerage  and  research  services provided to the Delaware  Growth  Opportunities  Fund and the Delaware Large Cap
Growth Fund, respectively.

     As of September  30, 2005,  the Funds did not own any  securities  of their regular broker/dealers or their parents, as defined in Rule 10b-1 under the 1940
Act.

Portfolio Turnover

     The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate.  Under certain market conditions,  each Fund may experience a high rate of portfolio turnover which could exceed 100%. A turnover rate of 100% would occur, for example,  if all the investments held by a Fund at the  beginning of the year were  replaced by the end of the year.  The degree of portfolio activity may affect brokerage costs and taxes

payable by the Funds'  shareholders.  The turnover rates also may be affected by cash requirements from redemptions and repurchases of Fund shares.

     The portfolio  turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio  securities for the particular fiscal year by the monthly average of the value of the portfolio  securities  owned by the Fund during the particular  fiscal year,  exclusive of securities whose maturities at the time of  acquisition  are one year or less.  Delaware  Growth  Opportunities
Fund's  portfolio  turnover rates for the fiscal years ended  September 30, 2005 and  September  30,  2004 were 84% and 106%,  respectively.  Delaware  Large Cap
Growth Fund's portfolio  turnover rates for the fiscal years ended September 30,
2005 and September 30, 2004 were 124% and 54%, respectively.  The Delaware Large
Cap Growth  Fund's  higher  portfolio  turnover  rate for the 2005  fiscal  year resulted  from  a  change  in the  Fund's  portfolio  management  team  and  its repositioning  of the Fund's  portfolio to conform to changes in its  investment strategies.  This transition resulted in the sale of nearly all of the portfolio securities and the  reinvestment of the proceeds  according to the new portfolio management team's investment strategies,  which increased the portfolio turnover for the 2005 fiscal year.  In the future,  portfolio  turnover is expected to be less than 50%.

PURCHASING SHARES

     The Distributor  serves as the national  distributor for each Fund's shares and has  agreed to use its best  efforts to sell  shares of each  Fund.  See the
Prospectuses for information on how to invest. Shares of a Fund are offered on a continuous basis and may be purchased through  authorized  investment dealers or directly by contacting the Trust or the Distributor.

     The  minimum  initial  investment  generally  is $1,000 for Class A Shares,
Class B  Shares  and  Class  C  Shares.  Subsequent  purchases  of such  Classes generally must be at least $100. The initial and subsequent  investment minimums for Class A Shares  will be waived  for  purchases  by  officers,  trustees  and employees of any Delaware  Investments fund, the Manager or any of the Manager's affiliates if the purchases  are made pursuant to a payroll  deduction  program.
Shares  purchased  pursuant  to the  Uniform  Gifts  to  Minors  Act or  Uniform
Transfers  to Minors Act and shares  purchased in  connection  with an Automatic
Investing Plan are subject to a minimum  initial  purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset
Planner service are subject to a minimum initial  investment of $2,000 per Asset
Planner Strategy selected.  There are no minimum purchase requirements for Class
R and the Institutional  Classes,  but certain eligibility  requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than  $1,000,000.  See Investment Plans for purchase  limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. The Trust reserves  the right to reject any order for the purchase of its shares of a Fund if in the opinion of management  such  rejection is in the Fund's best interest.
If a purchase  is  canceled  because  your  check is  returned  unpaid,  you are responsible for any loss incurred. A Fund can redeem shares from your account(s)
to reimburse  itself for any loss, and you may be restricted  from making future purchases in any of the Delaware Investments Funds. Each Fund reserves the right to reject  purchase  orders  paid by  third-party  checks or checks that are not drawn on a domestic branch of a U.S. financial institution.  If a check drawn on a foreign  financial  institution is accepted,  you may be subject to additional bank charges for clearance and currency conversion.

     A Fund also  reserves the right,  following  shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement  by that time,  a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The NASDR(SM)  has adopted  amendments  to its Conduct  Rules,  as amended, relating to investment  company  sales  charges.  The Trust and the  Distributor intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales charge of 5.75%;  however,  lower front-end sales charges apply for larger purchases. Class A Shares, absent any applicable fee waiver, are also subject  to annual  12b-1  Plan  expenses.  See the  table in the Fund  Classes'
Prospectuses.

     Class B Shares are  purchased  at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase;  (ii) 3.25% if shares are redeemed during the second year after purchase; (iii) 2.75% if shares are redeemed during the third year following purchase;  (iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase;  and (v) 1.50% if shares  are  redeemed  during  the sixth year  following  purchase;  and (vi) 0%
thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver,  are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately  eight years after purchase. See Automatic Conversion of Class B Shares, below.

     Class C Shares are  purchased  at net asset value and are subject to a CDSC of 1% if  shares  are  redeemed  within 12 months  following  purchase.  Class C
Shares,  absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class
B Shares are subject.

     Class R Shares are  purchased at the net asset value per share  without the imposition of a front-end or contingent  deferred  sales charge.  Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     Institutional  Class shares are  purchased at the net asset value per share without the  imposition  of a front-end or contingent  deferred  sales charge or
12b-1 Plan expenses.

     Class A  Shares,  Class  B  Shares,  Class C  Shares,  Class R  Shares  and
Institutional  Class  Shares  represent a  proportionate  interest in the Fund's assets and will receive a  proportionate  interest in the Fund's income,  before application, as to Class A, Class B, Class C and Class R Shares, of any expenses under the Fund's 12b-1 Plans.

     See Plans Under Rule 12b-1 for the Fund Classes  under  Purchasing  Shares, and Determining Offering Price and Net Asset Value in this Part B.

     Certificates  representing  shares  purchased  are not  ordinarily  issued, unless, in the case of Class A Shares, a shareholder submits a specific request.
Certificates  are not  issued  in the case of Class B Shares  or Class C Shares.
However,  purchases not involving the issuance of certificates  are confirmed to the investor and credited to the  shareholder's  account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued. An investor that is permitted to obtain a certificate may receive a certificate  representing full share denominations purchased by sending a letter signed  by each  owner of the  account  to the  Transfer  Agent  requesting  the certificate.  No charge is assessed by the Trust for any certificate  issued.  A shareholder  may  be  subject  to  fees  for  replacement  of a lost  or  stolen certificate,  under certain  conditions,  including the cost of obtaining a bond covering  the lost or stolen  certificate.  Please  contact the Fund for further information.  Investors who hold  certificates  representing any of their shares may only redeem those shares by written request.  The investor's  certificate(s)
must accompany such request.

Alternative Purchase Arrangements
     The alternative  purchase  arrangements of Class A Shares,  Class B Shares,
Class C Shares  and Class R Shares  permit  investors  to choose  the  method of purchasing  shares  that is most  suitable  for their  needs given the amount of their  purchase,  the length of time they expect to hold their  shares and other
relevant   circumstances.   Investors  should  determine  whether,  given  their
particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the  average  daily net  assets of Class A  Shares,  or to  purchase either  Class B or Class C Shares and have the entire  initial  purchase  amount invested in a Fund with the investment  thereafter  subject to a CDSC and annual
12b-1  Plan  expenses.  Class B Shares  are  subject to a CDSC if the shares are redeemed within six years of purchase,  and Class C Shares are subject to a CDSC if the shares are  redeemed  within 12 months of  purchase.  Class B and Class C
Shares are each subject to annual  12b-1 Plan  expenses of up to a maximum of 1%
(0.25% of which  are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts)
of  average  daily  net  assets of the  respective  Class.  Class B Shares  will automatically  convert to Class A Shares at the end of approximately eight years after purchase and,  thereafter,  be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B
Shares, Class C Shares do not convert to another Class.

     The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is  realized  on the  additional  money  initially invested upon the purchase of such shares. However, there can be no assurance as to the  return,  if any,  that will be  realized on such  additional  money.  In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares,  investors should also consider  the  duration of the annual  12b-1 Plan  expenses to which each of the classes is subject and the  desirability  of an  automatic  conversion  feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC,  but incur  annual  12b-1  expenses  of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider  the higher  12b-1 Plan  expenses on Class B Shares and Class C
Shares.  Investors also should  consider the fact that,  like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In
Comparing Class B Shares to Class R shares,  investors  should also consider the duration  of the annual  12b-1 Plan  expenses to which each Class is subject and the  desirability  of an  automatic  conversion  feature to Class A Shares (with lower  annual 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, a Fund, the  Distributor and others will be paid, and in the case of Class A Shares,  from the  proceeds of the  front-end  sales  charge and
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds

of the 12b-1 Plan fees and, if  applicable,  the CDSC incurred upon  redemption, and in the case of Class R Shares,  from the  proceeds  of the 12b-1  Plan fees.
Financial  advisors  may receive  different  compensation  for  selling  Class A
Shares,  Class B Shares,  Class C Shares  and Class R Shares.  Investors  should understand  that  the  purpose  and  function  of  the  respective  12b-1  Plans
(including  for Class R Shares) and the CDSCs  applicable  to Class B Shares and
Class C Shares are the same as those of the 12b-1 Plan and the  front-end  sales charge  applicable  to Class A Shares in that such fees and  charges are used to finance the distribution of the respective  Classes.  See Plans Under Rule 12b-1 for the Fund Classes in this Part B.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares and  Institutional  Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and
Class R  Shares  will be  borne  exclusively  by such  shares.  See  Determining
Offering Price and Net Asset Value in this Part B.

Class A Shares
     Purchases of $50,000 or more of Class A Shares at the offering  price carry reduced  front-end  sales  charges  as shown in the  table in the Fund  Classes'
Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser.  See Special Purchase  Features -
Class A Shares,  below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may reallow to dealers up to the full amount of the front-end sales.
In  addition,  certain  dealers  who enter into an  agreement  to provide  extra training and information on Delaware  Investments  products and services and who
increase  sales  of  Delaware   Investments  funds  may  receive  an  additional
commission  of up to 0.15% of the  offering  price in  connection  with sales of
Class A  Shares.  Such  dealers  must  meet  certain  requirements  in  terms of organization and distribution  capabilities and their ability to increase sales.
The   Distributor   should  be  contacted  for  further   information  on  these
requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the  Prospectuses,  for initial purchases of Class A Shares of $1,000,000 or more, a dealer's  commission may be paid by the  Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments Funds as to which a Limited  CDSC  applies  (see  Contingent  Deferred  Sales  Charge for
Certain  Redemptions  of Class A  Shares  Purchased  at Net  Asset  Value  under
Redemption  and  Exchange  in this Part B) may be  aggregated  with those of the
Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the  Distributor  concerning the  applicability  and  calculation of the dealer's commission in the case of combined purchases.

     An  exchange  from other  Delaware  Investments  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within six years of purchase may be subject to a
CDSC at the rates set forth above,  and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No CDSC will be imposed on increases in net asset value above the initial  purchase price, nor will a CDSC be assessed on redemptions of
shares   acquired   through   reinvestment   of  dividends   or  capital   gains
distributions. For purposes of this formula, the "net asset value at the time of purchase"  will be the net asset  value at purchase of Class B Shares or Class C
Shares of a Fund, even if those shares are later exchanged for shares of another
Delaware  Investments Fund. In the event of an exchange of the shares,  the "net asset  value of such  shares  at the time of  redemption"  will be the net asset value of the shares that were acquired in the exchange. The Prospectuses for the
Funds' Class A, B, C and R Shares includes information on the instances in which the CDSC is waived.

     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual 12b-1 Plan  expenses of up to 1.00% of average  daily net assets of those shares. At the end of approximately  eight years after purchase,  the investor's
Class B Shares will be  automatically  converted into Class A Shares of the same
Fund. See Automatic  Conversion of Class B Shares below.  Investors are reminded that the Class A Shares into which  Class B Shares  will  convert are subject to ongoing  annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed  that  shares held for more than six years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest  during the six-year  period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an amount equal to no more than 5% of the dollar amount purchased.
In addition,  from time to time, upon written notice to all of its dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to annual  12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares.  Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1.00%  annually.  The  combination  of the
CDSC and the  proceeds  of the 12b-1 Plan fees makes it  possible  for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion Date, that

shareholder  will have to hold  Class B Shares  for as long as three  additional months  after  the  eighth  anniversary  of  purchase  before  the  shares  will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert  to the  corresponding  Class A Shares of that Fund (or,  in the case of
Delaware Group Cash Reserve,  the Delaware Cash Reserve Fund  Consultant  Class)
pro-rata  with  Class B  Shares  of that  Fund  not  acquired  through  dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at net asset  value  without a  front-end sales  charge  and,  as a result,  the full  amount of the  investor's  purchase payment will be invested in Fund shares. The Distributor  currently  compensates dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount equal to no more than 1% of the dollar amount purchased.
As discussed  below,  Class C Shares are subject to annual  12b-1 Plan  expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the  CDSC and the  annual  12b-1  Plan  fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares.  Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares,  the  Class B  Shares,  Class C Shares  and
Class R Shares of each Fund (the  "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses  involved in the marketing of only the Class of Shares to which the Plan  applies.  The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution and marketing of shares of the Institutional Classes.  Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to the Distribution Agreement, to pay out of the assets of the Class A Shares,  Class B Shares, Class C Shares and Class R
Shares  monthly  fees  to the  Distributor  for its  services  and  expenses  in distributing  and  promoting  sales of shares of such  classes.  These  expenses include, among other things,  preparing and distributing  advertisements,  sales literature and  prospectuses  and reports used for sales purposes,  compensating sales and marketing  personnel,  and paying distribution and maintenance fees to securities  brokers and dealers who enter into agreements with the  Distributor.
The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor  for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     In addition,  absent any applicable fee waiver, each Fund may make payments out of the  assets  of the Class A Shares,  Class B Shares,  Class C Shares  and
Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

     The  maximum  aggregate  fee payable by a Fund under the Plans and a Fund's
Distribution  Agreement  is,  on an  annual  basis,  up to 0.30% of the  Class A
Shares'  average  daily net assets for the year; up to 1.00% (0.25% of which are service  fees to be paid to the  Distributor,  dealers and others for  providing personal service and/or maintaining shareholder accounts) of each of the Class B
Shares' and the Class C Shares' average daily net assets for the year; and up to
0.60% of Class R Shares' average daily net assets for the year.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on  behalf of Class A
Shares, Class B Shares, Class C Shares and Class R Shares would be borne by such persons  without any  reimbursement  from such Fund Classes.  Subject to seeking best price and  execution,  a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The Plans and the Distribution  Agreements,  as amended, have been approved by the Board of Trustees of the Trust,  including a majority of the Trustees who are not  "interested  persons" (as defined in the 1940 Act) of the Trust and who have no  direct  or  indirect  financial  interest  in the Plans by vote cast in person or at a meeting  duly  called for the  purpose of voting on the Plans and such Agreements.  Continuation of the Plans and the Distribution Agreements,  as
amended,  must be approved  annually by the Board of Trustees in the same manner as specified above.

     Each year, the Trustees must determine whether continuation of the Plans is in the best interest of shareholders of,  respectively,  Class A Shares, Class B
Shares,  Class C Shares  and  Class R  Shares  and  that  there is a  reasonable likelihood  of the Plan  relating  to a Fund Class  providing  a benefit to that
Class. The Plans and the Distribution Agreements,  as amended, may be terminated with respect to a Fund Class at any time without  penalty by a majority of those
Trustees  who  are  not  "interested  persons"  or by a  majority  vote  of  the outstanding  voting  securities  of  the  relevant  Fund  Class.  Any  amendment materially  increasing  the  maximum  percentage  payable  under the Plans  must likewise be approved by a majority vote of the outstanding  voting securities of the relevant Fund Class, as well as by a majority vote of those Trustees who are not  "interested  persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority  of the  outstanding  voting  securities  of Class B.  Also,  any other material  amendment  to the Plans must be  approved  by a  majority  vote of the
Trustees including a majority of the noninterested  Trustees of the Trust having no  interest  in the  Plans.  In  addition,  in order  for the  Plans to  remain effective,  the  selection and  nomination  of Trustees who are not  "interested persons" of the Trust must be effected by the  Trustees who  themselves  are not
"interested  persons" and who have no direct or indirect  financial  interest in the Plans.  Persons  authorized  to make  payments  under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     The  following  tables set forth the 12b-1  payments  by each Class of each
Fund noted below for the fiscal year ended September 30, 2005.

------------------------------ ------------------ ------------------ ------------------ ------------------
                                Delaware Growth    Delaware Growth    Delaware Growth    Delaware Growth
                                 Opportunities      Opportunities      Opportunities      Opportunities
                                  Fund A Class       Fund B Class       Fund C Class       Fund R Class
------------------------------ ------------------ ------------------ ------------------ ------------------
Advertising                           $---               $---              $---               $---
------------------------------ ------------------ ------------------ ------------------ ------------------
Annual/Semiannual Reports           $10,494              $718              $243               $127
------------------------------ ------------------ ------------------ ------------------ ------------------
Broker Trails                     $1,194,818           $61,520            $72,585            $13,032
------------------------------ ------------------ ------------------ ------------------ ------------------
Broker Sales Charges                 $---              $147,143           $7,793              $---
------------------------------ ------------------ ------------------ ------------------ ------------------
Dealer Service Expenses              $---                $---              $[_]               $[_]
------------------------------ ------------------ ------------------ ------------------ ------------------
Interest on Broker
  Sales Charges                      $---              $26,174            $1,101              $---
------------------------------ ------------------ ------------------ ------------------ ------------------
Commissions to Wholesalers           $---                $---              $---               $---
------------------------------ ------------------ ------------------ ------------------ ------------------
Promotional-Broker Meetings          $[_]                $[_]              $[_]               $[_]
------------------------------ ------------------ ------------------ ------------------ ------------------
Promotional-Other                   $13,919              $870              $177               $---
------------------------------ ------------------ ------------------ ------------------ ------------------
Prospectus Printing                 $19,660             $1,131             $476               $106
------------------------------ ------------------ ------------------ ------------------ ------------------
Telephone                            $[_]                $[_]              $[_]               $[_]
------------------------------ ------------------ ------------------ ------------------ ------------------
Wholesaler Expenses                $255,268            $10,731            $3,245             $2,145
------------------------------ ------------------ ------------------ ------------------ ------------------

------------------------------ ------------------ ------------------ ------------------ ------------------
Other                                $[_]                $[_]              $[_]               $[_]
------------------------------ ------------------ ------------------ ------------------ ------------------
Total                              $1,494,159          $248,287           $85,620            $15,410
------------------------------ ------------------ ------------------ ------------------ ------------------

------------------------------ ---------------------- ---------------------- -------------------
                                    Delaware Large        Delaware Large       Delaware Large
                                     Cap Growth            Cap Growth           Cap Growth
                                    Fund A Class          Fund B Class         Fund C Class
------------------------------- --------------------- ---------------------- -------------------
Advertising                             $---                  $---                  $---
------------------------------- --------------------- ---------------------- -------------------
Annual/Semiannual Reports               $---                  $346                  $334
------------------------------- --------------------- ---------------------- -------------------
Broker Trails                          $5,102                $4,215                $3,059
------------------------------- --------------------- ---------------------- -------------------
Broker Sales Charges                    $---                 $1,328                 $269
------------------------------- --------------------- ---------------------- -------------------
Dealer Service Expenses                 $---                  $---                  $---
------------------------------- --------------------- ---------------------- -------------------
Interest on Broker
  Sales Charges                         $---                  $363                   $40
------------------------------- --------------------- ---------------------- -------------------
Commissions to Wholesalers              $---                  $---                  $---
------------------------------- --------------------- ---------------------- -------------------
Promotional-Broker Meetings             $---                  $---                  $---
------------------------------- --------------------- ---------------------- -------------------
Promotional-Other                        $4                   $125                   $10
------------------------------- --------------------- ---------------------- -------------------
Prospectus Printing                     $---                  $777                  $105
------------------------------- --------------------- ---------------------- -------------------
Telephone                               $---                  $---                  $---
------------------------------- --------------------- ---------------------- -------------------
Wholesaler Expenses                     $---                  $944                   $68
------------------------------- --------------------- ---------------------- -------------------
Other                                   $---                  $---                  $---
------------------------------- --------------------- ---------------------- -------------------
Total                                  $5,106                $8,232                $3,885
------------------------------- --------------------- ---------------------- -------------------

Other Payments to Dealers - Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments Funds. In some instances, these incentives or payments may be offered only to certain  dealers who maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of  preapproved  dealer  advertisements  promoting  the sale of Delaware
Investments Fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
     The  Prospectuses set forth in the categories of investors who may purchase
Class A Shares at net asset value. This section provides additional  information regarding this  privilege.  The Trust must be notified in advance that the trade qualifies for purchase at net asset value.

     As disclosed in the  Prospectuses,  certain  retirement  plans that contain certain  legacy  requirement  assets may make purchases of Class A Shares at net asset value. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (a)  that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (b)  where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (i) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of a  Delaware
Investments Fund and any stable value account  available to investment  advisory clients of the Manager or its  affiliates;  or (ii) is  sponsored by an employer that has at any point after May 1, 1997 had more than 100  employees  while such plan has held Class A Shares of a Delaware  Investments  Fund and such  employer has properly  represented to, and received written confirmation back from RFS in writing that it has the  requisite  number of  employees.  See Group  Investment
Plans for information regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As disclosed in the Prospectuses  certain legacy bank sponsored  retirement plans may make purchases of Class A shares at net asset value.  These  purchases may be made by bank  sponsored  retirement  plans that  held,  but are no longer eligible to  purchase,  Institutional  Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

Allied Plans
     Class A Shares are available for purchase by participants in certain 401(k)
Defined  Contribution  Plans ("Allied  Plans") which are made available  under a joint venture agreement between the Distributor and another  institution through which mutual funds are marketed and which allow investments in Class A Shares of designated  Delaware  Investments  Funds  ("eligible  Delaware  Investments fund shares"),  as well as shares of designated  classes of non-Delaware  Investments funds  ("eligible  non-Delaware  Investments  fund shares").  Class B Shares and
Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments and eligible  non-Delaware  Investments  fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on additional  purchases of eligible Delaware Investments fund shares. See Combined
Purchases Privilege, below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments fund shares for other eligible  Delaware  Investments fund shares or for eligible  non-Delaware  Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales  charge,  will be subject to the  applicable  sales charge if exchanged  for eligible  Delaware  Investments  fund shares to which a sales charge  applies.  No sales  charge will apply if the eligible  fund shares were  previously  acquired  through the  exchange of eligible  shares on which a sales  charge was already paid or through the  reinvestment  of  dividends.  See
Investing by Exchange.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments  fund  shares  under an Allied  Plan.  In  determining  a  financial advisor's  eligibility for a dealer's commission on net asset value purchases of eligible  Delaware  Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.  See Class A Shares, above.

     The Limited CDSC is applicable to redemptions of net asset value  purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the
Limited  CDSC,  as  described  in the  Prospectuses,  apply  to  redemptions  by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments and non-Delaware  Investments  fund shares.  When eligible
Delaware  Investments  fund  shares are  exchanged  into  eligible  non-Delaware
Investments  fund  shares,  the Limited  CDSC will be imposed at the time of the exchange,  unless the joint venture  agreement  specifies that the amount of the
Limited  CDSC will be paid by the  financial  advisor  or  selling  dealer.  See
Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
     The reduced front-end sales charges described above with respect to Class A
Shares are also applicable to the aggregate amount of purchases made by any such purchaser  previously  enumerated within a 13-month period pursuant to a written
Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow  by the  Transfer  Agent,  of 5% of the  total  amount  of Class A Shares intended to be purchased  until such  purchase is completed  within the 13-month period.  A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed.  The 13-month  period begins on the date of the earliest  purchase.  If the intended  investment  is not  completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end  sales charge  otherwise  applicable to the total shares  purchased.  If such  payment is not made  within 20 days  following  the expiration  of the  13-month  period,  the  Transfer  Agent  will  surrender  an appropriate number of the escrowed shares for redemption in order to realize the difference.  Those  purchasers  may include the value (at offering  price at the level designated in

their Letter of  Intention)  of all Classes of shares of a Fund and of the other
Delaware Investments funds previously purchased and still held as of the date of their  Letter of  Intention  toward the  completion  of such  Letter,  except as described  below.  Those  purchasers  cannot include shares that did not carry a front-end  sales  charge,  CDSC or Limited CDSC,  unless the purchaser  acquired those shares through an exchange from a Delaware Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of  Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without completing another Letter of Intention) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other
Delaware Investments Funds which offer corresponding  classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
     When you determine the availability of the reduced  front-end sales charges on Class A Shares, you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware
Investments Funds. In addition,  if you are an investment advisory client of the
Manager's  affiliates  you may include  assets held in a stable value account in the total amount.  However,  you cannot  include  mutual fund shares that do not carry a front-end sales charge,  CDSC or Limited CDSC, unless you acquired those shares  through an exchange  from a Delaware  Investments  Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
     When you determine the availability of the reduced  front-end sales charges on Class A Shares, you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware
Investments  Funds.  However,  you cannot include mutual fund shares that do not carry a front-end sales charge,  CDSC or Limited CDSC, unless you acquired those shares  through an exchange  from a Delaware  Investments  Fund that did carry a front-end  sales  charge,  CDSC or  Limited  CDSC.  If,  for  example,  any such purchaser has previously  purchased and still holds Class A Shares and/or shares of any other of the classes  described in the previous  sentence with a value of
$40,000  and  subsequently  purchases  $10,000 at offering  price of  additional shares of Class A Shares,  the charge  applicable to the $10,000  purchase would currently be 5.75%.  For the purpose of this  calculation,  the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased  simultaneously  with the current purchase.  Investors should refer to the table of sales  charges for Class A Shares to determine  the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
     Holders  of  Class A  Shares  and  Class  B  Shares  of a Fund  (and of the
Institutional  Class holding shares which were acquired through an exchange from one of the other  Delaware  Investments  Funds  offered  with a front-end  sales charge)  who redeem such  shares  have one year from the date of  redemption  to reinvest all or part of their

redemption proceeds in the same Class of the Fund or in the same Class of any of the  other  Delaware  Investments  Funds.  In the  case of Class A  Shares,  the reinvestment  will not be assessed a front-end  sales  charge and in the case of
Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment  privilege does not extend to
Class A Shares where the  redemption  of the shares  triggered  the payment of a
Limited CDSC. Persons investing redemption proceeds from direct investments in a
Delaware  Investments  Fund,  offered  without a front-end  sales charge will be required to pay the applicable sales charge when purchasing Class A Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next  determined  after  receipt of  remittance.  In the case of
Class B Shares, the time that the previous  investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed to a fund in which the  investor  does not then have an account will be treated like all other  initial  purchases of the fund's
shares.  Consequently,   an  investor  should  obtain  and  read  carefully  the
prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as each  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

Group Investment Plans
     Group  Investment  Plans which are not  eligible to purchase  shares of the
Institutional  Class may also benefit from the reduced  front-end  sales charges for investments in Class A Shares described in the Prospectuses,  based on total plan  assets.  If a company  has more than one plan  investing  in the  Delaware
Investments  Funds, then the total amount invested in all plans would be used in determining the applicable  front-end sales charge reduction upon each purchase, both  initial  and  subsequent,  upon  notification  to the  Fund in  which  the investment  is  being  made  at  the  time  of  each  such  purchase.  Employees participating  in such Group  Investment  Plans may also combine the investments made in their plan account  when  determining  the  applicable  front-end  sales charge on purchases to  non-retirement  Delaware  Investments  Funds' investment accounts if they so notify the Fund in which they are  investing  in  connection with each  purchase.  See  Retirement  Plans in this Part B for the Fund Classes under Investment Plans for information about Retirement Plans.

     The Limited CDSC is generally  applicable to any  redemptions  of net asset value  purchases made on behalf of a group  retirement  plan on which a dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal of the entire plan from a Delaware  Investments  Fund. See Contingent
Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
Asset Value under  Redemption and Exchange in this Part B.  Notwithstanding  the foregoing,  the Limited  CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in  connection  with  redemptions  by certain group defined contribution  retirement plans that purchase shares through a retirement plan alliance  program which requires that shares will be available at net asset value, provided that RFS either was the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance  program that specifies that the Limited CDSC will be waived.

Class R Shares
     Class  R  Shares   generally  are  available  only  to  (i)  qualified  and
non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10 million or less;  and (ii) to  individual  retirement  account
("IRA")  rollovers  from plans  maintained on Delaware  Investments'  retirement recordkeeping  system  or  BISYS's  retirement  record-keeping  system  that are offering R Class shares to participants.

Institutional Classes
     The Institutional Class of each Fund is available for purchase only by: (a)
retirement  plans  introduced by persons not associated  with brokers or dealers that are primarily engaged in the retail  securities  business and rollover IRAs from such plans;  (b)  tax-exempt  employee  benefit plans of the Manager or its affiliates  and  securities  dealer  firms  with a  selling  agreement  with the
Distributor;   (c)  institutional  advisory  accounts  of  the  Manager  or  its affiliates  and those  having  client  relationships  with  Delaware  Investment
Advisers,  another series of Delaware Management Business Trust, an affiliate of the Manager,  or its other affiliates and their corporate  sponsors,  as well as subsidiaries  and related  employee  benefit  plans and rollover  IRAs from such institutional advisory accounts; (d) a bank, trust company and similar financial institution  investing  for its own  account  or for the  account  of its  trust
customers  for  whom  such  financial   institution  is  exercising   investment
discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (e)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory services; (f) certain plans qualified under Section 529 of the Code for which the  Transfer  Agent,  the  Distributor,  or the Manager or one or more of their affiliates provide record keeping, administrative,  investment management, marketing, distribution or similar services ("Eligible 529 Plans"); (g) programs sponsored by financial  intermediaries  where such programs require the purchase of Institutional  Class shares; and (h) until April 1, 2006,  investors who were formerly  shareholders  of "I"  shares  (or a similar  class of  shares  that is limited to certain  institutional or high net worth investors and does not carry a sales charge or Rule 12b-1 fee) of another fund that was managed by investment professionals  who are  currently  portfolio  managers  at  Delaware  Management
Company.

     Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class of the  Delaware  Growth  Opportunities  Fund in which an investor  has an account  (based on the net asset value in effect on the  reinvestment  date) and will be credited to the  shareholder's  account on that date.  All dividends and distributions of the Institutional  Classes of each Fund and the Fund Classes of the Delaware Large Cap Growth Fund are reinvested in the accounts of the holders of such  shares  (based  on the net asset  value in  effect on the  reinvestment date). A confirmation of each dividend payment from net investment income and of distributions  from  realized  securities  profits,  if any,  will be  mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check or money order to the  specific
Fund and Class in which shares are being purchased.  Such purchases,  which must meet the minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering  price,  and for Class B Shares,  Class C Shares,  Class R Shares and Institutional  Class at
the net asset value, at the end of the day of receipt.  A reinvestment  plan may be  terminated  at any  time.  This plan does not  assure a profit  nor  protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Class A Shares, Class B Shares,
Class C Shares and Class R Shares may  automatically  reinvest  dividends and/or distributions in any of the Delaware Investments Funds,  including the Funds, in states where their  shares may be sold.  Such  investments  will be at net asset value at the close of business on the  reinvestment  date without any  front-end sales charge or service fee. The  shareholder  must notify the Transfer Agent in writing  and must  have  established  an  account  in the fund  into  which  the dividends and/or distributions are to be invested.  Any reinvestment directed to a fund in which the investor  does not then have an account will be treated like all other initial purchases of the fund shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.  The prospectus  contains more complete information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other Delaware  Investments funds may be invested in shares of a Fund,  provided an  account  has been  established.  Dividends  from  Class A Shares  may not be directed  to Class B Shares,  Class C Shares or Class R Shares.  Dividends  from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another  Delaware  Investments  Fund,  you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service
Center for more  information.  All exchanges are subject to the  eligibility and
minimum  purchase  requirements  set  forth  in  each  Fund's  prospectus.   See
Redemption and Exchange in this Part B for more complete information  concerning your exchange privileges.

     Holders  of Class A  Shares  of a Fund  may  exchange  all or part of their shares for certain of the shares of other Delaware Investments Funds,  including other  Class A Shares,  but may not  exchange  their  Class A Shares for Class B
Shares,  Class C Shares  or Class R Shares  of a Fund or of any  other  Delaware
Investments Fund.  Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares  only into Class B Shares of other  Delaware
Investments funds. Similarly,  holders of Class C Shares of a Fund are permitted to  exchange  all or part of their  Class C Shares  only into  Class C Shares of other Delaware Investments Funds. Class B Shares of a Fund and Class C Shares of
a Fund  acquired by exchange will continue to carry the CDSC and, in the case of
Class B Shares,  the  automatic  conversion  schedule of the fund from which the exchange  is made.  The holding  period of Class B Shares of a Fund  acquired by exchange will be added to that of the shares that were exchanged for purposes of determining  the time of the  automatic  conversion  into  Class A Shares of the
Fund.  Holders of Class R Shares of the Fund are  permitted  to exchange  all or part of their  Class R  Shares  only  into  Class R  Shares  of  other  Delaware
Investments Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.

     Permissible  exchanges into Class A Shares of a Fund will be made without a front-end sales charge,  except for exchanges of shares that were not previously subject to a front-end  sales charge  (unless such shares were acquired  through the  reinvestment  of dividends).  Permissible  exchanges into Class B Shares or
Class C Shares of each Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

     The following  limitation on exchanges  applies only to those investors who were formerly  shareholders  of "I" shares (or a similar class of shares that is limited to certain  institutional or high net worth investors and does not carry a sales charge or Rule 12b-1 fee) of another fund that was managed by investment professionals who are

currently  portfolio  managers at Delaware  Management Company and who purchased their shares on or before  April 1, 2006.  These  investors  may exchange all or part of their  institutional  shares of Delaware  Large Cap Growth Fund only for shares  of the  same  class  in  another  Delaware  Investments  Fund  that  are specifically available for purchase by these individuals as stated in the Fund's
Prospectus.

Investing proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially  similar class of the Delaware  Investments  Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Fund within the  Delaware  Investments  Funds rather than  transferred  from the
Eligible  529  Plan,  as  described  under  "INVESTMENT  PLANS  -  Investing  by
Exchange." The treatment of your  redemption  proceeds from an Eligible 529 Plan described  in this  paragraph  does  not  apply if you  take  possession  of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly).  Similar  benefits may also be extended to direct  transfers from a  substantially  similar class of the Delaware  Investments  Funds into an
Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct  Deposit  Purchase  Plan--Investors  may  arrange for either Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class
R Shares, through an agent bank,  preauthorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates lost, stolen and delayed checks.

     Automatic Investing  Plan--Shareholders  of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways. (1) If the  shareholder's  bank is a member of the National
Automated  Clearing House  Association  ("NACHA"),  the amount of the investment will be  electronically  deducted  from his or her  account by  Electronic  Fund
Transfer ("EFT").  The shareholder's  checking account will reflect a debit each month at a  specified  date  although  no  check is  required  to  initiate  the transaction.  (2) If the shareholder's bank is not a member of NACHA, deductions will be made by  preauthorized  checks,  known as  Depository  Transfer  Checks.
Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Initial  investments  under  the  Direct  Deposit  Purchase  Plan  and  the
Automatic  Investing  Plan must be for $250 or more and  subsequent  investments under such plans must be for $25 or more. An investor  wishing to take advantage of either  service must complete an  authorization  form.  Either service can be discontinued  by the  shareholder at any time without  penalty by giving written notice.

     Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the  shareholder's  account after such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation,  a Fund may liquidate  sufficient  shares  from a  shareholder's  account to  reimburse  the government or the private source. In the event there are insufficient  shares in the shareholder's account, the shareholder is expected to reimburse a Fund.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund  accounts.  A Fund will  accept  these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund Class shares by phone using  MoneyLine(SM)  On Demand.  When you authorize a Fund to accept such requests from you or your investment  dealer,  funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m.,  Eastern Time.  There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware Investments Funds. Shareholders of the Fund Classes may elect to invest in one or more of the  other  Delaware  Investments  Funds  through  the  Wealth
Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive  the  automatic  investment,  such new account must meet the minimum  initial  purchase  requirements  described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account  and  invested  automatically  into other  Delaware  Investments  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering price or net asset value,  as  applicable,  of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program.  See  Redemption and Exchange in this Part B for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in
Wealth  Builder  at any time by giving  written  notice  to the fund from  which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation  Plans.  This option also is not available to  shareholders  of the
Institutional Class.

Asset Planner

     To invest in  Delaware  Investments  Funds  using the Asset  Planner  asset allocation  service,  you should complete an Asset Planner Account  Registration
Form,  which is available  only from a financial  advisor or investment  dealer.
Effective  September 1, 1997,  the Asset  Planner  Service is only  available to financial advisors or

investment  dealers who have  previously  used this  service.  The Asset Planner service offers a choice of four predesigned  asset  allocation  strategies (each with a different  risk/reward profile) in predetermined  percentages in Delaware
Investments Funds. With the help of a financial  advisor,  you may also design a customized asset allocation strategy.

     The sales  charge on an  investment  through the Asset  Planner  service is determined by the  individual  sales charges of the  underlying  funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware
Investments  Funds'  accounts into the Asset Planner  service may be made at net asset value under the circumstances  described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per
Strategy is $2,000;  subsequent  investments  must be at least $100.  Individual fund minimums do not apply to investments  made using the Asset Planner service.
Class A,  Class B, Class C and Class R Shares are  available  through  the Asset
Planner service. Generally, only shares within the same class may be used within the  same  Strategy.  However,  Class A Shares  of a Fund and of other  Delaware
Investments  Funds may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments Funds.

     An annual maintenance fee,  currently $35 per Strategy,  is due at the time of initial  investment  and by September 30 of each  subsequent  year.  The fee,
payable  to  the  Transfer   Agent  to  defray  extra  costs   associated   with
administering the Asset Planner service, will be deducted automatically from one of the funds  within your Asset  Planner  account if not paid by  September  30.
However,  effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual  IRA fee of $15 per  Social  Security  number.  Investors  will receive a customized  quarterly  Strategy  Report  summarizing all Asset Planner
investment   performance   and  account   activity   during  the  prior  period.
Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

     Certain shareholder services are not available to investors using the Asset
Planner  service,   due  to  its  special  design.   These  include   Delaphone,
Checkwriting,   Wealth  Builder  Option  and  Letter  of  Intention.  Systematic
Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans.  Delaware  Investments  offers a full spectrum of retirement plans, which are described below.

     Among the retirement plans that Delaware Investments offers, Class B Shares are available only to IRAs, SIMPLE IRAs, Roth IRAs,  Coverdell Education Savings
Accounts,   Simplified  Employee  Pension  Plans,  Salary  Reduction  Simplified
Employee Pension Plans, and 403(b)(7) and 457 Deferred  Compensation  Plans. The
CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.
The Prospectuses for the Funds' Class A, B, C and R Shares includes  information on the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$250,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional  Classes,  above. For additional information on any of the plans and Delaware  Investments'  retirement services,  call the Shareholder
Service Center telephone number.

     It is advisable for an investor considering any one of the retirement plans described  below  to  consult  with  an  attorney,  accountant  or  a  qualified retirement plan consultant.  For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

     Taxable  distributions  from the retirement  plans  described  below may be subject to withholding. Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
     Prototype Plans are available for self-employed individuals,  partnerships, corporations  and other  eligible  forms of  organizations.  These  plans can be maintained as Section  401(k),  profit sharing or money purchase  pension plans.
Contributions may be invested only in Class A Shares, Class C Shares and Class R
Shares.

IRAs
     A document is available for an individual who wants to establish an IRA and make  contributions  which  may be  tax-deductible,  even if the  individual  is
already  participating  in  an  employer-sponsored   retirement  plan.  Even  if
contributions are not deductible for tax purposes,  as indicated below, earnings will be  tax-deferred.  In addition,  an individual  may make  contributions  on behalf of a spouse who has no compensation for the year; however,  participation may be restricted based on certain income limits.

IRA Disclosures
     Individuals  have  five  types  of  tax-favored  IRA  accounts  that can be
utilized   depending  on  the  individual's   circumstances:   deductible  IRAs;
non-deductible IRAs; conduit (rollover) IRAs; Roth IRAs; and Coverdell Education
Savings Accounts.

Deductible and Non-deductible IRAs
     An  individual  can  contribute  up to  $4,000  to his or her IRA each year through  2007.  Contributions  may or may not be deductible  depending  upon the taxpayer's  adjusted gross income ("AGI"),  not counting any IRA deduction,  and whether  the  taxpayer  is  an  active  participant  in  an  employer  sponsored retirement plan.

     In June of 2001 The Economic  Growth and Tax-Relief  Reconciliation  Act of
2001  was  signed  into  law  and  makes  significant   changes  to  the  annual
contribution limits. The current amount of $4,000 in 2006 will rise to $5,000 in
2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the  calendar  year  will be  eligible  to make  additional
"catch-up" contributions of $1,000 beginning in 2006.

     The annual contribution limits through 2008 are as follows:

        Calendar Year                 Under Age 50              Age 50 and Above
          2006-2007                      $4,000                      $5,000
            2008                         $5,000                      $6,000

     Even if a  taxpayer  is an  active  participant  in an  employer  sponsored retirement  plan,  the full  $4,000  in 2006 and 2007 and  increased  limits  in subsequent  years are still  available if the taxpayer's AGI is not greater than
$50,000  ($70,000 for taxpayers filing joint returns) for tax years beginning in
2005. A partial  deduction is allowed for married  couples with AGI greater than
$70,000 and less than $80,000,  and for single individuals with AGI greater than
$50,000  and less than  $60,000.  These  income  phase-out  limits are  annually increased  until  they  reach  $80,000-$100,000  in 2007 for  joint  filers  and
$50,000-$60,000  in 2005 for single  filers.  No  deductions  are  available for contributions  to IRAs by taxpayers  whose AGI exceeds the maximum  income limit established  for  each  year  and who are  active  participants  in an  employer sponsored retirement plan.

     Taxpayers  who are not allowed  deductions on IRA  contributions  still can make  non-deductible  IRA  contributions  of as much as the annual  contribution limits and defer taxes on interest or other earnings from the IRAs.

     Under the law, a married individual is not considered an active participant in an employer sponsored  retirement plan merely because the individual's spouse is an active  participant  if the  couple's  combined  AGI is not  greater  than
$150,000.  The maximum  deductible IRA contribution for a married individual who is not an active  participant,  but whose  spouse is, is phased out for combined
AGI greater than $150,000 and less than $160,000.

Conduit (Rollover) IRAs
     Certain  individuals  who have  received  or are about to receive  eligible rollover distributions from an employer-sponsored retirement plan or another IRA may  rollover  the  distribution  tax-free to a Conduit IRA. The rollover of the eligible  distribution  must be completed  by the 60th day after  receipt of the distribution.

     A distribution  qualifies as an "eligible  rollover  distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

     (1) Substantially  equal periodic payments over the employee's life or life expectancy or the joint lives or life  expectancies  of the employee and his/her designated beneficiary;

     (2) Substantially equal installment  payments for a period certain of 10 or more years;

     (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

     (4) A  distribution  due to a  Qualified  Domestic  Relations  Order  to an
alternate payee who is not the spouse (or former spouse) of the employee; and

     (5) A distribution  of after-tax  contributions  which is not includable in income.

Roth IRAs
     A non-deductible contribution of up to $4,000 each year through 2007 can be
made  to  a  Roth  IRA,  reduced  by  any   contributions  to  a  deductible  or
nondeductible  IRA for the same year. The maximum  contribution that can be made to a Roth IRA is phased out for single  filers with AGI greater than $95,000 and less than  $110,000,  and for  couples  filing  jointly  with AGI  greater  than
$150,000 and less than  $160,000.  Qualified  distributions  from a Roth IRA are exempt from federal taxes.  Qualified  distributions  are distributions (1) made after the  five-taxable  year period  beginning  with the first taxable year for which a  contribution  was  made to a Roth  IRA and (2)  that are (a) made on or after  the  date on  which  the  individual  attains  age 59 1/2,  (b) made to a beneficiary on or after the death of the  individual,  (c)  attributable  to the individual being disabled,  or (d) for a qualified special purpose (e.g.,  first time homebuyer expenses).

     Distributions  that are not  qualified  distributions  are  tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

     Taxpayers  with AGI of $100,000 or less are eligible to convert an existing
IRA  (deductible,  nondeductible  and  conduit)  to a  Roth  IRA.  Earnings  and previously  deducted  contributions  held in the IRA are  subject  to a tax upon conversion; however, no 10% additional tax for early withdrawal would apply.

Coverdell Education Savings Accounts
     The Coverdell  Education  Savings Account (formerly an "education IRA") has been created  exclusively for the purpose of paying  qualified  higher education expenses.  The  annual  contribution  that  can  be  made  for  each  designated beneficiary is $2,000 and qualifying expenses will no longer be limited to those related to higher education.

     Elementary  (including  kindergarten)  and  secondary  public,  private  or religious  school tuition  expenses will now qualify.  The new law  specifically permits as elementary and secondary school expenses academic  tutoring,  certain computer technology; and expenses for uniforms, transportation, and extended day programs.

     The $2,000  annual  limit is in addition to the annual  contribution  limit applicable  to IRAs and Roth IRAs.  Eligible  contributions  must be in cash and made prior to the date the beneficiary  reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be  related  to  the  beneficiary,  and  there  is no  limit  on the  number  of beneficiaries for whom one contributor can establish Coverdell Education Savings
Accounts.  In addition,  multiple  Coverdell  Education  Savings Accounts can be created  for the  same  beneficiary,  however,  the  contribution  limit  of all contributions for a single beneficiary cannot exceed the annual limit.

     The $2,000  annual  contribution  limit for a Coverdell  Education  Savings
Account is phased out ratably for single  contributors with modified AGI greater than  $95,000  and less than  $110,000,  and for  couples  filing  jointly  with modified AGI of greater than $190,000 and less than $220,000.  Individuals  with modified AGI above the phase-out range are not allowed to make  contributions to a Coverdell Education Savings Account established on behalf of any individual.

     Distributions  from a Coverdell  Education  Savings  Account are excludable from gross income to the extent that the distribution  does not exceed qualified higher  education  expenses  incurred  by the  beneficiary  during  the year the distribution  is made  regardless of whether the  beneficiary  is enrolled at an eligible  educational  institution  on a  full-time,  half-time,  or  less  than half-time basis.

     Any balance remaining in a Coverdell  Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally  subject  to an  additional  10%  tax if the  distribution  is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary
to  another  Coverdell   Education   Savings  Account   benefiting  a  different
beneficiary (as well as  re-designations of the named beneficiary) is permitted, provided  that  the  new  beneficiary  is a  member  of the  family  of the  old beneficiary  and that the  transfer  or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 30.

Group IRAs or Group Roth IRAs

     A company or  association  may  establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

     Investments  generally  must be held in the IRA until age 59 1/2in order to
avoid  premature  distribution  penalties,   but  distributions  generally  must
commence no later than April 1 of the calendar year  following the year in which the  participant  reaches  age 70 1/2.  Individuals  are  entitled to revoke the account,  for any reason and  without  penalty,  by  mailing  written  notice of revocation  to Delaware  Management  Trust  Company  within seven days after the receipt  of the  IRA  Disclosure  Statement  or  within  seven  days  after  the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure  Statement,  the account may not be revoked.
Distributions  from  the  account  (except  for  the  pro-rata  portion  of  any nondeductible  contributions)  are fully taxable as ordinary  income in the year received.  Excess  contributions  removed  after the tax filing  deadline,  plus extensions, for the year in which the excess contributions were made are subject
to  a  6%  excise  tax  on  the  amount  of  excess.   Premature   distributions
(distributions made before age 59 1/2, except for death,  disability and certain other limited  circumstances)  will be subject to a 10% excise tax on the amount prematurely  distributed,  in  addition  to the  income tax  resulting  from the distribution.  For  information  concerning  the  applicability  of a CDSC  upon redemption of Class B Shares and Class C Shares,  see the  Prospectuses  for the
Fund Classes.

     Effective January 1, 1997, the 10% premature  distribution penalty will not apply to  distributions  from an IRA that are used to pay  medical  expenses  in excess of 7.5% of adjusted gross income or to pay health  insurance  premiums by an individual  who has received  unemployment  compensation  for 12  consecutive weeks. In addition,  effective January 1, 1998, the new law allows for premature distribution  without a 10% penalty if (i) the amounts are used to pay qualified higher education  expenses  (including  graduate level courses) of the taxpayer, the  taxpayer's  spouse  or any  child  or  grandchild  of the  taxpayer  or the taxpayer's  spouse,  or  (ii)  used  to pay  acquisition  costs  of a  principle residence  for the purchase of a  first-time  home by the  taxpayer,  taxpayer's spouse or any child or grandchild of the taxpayer or the  taxpayer's  spouse.  A qualified first-time homebuyer is someone who has had no ownership interest in a residence  during the past two years.  The aggregate  amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
     A SEP/IRA  may be  established  by an  employer  who  wishes  to  sponsor a tax-sheltered  retirement  program  by  making  contributions  on  behalf of all eligible  employees.  Each of the  Classes are  available  for  investment  by a
SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
     Although new SAR/SEP plans may not be established  after December 31, 1996, existing  plans may continue to be  maintained  by employers  having 25 or fewer employees.  An  employer  may  elect to make  additional  contributions  to such existing plans.

Prototype 401(k) Defined Contribution Plan
     Section 401(k) of the Code permits  employers to establish  qualified plans
based  on  salary   deferral   contributions.   Effective   January   1,   1997,
non-governmental  tax-exempt  organizations  may establish  401(k)  plans.  Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing  contributions  and/or matching  contributions with  investments  in only Class A Shares,  Class C Shares and Class R Shares or certain  other  Delaware  Investments  Funds.  Purchases  under  the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares  as set forth in the  table in the  Prospectuses  for the Fund
Classes.

Deferred  Compensation  Plan for Public  Schools  and  Non-Profit  Organizations
("403(b)(7)")
     Section  403(b)(7) of the Code permits  public  school  systems and certain non-profit  organizations to use mutual fund shares held in a custodial  account to fund deferred  compensation  arrangements  for their  employees.  A custodial account  agreement is available for those  employers who wish to purchase shares of any of the Classes in conjunction  with such an arrangement.  Purchases under the Plan may be combined for purposes of computing the reduced  front-end  sales charge  applicable  to  Class  A  Shares  as  set  forth  in  the  table  in the
Prospectuses for the Funds' Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
     Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred  compensation  plan for their employees who wish to participate.  This enables employees to defer a portion of their salaries and any federal (and possibly  state) taxes  thereon.  Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred  Compensation Plan.  Interested
investors should contact the Distributor or their  investment  dealers to obtain further  information.  Purchases  under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Funds' Classes.

SIMPLE IRA
     A SIMPLE IRA combines  many of the features of an IRA and a 401(k) Plan but is easier to administer  than a typical  401(k) Plan.  It requires  employers to make  contributions  on behalf of their employees and also has a salary deferral feature that permits  employees to defer a portion of their salary into the plan on a pre-tax  basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
     A SIMPLE 401(k) is like a regular  401(k) except that it is available  only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor  contributions,  discrimination  testing is no longer required.  Class B
Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for  purchases of Class A Shares are effected at the offering  price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund,  its  agent or  certain  other  authorized  persons.  See
Distribution and Service under Investments  Management Agreement in this Part B.
Orders for purchases of Class B Shares,  Class C Shares,  Class R Shares and the
Institutional  Classes  are  effected  at the net asset  value  per  share  next calculated by the Fund in which shares are being  purchased after receipt of the order by the Fund,  its  agent or  certain  other  authorized  persons.  Selling dealers are responsible for transmitting orders promptly.

     The offering  price for Class A Shares  consists of the net asset value per share plus any applicable sales charges.  Offering price and net asset value are computed  as of the close of  regular  trading  on the New York  Stock  Exchange
(ordinarily,  4 p.m.,  Eastern Time) on days when the Exchange is open.  The New
York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following  holidays are observed:  New Year's Day,
Martin Luther King, Jr.'s Birthday,  Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock
Exchange is closed,  the Funds will  generally be closed,  pricing  calculations will not be made and purchase and redemption orders will not be processed.

     Each  Fund's net asset  value per share is  computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities, and dividing by the number of shares outstanding.  Expenses and fees are accrued daily. In determining a Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange,  unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Options are valued at the last  reported sale price or, if no sales are reported,  at the mean between bid and asked prices. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be  converted  into U.S.  dollars  values at the mean  between  the bid and offered  quotations of such  currencies  against U.S.  dollars based on rates in effect that day.  Securities  not traded on a particular  day,  over-the-counter securities,  and government  and agency  securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60  days  are  valued  at  amortized  cost.  Debt  securities  (other  than short-term  obligations)  are valued on the basis of  valuations  provided  by a pricing  service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees.
Prices provided by a pricing service take into account  appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity,  type of issue,  trading  characteristics and other market data.
For all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The net asset  values of all  outstanding  shares of each Class of a
Fund will be computed on a pro-rata  basis for each  outstanding  share based on the proportionate  participation in that Fund represented by the value of shares of that Class.  All income earned and expenses  incurred by a Fund will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage  in the Fund  represented  by the value of  shares  of such  Classes, except that the  Institutional  Classes will not incur any of the expenses under the  Trust's  12b-1  Plans and the Class A,  Class B, Class C Shares and Class R
Shares alone will bear any 12b-1 Plan expenses  payable  under their  respective
Plans.  Due to the specific  distribution  expenses and other costs that will be allocable  to each  Class,  the net asset  value of each  Class of the  Delaware
Growth Opportunities Fund and Delaware Large Cap Growth Fund will vary.

REDEMPTION AND EXCHANGE

     You can redeem or exchange your shares in a number of different  ways.  The exchange service is useful if your investment  requirements  change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds.  This service is also useful if you are anticipating a major expenditure  and want to move a portion of your  investment into a fund that has the  checkwriting  feature.  Exchanges are subject to the  requirements  of each fund.  Further,  in order for an  exchange to be  processed,  shares of the fund being  acquired must be registered in the state where the acquiring  shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase  of  another.  The  sale  may  involve  a  capital  gain or loss to the shareholder  for federal tax  purposes.  You may want to consult your  financial advisor or investment  dealer to discuss which Delaware  Investments  Funds will best  meet  your  changing  objectives,  and the  consequences  of any  exchange transaction.  You may also call the Delaware Investments Funds directly for fund information.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the  case of a  redemption,  to any  applicable  CDSC or  Limited  CDSC.  For example,  redemption or exchange  requests received in good order after the time the  offering  price  and net  asset  value of  shares  are  determined  will be processed  on the  next  business  day.  See  the  Prospectuses.  A  shareholder submitting  a redemption  request may indicate  that he or she wishes to receive redemption  proceeds of a specific dollar amount. In the case of such a request, and in the case of certain  redemptions  from retirement  plan accounts,  a Fund will redeem the number of shares  necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable,  the Limited CDSC in the  case of Class A Shares  and  tender  to the  shareholder  the  requested amount,  assuming the shareholder  holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder  upon redemption will be reduced by the amount of the applicable
CDSC or Limited CDSC.  Redemption  proceeds  will be  distributed  promptly,  as described  below,  but not later than seven days after  receipt of a  redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds.  Exchange instructions  and  redemption  requests  must be signed by the  record  owner(s)
exactly  as the  shares  are  registered.  You may  request a  redemption  or an exchange by calling the Shareholder  Service Center at 800 523-1918.  A Fund may
suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days'
written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the net asset  value per share  computed  that day  (subject to the  applicable  CDSC or
Limited CDSC), if the repurchase  order was received by the  broker/dealer  from the  shareholder  prior to the time the  offering  price and net asset value are
determined  on  such  day.  The  selling  dealer  has  the   responsibility   of
transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary  transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other  authorized  persons (see  Distribution and Service under  Investment  Adviser and Other Service  Providers in this Part
B); provided,  however, that each commitment to mail or wire redemption proceeds by a certain  time,  as  described  below,  is  modified  by the  qualifications described in the next paragraph.

     A Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already  settled.  A
Fund will honor redemption  requests as to shares for which a check was tendered as  payment,  but the  Fund  will  not  mail or wire  the  proceeds  until it is reasonably  satisfied that the purchase check has cleared,  which may take up to
15 days from the  purchase  date.  You can  avoid  this  potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently  returned unpaid for insufficient  funds or for any other reason, a
Fund  involved  will  automatically  redeem from the  shareholder's  account the shares  purchased by the check plus any dividends  earned thereon.  Shareholders may be responsible for any losses to their Fund or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock  Exchange is closed for other than  weekends or holidays,  or trading  thereon  is  restricted  or an  emergency  exists  as a result of which disposal by a Fund of securities owned by it is not reasonably practical,  or it is not  reasonably  practical  for a Fund fairly to value its assets,  or in the event  that the SEC has  provided  for such  suspension  for the  protection  of shareholders,  a Fund may postpone payment or suspend the right of redemption or repurchase.  In  such  case,  the  shareholder  may  withdraw  the  request  for redemption  or leave it standing as a request  for  redemption  at the net asset value next determined after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in  Determining  Offering Price and Net Asset Value in this Part B. Subsequent  sale by an investor  receiving a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem  shares solely in cash up to the lesser of  $250,000  or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's  investments  is subject to changing  market  prices.
Thus, a shareholder  reselling shares to their Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased  at net asset  value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge
for Certain  Redemptions of Class A Shares Purchased at Net Asset Value,  below.
Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase;  (ii) 3.25% if shares are redeemed  during the second year after  purchase  (iii)  2.75% if shares  are  redeemed  during  the  third  year following  purchase;  (iv)  2.25% if shares are  redeemed  during the fourth and fifth years following purchase;  and (v) 1.50% if shares are redeemed during the sixth  year  following  purchase;  and (vi) 0%  thereafter.  Class C Shares  are subject  to a CDSC of 1% if shares  are  redeemed  within  12  months  following purchase. See the Prospectuses for information on the CDSC for Class B and Class
C Shares.  Except for the  applicable  CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund
Classes,  there may be a bank wire fee,  neither  the Funds nor the  Distributor charges a fee for redemptions or repurchases,  but such fees could be charged at any time in the future.

     The  Prospectuses  for  the  Funds'  Class  A,  B, C and R  shares  include information on the instances in which the CDSC is waived.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares")  for shares of other  Delaware  Investments  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders will continue to be subject to the CDSC and, in the case of Class B
Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC  assessed upon  redemption  will be charged by the fund from which the Original Shares were exchanged.  In an exchange of Class B Shares from the Funds,  a Fund's CDSC  schedule  may be higher  than the CDSC  schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original  Shares is added to the period of time that an investor  held the New Shares.  With  respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares.  Consequently,  an  investment  in New Shares by exchange may subject an investor to the higher 12b-1 fees  applicable  to Class B Shares of a
Fund for a longer period of time than if the  investment in New Shares were made directly.

Written Redemption
     You  can  write  to  your  Fund at 2005  Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the  address of record,  a Fund  requires  a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association  Medallion Program ("STAMP").  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.  A Fund may require further  documentation  from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates are issued for Class A Shares and Institutional  Class
Shares only if a shareholder  submits a specific  request.  Certificates are not issued for Class B Shares, Class C Shares or Class R Shares.

Written Exchange
     You may also write to your Fund (at 2005 Market  Street,  Philadelphia,  PA
19103-7094)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments  Fund,  subject to the same  conditions and limitations as other exchanges noted above and in the Prospectuses.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional  Class shares in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     The Telephone  Redemption - Check to Your Address of Record service and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you  notify the Fund in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither  the  Funds  nor  their  Transfer  Agent  is  responsible  for  any shareholder  loss incurred in acting upon written or telephone  instructions for redemption  or  exchange  of Fund  shares  which are  reasonably  believed to be genuine.  With  respect  to such  telephone  transactions,  a Fund  will  follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal  identification) as, if it does not,  such Fund or the  Transfer  Agent may be liable for any losses due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption -- Check to Your Address of Record
     The  Telephone  Redemption  feature  is a quick  and easy  method to redeem shares. You or your investment dealer of record can have redemption  proceeds of
$100,000 or less mailed to you at your address of record. Checks will be payable to the  shareholder(s)  of record.  Payment is normally mailed the next business day after receipt of the redemption  request.  This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption -- Proceeds to Your Bank

     Redemption   proceeds  of  $1,000  or  more  can  be  transferred  to  your predesignated  bank  account  by wire or by check.  You  should  authorize  this service  when you open your  account.  If you  change  your  predesignated  bank account,  you must  complete  an  Authorization  Form and  have  your  signature guaranteed.  For your  protection,  your  authorization  must be on file. If you request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the shareholder's  account at a bank which is not a member of the Federal  Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from
Fund Class  redemption  proceeds.  If you ask for a check,  it will  normally be mailed the next  business day after receipt of your  redemption  request to your predesignated  bank  account.  There are no  separate  fees for this  redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into  other  Delaware  Investments  Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements of a Fund.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities  market  through  frequent  transactions  in and out of
Delaware Investments Funds. Telephone exchanges may be subject to limitations as to amounts or  frequency.  The Transfer  Agent and the Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your  investment  dealer may request  redemptions  of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you authorize a Fund to accept such requests  from you or your  investment  dealer,  funds will be deposited to (for share  redemptions)  your  predesignated  bank  account.  Your  request  will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  See
MoneyLineSM On Demand under Investment Plans in this Part B.

Systematic Withdrawal Plans
     Shareholders of Class A Shares,  Class B Shares, Class C Shares and Class R
Shares who own or purchase  $5,000 or more of shares at the offering  price,  or net asset value, as applicable,  for which certificates have not been issued may establish a Systematic  Withdrawal Plan for monthly  withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific  amount of  withdrawal.  This is  particularly  useful to  shareholders living on fixed  incomes,  since it can provide them with a stable  supplemental amount.  This $5,000  minimum does not apply for a Fund's  prototype  retirement plans. Shares purchased with the initial investment and through  reinvestment of cash dividends and realized securities profits distributions will be credited to the  shareholder's  account and sufficient  full and  fractional  shares will be redeemed at the net asset value  calculated on the third  business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful  consideration of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment program in a Fund managed by the Manager must be  terminated  before a  Systematic  Withdrawal  Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement  plans or is  investing  in Delaware  Investments  Funds which do not carry a sales  charge.  Redemptions  of Class A Shares  pursuant to a Systematic
Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset  value  and a  dealer's  commission  has been paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn  in each year is less than or equal to 12% of the  account  balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.  Whether a waiver of the contingent deferred  sales  charge is available or not, the first shares to be redeemed for each  Systematic  Withdrawal  Plan  payment  will  be  those  not  subject  to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of  distributions.  See the Prospectuses for additional information on waivers of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  predesignated  bank  account  through  the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes or,  currently,  any of the Fund  Classes of  Delaware  Large Cap Growth
Fund.  Shareholders  should consult with their  financial  advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000  or more made on or after  July 1,  1998,  a
Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into  which  such  Class A Shares  are  exchanged)  according  to the  following schedule:  (1) 1.00% if shares  are  redeemed  during  the first  year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase,  if such  purchases were made at net asset value and triggered the payment by the  Distributor  of the  dealer's  commission  as  described  in the
Prospectuses.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being  redeemed or (2) the net asset value of such Class A
Shares at the time of redemption.  For purposes of this formula,  the "net asset value at the time of  purchase"  will be the net asset  value at purchase of the
Class A Shares even if those shares are later exchanged for

shares of another Delaware  Investments fund and, in the event of an exchange of
Class A Shares,  the "net asset value of such shares at the time of  redemption"
will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another Delaware Investments fund will not trigger the imposition of the Limited
CDSC at the time of such  exchange.  The period a  shareholder  owns shares into which Class A Shares are exchanged  will count towards  satisfying  the two-year holding  period.  The Limited  CDSC is assessed if such  two-year  period is not satisfied  irrespective  of whether the redemption  triggering its payment is of
Class A Shares of a Fund or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

     See the  Prospectuses  for  the  Funds'  Class  A,  B, C and R  Shares  for
additional information on CDSC waivers.

Additional Information on Waivers of Contingent Deferred Sales Charges

     As  disclosed  in the  prospectus,  certain  retirement  plans that contain certain  legacy assets may redeem shares  without  paying a CDSC.  The following plans may redeem shares without paying a CDSC:

     o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A Shares through a retirement plan alliance program  that  required  shares to be available at net asset value and
          RFS  served as the  sponsor of the  alliance  program or had a product participation  agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

     o    The redemption  must be made by any group  retirement  plan (excluding defined  benefit pension plans) that purchased Class C Shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program,  provided that (i) RFS was the sponsor of the alliance  program or had a product participation  agreement with the sponsor of the alliance  program and
          (ii)  RFS  provided   fully-bundled   retirement   plan  services  and
          maintained  participant  records  on  its  proprietary   recordkeeping
          system.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     Each  Fund  intends  to pay out all of its net  investment  income  and net realized  capital gains, if any,  annually,  usually in December.  Each class of shares  of a Fund  will  share  proportionately  in the  investment  income  and expenses of such Fund,  except that,  absent any applicable fee waiver,  Class A
Shares,  Class B Shares and Class C Shares  alone will incur  distribution  fees under their respective 12b-1 Plans.

     All  dividends and any capital gains  distributions  will be  automatically credited to the shareholder's  account in additional shares of the same class of the Fund at net asset  value  unless,  in the case of  shareholders  in the Fund
Classes of Delaware  Growth  Opportunities  Fund,  the  shareholder  requests in writing  that such  dividends  and/or  distributions  be paid in cash.  Dividend payments of $1.00 or less will be automatically  reinvested,  notwithstanding  a shareholder's  election to receive  dividends in cash.  If such a  shareholder's dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest.  A Fund may deduct from a  shareholder's  account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is  returned  by the United  States  Post  Office or the Fund is  otherwise unable to locate the shareholder or verify the  shareholder's  mailing  address.
These  costs may  include a  percentage  of the  account  when a search  company charges a percentage fee in exchange for their location services.

TAXES

     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Use of  foreign  dividends.  Foreign  dividends  designated  by a  Fund  as dividends  from  qualifying  foreign  corporations  and  subject to  taxation at long-term  capital gain rates,  may reduce the otherwise  available  foreign tax credits on your federal income tax return.  Shareholders in these  circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures  that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange losses realized on the sale of debt securities  generally are treated as ordinary  losses.  These gains when distributed are taxable to you as ordinary income,  and any losses reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period

of your  investment  in the Fund.  Taxable  Distributions  declared by a Fund in
December,  but paid in  January,  are  taxable  to you as if they  were  paid in
December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code and intends to so qualify  during the current  fiscal year.  As regulated  investment  companies,  the Funds  generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Fund's net long-term  capital gain or not to maintain the qualification of a Fund as a regulated  investment company if it determines  such a course of action to be  beneficial  to  shareholders.  If net long-term  capital  gain is  retained,  a Fund  would be taxed on the gain,  and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated  investment company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires  each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year. Each Fund intends to declare and pay these distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- A Shares only. In reporting gain or loss on the sale of your Fund  shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and

               o    You sell some or all of your original  shares within 90 days of their purchase, and

               o    You  reinvest  the sales  proceeds in the Fund or in another
                    Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  If you  are a  corporate shareholder,  a percentage of the  dividends  paid by certain Funds for the most recent fiscal year qualified for the  dividends-received  deduction.  You may be allowed to deduct these qualified  dividends,  thereby reducing the tax that you would otherwise be required to pay on these  dividends.  The  dividends-received deduction will be available only with respect to dividends

designated by a Fund as eligible for such  treatment.  All dividends  (including the  deducted  portion)  must be included in your  alternative  minimum  taxable income  calculation.  If a  Fund's  income  is  derived  primarily  from  either investments in foreign rather than domestic  securities or interest  rather than dividends,  generally none or a minimal amount of its distributions are expected to qualify for the corporate dividends-received deduction.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend  income.  These rules could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated investment company.

     Disposition of a U.S. Real Property  Interest.  In addition,  the Funds may invest in securities of  corporations or real estate  investment  trusts (REITs)
that invest in real property. The Foreign Investment in Real Property Tax Act of
1980 (FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a
U.S. real  property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRTPA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of " DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also provides  investment  management  services  to  certain  of the  other  Delaware
Investments  Funds. An affiliate of the Manager also manages private  investment accounts.  While investment  decisions of each Fund are made  independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for each Fund.
The Manager pays the salaries of all  directors,  officers and employees who are affiliated with both the Manager and the Funds.

     As of September 30, 2005,  the Manager and its affiliates  within  Delaware
Investments  were  managing in the aggregate in excess of $110 billion in assets in various institutional or separately managed, investment company and insurance accounts.

     The  Investment  Management  Agreement for the Funds is dated  December 17,
1999 and was approved by the initial shareholder on the same date. The Agreement has an initial term of two years and may be renewed only so long as such renewal and  continuance  are  specifically  approved at least  annually by the Board of
Trustees or by vote of a majority of the  outstanding  voting  securities of the
Fund,  and only if the terms and the renewal  thereof have been  approved by the vote of a majority of the  Trustees of the Trust who are not parties  thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Agreement
will terminate automatically in the event of its assignment.

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution Agreements,  the
Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative  expenses;
the investment  management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

     The Manager has elected  voluntarily to waive that portion,  if any, of the annual  management  fees  payable by  Delaware  Large Cap Growth Fund and to pay certain  expenses of the Fund to the extent  necessary  to ensure that the total operating  expenses of each Class do not exceed 0.75% (excluding any 12b-1 fees, taxes,  interest,  brokerage fees,  extraordinary expenses and certain insurance costs)  during the  commencement  of the  public  offering  of the Fund  through
January 31, 2007.

     The  annual  compensation  paid by each  Funds  for  investment  management services is equal to the  following fee rate which is based on the average daily net assets of a Fund.

------------------------------------- ------------------------------------------
Growth Opportunities Fund             0.75% on first $500 million;
                                      0.70% on next $500 million;
                                      0.65% on next $1.5 billion;
                                      0.60% on assets in excess of $2.5 billion
------------------------------------- ------------------------------------------
Large Cap Growth Fund                 0.65% on the first $500 million;
                                      0.60% on the next $500 million;
                                      0.55% on the next $1.5 billion;
                                      0.50% on assets in excess of $2.5 billion.
------------------------------------- ------------------------------------------

     Investment management fees earned, paid and waived, as applicable,  for the fiscal year ended  September 30, 2005,  2004, and 2003 with respect to each Fund were as follows:

--------------------------- ----------------- ----------------- ---------------
                                  2005               2004             2003
--------------------------- ----------------- ----------------- ---------------
Growth Opportunties Fund    $4,079,974 paid   $3,991,815 paid   $3,298,479 paid

--------------------------- ----------------- ----------------- ---------------
Large Cap Growth Fund       $502,335 earned   $345,273 earned   $177,321 earned
                            $429,961 paid     $287,069 paid     $35,082 paid
                            $72,374 waived    $58,204 waived    $142,239 waived
--------------------------- ----------------- ----------------- ---------------

Portfolio Managers

     The following chart lists certain information about types of other accounts for which the  portfolio  manager is primarily  responsible  as of September 30,
2005.

                                                                     No. of Accounts with   Total Assets in Accounts
                                                                      Performance-Based        with Performance-
                             No. of Accounts   Total Assets Managed          Fees                 Based Fees
Bassett
    Registered Investment            25            $4.4 billion               0                        $0
    Companies
    Other Pooled Investment           1            $3.5 million               0                        $0
    Vehicles(2)
    Other Accounts(1)                18            $2.1 billion               1                  $87.7 million
Bonavico
    Registered Investment             2            $119 million               0                        $0
    Companies
    Other Pooled Investment           0                 $0                    0                        $0
    Vehicles
    Other Accounts                    4             $8 million                0                        $0
Catricks
    Registered Investment            25            $4.4 billion               0                        $0
    Companies
    Other Pooled Investment           1            $3.5 million               0                        $0
    Vehicles(2)
    Other Accounts(1)                18            $2.1 billion               1                  $87.7 million
Ericksen
    Registered Investment             2            $119 million               0                        $0
    Companies
    Other Pooled Investment           0                 $0                    0                        $0
    Vehicles
    Other Accounts                    4             $8 million                0                        $0
Gladstein
    Registered Investment            25            $4.4 billion               0                        $0
    Companies
    Other Pooled Investment           1            $3.5 million               0                        $0
    Vehicles(2)
    Other Accounts(1)                18            $2.1 billion               1                  $87.7 million
Holland
    Registered Investment            25            $4.4 billion               0                        $0
    Companies
    Other Pooled Investment           1            $3.5 million               0                        $0
    Vehicles(2)
    Other Accounts(1)                18            $2.1 billion               1                  $87.7 million
Lampe
    Registered Investment            25            $4.4 billion               0                        $0
    Companies
    Other Pooled Investment           1            $3.5 million               0                        $0
    Vehicles(2)
    Other Accounts(1)                18            $2.1 billion               1                  $87.7 million
Prislin
    Registered Investment             2            $119 million               0                        $0
    Companies
    Other Pooled Investment           0                 $0                    0                        $0
    Vehicles
    Other Accounts                    3            $5.5 million               0                        $0
Todorow
    Registered Investment            25            $4.4 billion               0                        $0
    Companies
    Other Pooled Investment           1            $3.5 million               0                        $0
    Vehicles(2)
    Other Accounts(1)                18            $2.1 billion               1                  $87.7 million
Torrijos
    Registered Investment            25            $4.4 billion               0                        $0
    Companies
    Other Pooled Investment           1            $3.5 million               0                        $0
    Vehicles(2)
    Other Accounts(1)                18            $2.1 billion               1                  $87.7 million
Van Harte
    Registered Investment             2            $119 million               0                        $0
    Companies
    Other Pooled Investment           0                 $0                    0                        $0
    Vehicles
    Other Accounts                    3            $5.5 million               0                        $0
Wachs
    Registered Investment            25            $4.4 billion               0                        $0
    Companies
    Other Pooled Investment           1            $3.5 million               0                        $0
    Vehicles(2)
    Other Accounts(1)                18            $2.1 billion               1                  $87.7 million

(1)  These  accounts  include  wrap  accounts,  representing  a total  of  1,785 underlying accounts.

(2)  These  accounts  include  wrap  accounts,  representing  a total  of  2,058 underlying accounts.

     Information  is  presented  as of April 15,  2005 for Van Harte,  Bonavico,
Prislin and Ericksen and as of August 15, 2005 for Bassett, Catricks, Gladstein,
Holland, Lampe, Todorow, Torrijos and Wachs.

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ.  For  example,  one account or Fund may be selling a security,  while  another  account or Fund may be purchasing or holding the same security.  As a result,  transactions  executed for one account and Fund may adversely  affect the value of securities held by another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts and
Funds for which the investment would be suitable may not be able to participate.
Delaware has adopted procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain  conflicts of interest.  While  Delaware's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

     Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     BASE SALARY - Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     In addition, each team member is entitled to certain payments in the nature of reimbursement payable in three installments.

     BONUS - Each named portfolio  manager is eligible to receive an annual cash bonus,  which is based upon quantitative and qualitative  factors.  Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk.  The total  amount  available  for payment of bonuses is based on the revenues associated with the products managed by the Focus  Growth  Team.  The amount of this "bonus  pool" is  determined  by taking a pre-determined  percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

     Various  members of the team have the ability to earn a  percentage  of the bonus pool with the most senior  contributors having the largest share. The pool is allotted based on subjective  factors (50%) and objective  factors (50%). The subjective  portion  of the  pool  is  allocated  to  team  members  within  the discretion  of senior  management.  There is a minimum  guaranteed  fixed payout amount  associated  with this portion of the pool for the years ending  December
31, 2005 and December 31, 2006.

     The  allocation of the  remaining  50% of the pool is based upon  objective factors.  Performance is measured as a result of the team's standing relative to a large cap growth  composite  of a  nationally  recognized  publicly  available database,  for five  successive  calendar  years.  Performance  rankings  are in quartiles as follows: top decile, top quartile,  second quartile, third quartile and bottom quartile.  An average is taken of the five year relative  performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete  payout of the "objective" portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100%
in the years that follow, in the discretion of senior management.

     Individual   allocations   of  the  bonus  pool  are  based  on  individual
performance measurements, both objective and subjective, as determined by senior management.

     In addition,  there is a potential one-time value creation payment that may be allocated on or about  December 31, 2009 to the extent the value added by the team exceeds the relative  value of their  holdings in the Delaware  Investments
U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation  arrangement.  The value creation payment, if any, would be paid out to individual  team members in  proportion to the shares  granted to that team member under the Plan.

     Each named  portfolio  manager is eligible to receive an annual cash bonus.
The amount available in the bonus pool is based on the management  team's assets under  management  minus any expenses  associated  with  product and  investment management team. Certain portfolio  managers may receive a guaranteed  quarterly payment  of a portion  of this  bonus.  The  distribution  of the bonus  pool to individual team members is determined within the discretion of Delaware.

     DEFERRED  COMPENSATION  - Each  named  portfolio  manager  is  eligible  to participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     STOCK OPTION INCENTIVE  PLAN/EQUITY  COMPENSATION PLAN - Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or  "performance  shares",  in Lincoln
National  Corporation.  Delaware Investments U.S., Inc., is an indirect,  wholly owned  subsidiary of Delaware  Management  Holdings,  Inc.  Delaware  Management
Holdings,  Inc.,  is in turn a wholly  owned,  indirect  subsidiary  of  Lincoln
National Corporation.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to  provide  certain  Delaware  investment  personnel  with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded from time to time by the  investment  manager in its full  discretion.  Option  awards may be based in part on  seniority.  The fair  market  value of the shares is  normally determined  as of each June 30 and December 31.  Shares issued upon the exercise of such  options  must be held for six months and one day,  after which time the shareholder  may put them back to the issuer or the  shares  may be called  back from the shareholder.

     There is a contractual minimum number of options available for distribution to Focus Growth Team members for the years 2005-2009.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     OTHER  COMPENSATION  - Portfolio  managers may also  participate in benefit plans and programs available generally to all employees.

     Ownership of Securities
     As of September 30, 2005, the portfolio  managers of the Delaware Large Cap
Growth  Fund did not own any shares of that Fund and the  portfolio  managers of
Delaware Growth Opportunities Fund owned shares of that Fund as set forth below:

------------------------------- ----------------------------------
Name                                     Dollar Range
------------------------------- ----------------------------------
Marshall T. Bassett                    $50,001-$100,000
------------------------------- ----------------------------------
Steven G. Catricks                           none
------------------------------- ----------------------------------
Barry S. Gladstein                     $10,001-$50,000
------------------------------- ----------------------------------
Christopher M. Holland                 $10,001-$50,000
------------------------------- ----------------------------------
Steven T. Lampe                        $10,001-$50,000
------------------------------- ----------------------------------
Matthew Todorow                              none
------------------------------- ----------------------------------
Rudy D. Torrijos III                         none
------------------------------- ----------------------------------
Lori P. Wachs                          $100,001-$500,000
------------------------------- ----------------------------------

Proxy Voting

     The Funds have  formally  delegated  to the Manager the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Funds. One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on  behalf of the Funds and the  Manager's  other  clients  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Funds, ISS will create a record of the vote. Information,  if any, regarding how the Funds voted proxies  relating to portfolio  securities  during the most recent  12-month  period ended June 30 is available  without charge (i)
through  the  Funds'  Web site at  www.delawareinvestments.com;  and (ii) on the
SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to require  a  supermajority  shareholder  vote;  (iii)  generally  vote  for  debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved;  (iv) votes on mergers and  acquisitions  should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior  voting rights;  (vi) generally vote for proposals to authorize  preferred  stock in cases  where the  company  specifies  the voting, dividend,  conversion,  and  other  rights  of such  stock  and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute  open-market  share  repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the  level of  greenhouse  gas  emissions  from  the  company's  operations  and products;  and (x)  generally  vote for  proposals  asking  for a report  on the feasibility of labeling products containing genetically modified ingredients.

     Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

Distribution and Service
     The Distributor,  which is located at 2005 Market Street, Philadelphia,  PA
19103-7094, serves as the national distributor of each Fund's shares and for the other Delaware Investments Funds. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares,  Class B Shares, Class C Shares and Class
R Shares under their respective 12b-1 Plans.

     The Distributor  received net commissions from each Fund on behalf of Class
A Shares, after re-allowances to dealers, as follows:

--------------------------------------------------------------------------------
                       Delaware Growth Opportunities Fund
----------------------- ------------------ ------------------- -----------------
                                                 Total
                            Amounts             Amount of              Net
                           Reallowed          Underwriting         Commission
Fiscal Year Ended          to Dealers          Commission        to Distributor
----------------------- ------------------ ------------------- -----------------
September 30, 2005         $156,014             $184,799            $28,785
----------------------- ------------------ ------------------- -----------------
September 30, 2004         $205,845             $242,343            $36,498
----------------------- ------------------ ------------------- -----------------
September 30, 2003          298,708              268,720             29,988
----------------------- ------------------ ------------------- -----------------

--------------------------------------------------------------------------------
                         Delaware Large Cap Growth Fund
----------------------- ------------------ ------------------- -----------------
                                                 Total
                            Amounts             Amount of              Net
                           Reallowed          Underwriting         Commission
Fiscal Year Ended          to Dealers          Commission        to Distributor
----------------------- ------------------ ------------------- -----------------
September 30, 2005           $9,867              $11,645             $1,778
----------------------- ------------------ ------------------- -----------------
September 30, 2004          $10,844              $12,805             $1,960
----------------------- ------------------ ------------------- -----------------
September 30, 2003          $10,846               $9,123             $1,723
----------------------- ------------------ ------------------- -----------------

     The  Distributor  received  contingent  deferred sales charge payments with respect to each Fund as follows:

--------------------------------------------------------------------------------
Fiscal Year Ended               Contingent Deferred Sales Charge Payments
------------------------- ------------------ ------------------- ---------------
                           Delaware Growth    Delaware Growth    Delaware Growth
                            Opportunities      Opportunities      Opportunities
                             Fund A Class       Fund B Class      Fund C Class
------------------------ ------------------ ------------------- ----------------
September 30, 2005               $17             $47,132               $530
------------------------ ------------------ ------------------- ----------------
September 30, 2004               $---            $51,419             $1,952
------------------------ ------------------ ------------------- ----------------
September 30, 2003                ---            $64,314             $1,174
------------------------ ------------------ ------------------- ----------------

--------------------------------------------------------------------------------
Fiscal Year Ended               Contingent Deferred Sales Charge Payments
------------------------ ------------------ ------------------- ----------------
                         Delaware Large Cap   Delaware Large       Delaware
                            Growth Fund       Cap Growth Fund      Large Cap
                              A Class             B Class         Growth Fund
                                                                   C Class
------------------------ ------------------ ------------------- ----------------
September 30, 2005               $116             $3,396              $21
------------------------ ------------------ ------------------- ----------------
September 30, 2004               $---             $1,692              $24
------------------------ ------------------ ------------------- ----------------
September 30, 2003               $---              $---                $8
------------------------ ------------------ ------------------- ----------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Trust's sub-distributor  pursuant to a Second Amended and Restated
Financial  Intermediary  Distribution  Agreement  with the  Distributor.  LFD is
primarily   responsible   for  promoting   the  sale  of  Fund  shares   through
broker/dealers,   financial   advisors   and  other   financial   intermediaries
(collectively,  "Financial  Intermediaries").  The  address of LFD is 350 Church
Street,  Hartford, CT 06103. For its services,  LFD receives a one-time fee from the  Distributor  with  respect to each sale of Fund  shares  through  Financial
Intermediaries  equal to a percentage of the net asset value of such shares. The rate of  compensation  paid to LFD for each sale of Fund shares for any calendar year is tied to the  aggregate  value of sales made by LFD during such  calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware VIP Trust sold through the products for which LFD acts as a  wholesaler;  and (iii) wrap separate  account  products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler
Products") according to the following schedule:

   ----------------------------------- -----------------------------------
                                            Compensation Paid to LFD
   Aggregate Value of Wholesaler        (% of NAV of Fund shares sold by
   Product Sales in Calendar Year                     LFD)
   ----------------------------------- -----------------------------------
   $3.75 billion or less                              .45%
   ----------------------------------- -----------------------------------
   More than $3.75 billion, but less                  .50%
   than $4.5 billion
   ----------------------------------- -----------------------------------
   $4.5 billion and above                             .55%
   ----------------------------------- -----------------------------------

     In addition to the  non-recurring fee discussed above, the Distributor pays
LFD a continuing  fee at the annual rate of .04% of the average daily net assets of shares of the Delaware  Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

     The fees associated  with LFD's services to the Fund are borne  exclusively by the Distributor and not by the Fund.

Transfer Agent and Investment Accounting
     Delaware  Service   Company,   Inc.  is  located  at  2005  Market  Street,
Philadelphia,  PA 19103-7094. It is an affiliate of the Manager and an indirect, wholly owned subsidiary of Delaware  Management  Holdings,  Inc. As the Transfer
Agent, it serves as the shareholder servicing,  dividend disbursing and transfer agent for the  Funds and for other  Delaware  Investments  Funds  pursuant  to a
Shareholders  Services  Agreement dated December 17, 1999. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $23.10 per annum for each open and closed account on the their records and each account held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis.  These charges are assessed monthly on a pro rata basis and  determined by using the number of accounts  maintained as of the  last  calendar  day of each  month.  Compensation  is fixed  each  year and approved by the Board of  Trustees,  including  a majority of the  disinterested
Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption  orders on the behalf of the Fund. For purposes of pricing,  the Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.  Investors  may be charged a fee when  effecting  transactions  through a broker or agent.

     Delaware Service  Company,  Inc. also provides  accounting  services to the
Funds and the other  Delaware  Investments  Funds  pursuant  to a separate  Fund
Accounting Agreement. Those services include performing all functions related to calculating  the Funds' net asset value and providing  all  financial  reporting services,  regulatory  compliance testing and other related accounting services.
For its services,  Delaware Service  Company,  Inc. is paid a fee based on total assets of all Delaware  Investments  Funds for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the  complex for which  Delaware  Service  Company,  Inc.  furnishes  accounting services.  The fees are charged to the Funds and the other Delaware  Investments
Funds on an aggregate pro rata basis.  The  asset-based  fee payable to Delaware
Service Company,  Inc. is subject to a minimum fee calculation based on the type and number of classes per Delaware Investments Fund.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245,  is custodian of the Fund's  securities  and cash.  As custodian  for the
Fund, JPMorgan maintains a separate account or accounts for the Fund;  receives, holds and releases  portfolio  securities  on account of the Fund;  receives and disburses  money on behalf of the Fund;  and collects  and  receives  income and other payments and distributions on account of the Fund's portfolio securities.

Code of Ethics
     The  Delaware  Investments  Funds,  the  Manager  and  the  Distributor  in
compliance  with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which  govern  personal  securities  transactions.  Under the  Codes of  Ethics, persons  subject to the Codes are  permitted  to engage in  personal  securities transactions,  including  securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the  applicable  Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

OFFICERS AND TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments  Funds.  As of December 31,
2005, the Trust's  officers and Trustees  owned less than 1% of the  outstanding shares of each class of the Delaware  Large Cap Growth Fund and of each class of the Delaware Growth  Opportunities Fund, with the exception of the Institutional
Class.  As of December 31, 2005,  the  officers  owned 6.41% of the  outstanding shares of the Institutional Class of the Delaware Growth Opportunities Fund. The
Trust's  Trustees and  principal  officers are noted below along with their ages and their business experience for the past five years.

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
                                                                                           Number of
                                                                                         Portfolios in          Other
                                                                                          Fund Complex      Directorships
                                                                                          Overseen by     Held by Trustee/
Name, Address and   Position(s) Held    Length of Time      Principal Occupation(s)     Trustee/Director     Director or
Birthdate             with Fund(s)          Served            During Past 5 Years          or Officer          Officer
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Interested Trustees
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Jude T.                 Chairman,         5 Years -         Since August 2000, Mr.             87               None
Driscoll(2)         President, Chief      Executive         Driscoll has served in
2005 Market Street      Executive          Officer       various executive capacities
Philadelphia, PA       Officer and                           at different times at
19103                    Trustee           1 Year -         Delaware Investments(1)
                                           Trustee
March 10, 1963

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Independent Trustees
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Thomas L. Bennett        Trustee        Since March 23,       Private Investor -               87               None
2005 Market Street                           2005           (March 2004 - Present)
Philadelphia, PA
19103                                                        Investment Manager -
                                                             Morgan Stanley & Co.
October 4, 1947                                           (January 1984 - March 2004)

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
John A. Fry              Trustee           4 Years                 President -                 87            Director -
2005 Market Street                                        Franklin & Marshall College                     Community Health
Philadelphia, PA                                             (June 2002 - Present)                             Systems
19103
                                                          Executive Vice President -
May 28, 1960                                              University of Pennsylvania
                                                           (April 1995 - June 2002)

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Anthony D. Knerr         Trustee           12 Years       Founder/Managing Director -          87               None
2005 Market Street                                        Anthony Knerr & Associates
Philadelphia, PA                                            (Strategic Consulting)
19103                                                          (1990 - Present)

December 7, 1938

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Lucinda S.               Trustee        Since March 23,    Chief Financial Officer -           87               None
Landreth                                     2005              Assurant, Inc.
2005 Market Street                                              (Insurance)
Philadelphia, PA                                               (2002 - 2004)
19103
                                                          Chief Investment Officer-
June 24, 1947                                                   Fortis, Inc.
                                                           (Mutual Fund Insurance)
                                                                (1997-2001)
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Independent Trustees (continued)
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Ann R. Leven             Trustee           16 Years           Retired since 1999               87           Director and
2005 Market Street                                          Treasurer/Chief Fiscal                         Audit Committee
Philadelphia, PA                                          Officer - National Gallery                        Chairperson -
19103                                                               of Art                                   Andy Warhol
                                                                 (1994 - 1999)                               Foundation
November 1, 1940
                                                                                                            Director and
                                                                                                           Audit Committee
                                                                                                              Member -
                                                                                                            Systemax Inc.

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Thomas F. Madison        Trustee           11 Years        President/Chief Executive           87            Director -
2005 Market Street                                       Officer - MLM Partners, Inc.                       Banner Health
Philadelphia, PA                                          (Small Business Investing &
19103                                                             Consulting)                                Director -
                                                           (January 1993 - Present)                         Center Point
February 25, 1936                                                                                              Energy

                                                                                                            Director and
                                                                                                           Audit Committee
                                                                                                              Member -
                                                                                                            Digital River
                                                                                                                Inc.

                                                                                                            Director and
                                                                                                           Audit Committee
                                                                                                              Member -
                                                                                                               Rimage
                                                                                                             Corporation

                                                                                                             Director -
                                                                                                               Valmont
                                                                                                          Industries, Inc.

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
                                                                                           Number of
                                                                                         Portfolios in          Other
                                                                                          Fund Complex      Directorships
                                                                                          Overseen by     Held by Trustee/
Name, Address and   Position(s) Held    Length of Time      Principal Occupation(s)     Trustee/Director     Director or
Birthdate             with Fund(s)          Served            During Past 5 Years          or Officer          Officer
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Interested Trustees
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Janet L. Yeomans         Trustee           6 Years               Vice President                87               None
2005 Market Street                                          (January 2003 - Present)
Philadelphia, PA                                                 and Treasurer
19103                                                       (January 2006 - Present)
July 31, 1948                                                    3M Corporation

                                                         Ms. Yeomans has held various
                                                          management positions at 3M
                                                            Corporation since 1983.

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
J. Richard Zecher        Trustee       Since March 23,             Founder -                   87           Director and
2005 Market Street                           2005             Investor Analytics                           Audit Committee
Philadelphia, PA                                               (Risk Management)                              Member -
19103                                                        (May 1999 - Present)                             Investor
                                                                                                              Analytics
July 3, 1940
                                                                                                            Director and
                                                                                                           Audit Committee
                                                                                                              Member -
                                                                                                            Oxigene, Inc.

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Officers
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Michael P. Bishof      Senior Vice     Chief Financial     Mr. Bishof has served in            87               None(3)
2005 Market Street    President and     Officer since    various executive capacities
Philadelphia, PA     Chief Financial     February 17,        at different times at
19103                    Officer             2005            Delaware Investments

August 18, 1962

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
David F. Connor      Vice President,    Since October      Mr. Connor has served as            87               None(3)
2005 Market Street   Deputy General        25, 2005        Vice President and Deputy
Philadelphia, PA       Counsel and                        General Counsel of Delaware
19103                   Secretary                           Investments since 2000.

December 2, 1963

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------

------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
                                                                                           Number of
                                                                                         Portfolios in          Other
                                                                                          Fund Complex      Directorships
                                                                                          Overseen by     Held by Trustee/
Name, Address and   Position(s) Held    Length of Time      Principal Occupation(s)     Trustee/Director     Director or
Birthdate             with Fund(s)          Served            During Past 5 Years          or Officer          Officer
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
Interested Trustees
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
David P. O' Connor     Senior Vice      Since October     Mr. O'Connor has served in           87               None(3)
2005 Market Street     President,          25, 2005       various executive and legal
Philadelphia, PA     General Counsel                        capacities at different
19103                 and Chief Legal                           times at Delaware
                         Officer                                 Investments.
February 21, 1966
------------------- ------------------ ----------------- ------------------------------ ----------------- ------------------
John J. O'Connor       Senior Vice     Treasurer since    Mr. O'Connor has served in           87               None(3)
2005 Market Street    President and      February 17,    various executive capacities
Philadelphia, PA        Treasurer            2005            at different times at
19103                                                        Delaware Investments

June 16, 1957

--------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and its  subsidiaries,  including  the  Funds'  investment advisor, principal underwriter and its transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Funds' manager and distributor.

(3)  Mr. Bishof,  Mr. Connor, Mr. David P. O'Connor and Mr.John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum  Fund
     Trust, which have the same investment  advisor,  principal  underwriter and transfer  agent as the  registrant.  Mr. John J.  O'Connor also serves in a similar capacity for Lincoln Variable  Insurance Trust,  which has the same investment adviser as the Trust.

--------------------------------------------------------------------------------

     Following is  additional  information  regarding  investment  professionals affiliated with the Funds.

---------------- -------------------------- -------------------------- ----------------------------------------
Name, Address      Position(s) Held with      Length of Time Served        Principal Occupation(s) During
and Birthdate            the Trust                                                  Past 5 Years
---------------- -------------------------- -------------------------- ----------------------------------------
Marshall T.        Senior Vice President             6 Years              Mr. Bassett has served in various
Bassett            and Senior Portfolio                                   capacities at different times at
2005 Market               Manager                                               Delaware Investments
Street
Philadelphia,
PA 19103

February 8,
1954

---------------- -------------------------- -------------------------- ----------------------------------------
Christopher J.      Vice President and          Less than 1 Year         Vice President and Senior Portfolio
Bonavico         Senior Portfolio Manager                                   Manager - Delaware Investment
505 Montgomery                                                             Advisers, a series of Delaware
Street                                                                        Management Business Trust
11th Floor                                                                        (2005 - Present)
San Francisco,
CA 94111                                                                 Mr. Bonavico has served in various
                                                                          capacities at different times at
September 9,                                                           Transamerica Investment Management, LLC
1965
---------------- -------------------------- -------------------------- ----------------------------------------
Steven G.           Vice President and          Less than 1 Year         Mr. Catricks has served in various
Catricks             Portfolio Manager                                    capacities at different times at
2005 Market                                                                     Delaware Investments
Street
Philadelphia,
PA 19103

August 3, 1959

---------------- -------------------------- -------------------------- ----------------------------------------
Christopher M.      Vice President and          Less than 1 Year       Vice President and Portfolio Manager -
Ericksen             Portfolio Manager                                 Delaware Investment Advisers, a series
505 Montgomery                                                          of Delaware Management Business Trust
Street                                                                            (2005 - Present)
11th Floor
San Francisco,                                                            Mr. Prislin has served in various
CA 94111                                                                  capacities at different times at
                                                                         Transamerica Investment Management,
                                                                                         LLC

---------------- -------------------------- -------------------------- ----------------------------------------

---------------- -------------------------- -------------------------- ----------------------------------------
Name, Address      Position(s) Held with      Length of Time Served        Principal Occupation(s) During
and Birthdate            the Trust                                                  Past 5 Years
---------------- -------------------------- -------------------------- ----------------------------------------
Barry S.             Vice President and          Less than 1 Year         Mr. Gladstein has served in various
Gladstein             Portfolio Manager                                    capacities at different times at
2005 Market                                                                       Delaware Investments
Street
Philadelphia,
PA 19103

August 29, 1964

---------------- -------------------------- -------------------------- ----------------------------------------
Christopher M.      Vice President and          Less than 1 Year          Mr. Holland has served in various
Holland              Portfolio Manage                                     capacities at different times at
2005 Market                                                                     Delaware Investments
Street
Philadelphia,
PA 19103

January 23,
1975

---------------- -------------------------- -------------------------- ----------------------------------------
Steven T. Lampe     Vice President and               8 Years               Mr. Lampe has served in various
2005 Market          Portfolio Manager                                    capacities at different times at
Street                                                                          Delaware Investments
Philadelphia,
PA 19103

September 13,
1968

---------------- -------------------------- -------------------------- ----------------------------------------
Daniel J.           Vice President and          Less than 1 Year         Vice President and Senior Portfolio
Prislin          Senior Portfolio Manager                                   Manager - Delaware Investment
505 Montgomery                                                             Advisers, a series of Delaware
Street                                                                        Management Business Trust
11th Floor                                                                        (2005 - Present)
San Francisco,
CA 94111                                                                  Mr. Prislin has served in various
                                                                          capacities at different times at
September 20,                                                          Transamerica Investment Management, LLC
1967
---------------- -------------------------- -------------------------- ----------------------------------------
Matthew Todorow     Vice President and               1 year            Vice President and Portfolio Manager -
2005 Market          Portfolio Manager                                 Delaware Investment Advisers, a series
Street                                                                  of Delaware Management Business Trust
Philadelphia,                                                                     (2003 - Present)
PA 19103
                                                                          Executive Director and Portfolio
November 22,                                                             Manager - Morgan Stanley Investment
1968                                                                                 Management
                                                                                    (2001- 2003)

---------------- -------------------------- -------------------------- ----------------------------------------
Rudy D.             Vice President and          Less than 1 Year       Vice President and Portfolio Manager -
Torrijos III         Portfolio Manager                                 Delaware Investment Advisers, a series
2005 Market                                                             of Delaware Management Business Trust
Street                                                                            (2005 - Present)
Philadelphia,
PA 19103                                                                Technology Analyst - Fiduciary Trust
                                                                                 Co., International
May 8, 1970                                                                         (2003 - 2005)

                                                                       Fund Manager - Neuberger Berman Growth
                                                                                        Group
                                                                                    (2000 - 2003)

---------------- -------------------------- -------------------------- ----------------------------------------

---------------- -------------------------- -------------------------- ----------------------------------------
Name, Address      Position(s) Held with      Length of Time Served        Principal Occupation(s) During
and Birthdate            the Trust                                                  Past 5 Years
---------------- -------------------------- -------------------------- ----------------------------------------
Jeffrey S. Van    Chief Investment Officer       Less than 1 year        Chief Investment Officer/Focus Growth
Harte                 - Focus Growth                                      - Delaware Investment Advisers, a
505 Montgomery                                                            series of Delaware Management Business
Street                                                                          Trust (2005 - Present)
11th Floor
San Francisco,                                                           Mr. Van Harte has served in various
CA 94111                                                                  capacities at different times at
                                                                       Transamerica Investment Management, LLC
July 24, 1958
---------------- -------------------------- -------------------------- ----------------------------------------
Lori P. Wachs       Vice President and              11 Years               Ms. Wachs has served in various
2005 Market          Portfolio Manager                                    capacities at different times at
Street                                                                          Delaware Investments
Philadelphia,
PA 19103

November 8,
1968
---------------- -------------------------- -------------------------- ----------------------------------------

     The following  table shows each Trustee's  ownership of shares of the Funds and of all Delaware Investments Funds as of December 31, 2005.

--------------------------- ------------------------- --------------------------
                                                      Aggregate Dollar Range of
                                                       Equity Securities in All
                                                        Registered Investment
                             Dollar Range of Equity     Companies Overseen by
                                   Securities            Trustee in Family of
Name                              in the Trust           Investment Companies
--------------------------- ------------------------- --------------------------
Jude T. Driscoll                      None                 $50,001-$100,000
--------------------------- ------------------------- --------------------------
John A. Fry*                          None                  Over $100,000
--------------------------- ------------------------- --------------------------
Anthony D. Knerr                      None                 $10,001-$50,000
--------------------------- ------------------------- --------------------------
Lucinda S. Landreth                   None                 $10,001-$50,000
--------------------------- ------------------------- --------------------------
Ann R. Leven                    $10,001-$50,000             Over $100,000
                              (Delaware Large Cap
                                  Growth Fund)
--------------------------- ------------------------- --------------------------
Thomas F. Madison                     None                 $10,001-$50,000
--------------------------- ------------------------- --------------------------
Janet L. Yeomans                      None                 $50,001-$100,000
--------------------------- ------------------------- --------------------------
J. Richard Zecher                     None                       None
--------------------------- ------------------------- --------------------------

* As of December 31, 2005, John A. Fry held assets in a 529 Plan account.  Under the terms of the Plan,  a portion of the assets held in the Plan may be invested in the Fund(s).  Mr. Fry held no shares of the Fund(s) outside of the Plan as of
December 31, 2005.

     The following is a compensation  table listing for each Trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total  compensation  received  from all  investment  companies  in the  Delaware
Investments  Funds for which he or she serves as a Trustee or  director  for the fiscal year ended  September  30, 2005 and an estimate of annual  benefits to be received upon  retirement  under the Delaware  Investments  Retirement  Plan for
Trustees/Directors  as of September 30, 2005. Only the  independent  Trustees of the Trust  receive  compensation  for their  services  as members of the Trust's
Board of Trustees.

--------------------- --------------- -------------------- ------------------ -------------------
                                                                              Total Compensation
                                                                                   from the
                                           Pension or                             Investment
                         Aggregate    Retirement Benefits   Estimated Annual     Companies in
                       Compensation    Accrued as Part of     Benefits Upon        Delaware
Name(3)                 from Trust       Fund Expenses        Retirement(1)     Investments(2)
--------------------- --------------- -------------------- ------------------ -------------------
Thomas L. Bennett         $1,757              None               $70,000            $60,000
--------------------- --------------- -------------------- ------------------ -------------------
John A. Fry(4)            $3,644              None               $70,000           $107,842
--------------------- --------------- -------------------- ------------------ -------------------
Anthony D. Knerr          $3,922              None               $70,000           $129,742
--------------------- --------------- -------------------- ------------------ -------------------
Lucinda S. Landreth       $1,760              None               $70,000            $60,100
--------------------- --------------- -------------------- ------------------ -------------------
Ann R. Leven              $4,069              None               $70,000           $135,000
--------------------- --------------- -------------------- ------------------ -------------------
Thomas F. Madison         $3,841              None               $70,000           $127,500
--------------------- --------------- -------------------- ------------------ -------------------
Janet L. Yeomans          $3,694              None               $70,000           $122,500
--------------------- --------------- -------------------- ------------------ -------------------
J. Richard Zecher         $1,757              None               $70,000             $60,000
--------------------- --------------- -------------------- ------------------ -------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each Delaware Investments  investment company for which he or she  serves as  Trustee/Director  for a period  equal to the  lesser of the number  of years  that such  person  served  as a  Trustee/Director  or the remainder of such person's life. The amount of such payments will be equal, on an annual  basis,  to the amount of the annual  retainer that is paid to trustees/directors  of each investment company at the time of such person's retirement.  If an eligible  Trustee/Director  retired as of September  30,
     2005, he or she would be entitled to annual  payments  totaling the amounts noted  above,  in the  aggregate,  from  all of  the  Delaware  Investments investment  companies  for which he or she serves as a trustee or director, based on the number of Delaware Investments investment companies as of that date.

(2)  Each  independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of  $70,000  for  serving  as a  Trustee/Director  for all 32 investment  companies in Delaware  Investments,  plus $5,000 for each Board
     Meeting attended.  The following  compensation is in the aggregate from all investment companies in the complex. Members of the audit committee receive additional  compensation  of  $2,500  for  each  meeting.  Members  of  the nominating  committee  receive  additional  compensation of $1,700 for each meeting.  In  addition,  the  chairpersons  of  the  audit  and  nominating
     committees   each  receive  an  annual  retainer  of  $10,000  and  $1,500, respectively. The Coordinating Trustee/Director of the Delaware Investments
     funds receives an additional retainer of $25,000.

(3)  Walter P.  Babich and John H.  Durham  retired  from the  Trust's  Board of
     Trustees and each of the 32 Delaware  Investments  investment  companies on
     March 22,  2005.  Thomas L.  Bennett,  Lucinda S.  Landreth  and J. Richard
     Zecher  joined  the  Board  of   Trustees/Directors   of  the  32  Delaware
     Investments investment companies on March 23, 2005.

(4)  In  addition  to  this  compensation,  for the  12-month  period  ended  on
     September  30, 2005,  Mr. Fry received  $13,108 in  professional  fees from
     Voyageur Funds for services provided to the Funds' Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies  and  practices,  and internal  controls  for the Delaware  Investments funds. It also oversees the quality and objectivity of the Delaware  Investments funds'  financial  statements and the independent  audit thereof,  and acts as a liaison between the Delaware  Investments funds'  independent  registered public accounting firm and the full Board of Trustees. The Audit Committee of the Funds consists of the following three independent trustees appointed by the Board: Ann
R.  Leven,  Chairperson;  Thomas  F.  Madison;  and Jan L.  Yeomans.  The  Audit
Committee held four meetings during the Funds' last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The committee also monitors the performance of counsel for independent trustees.  The Nominating  Committee  will not consider  selections for Board of
Trustees  nominations from shareholders.  The Nominating  Committee of the Funds currently consists of the following three

trustees/directors  appointed by the Board: Anthony D. Knerr, Chairperson;  John
H.  Durham;  and  John A.  Fry,  all of whom  are  independent.  The  Nominating
Committee held eight meetings during the Funds' last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board, its committees and its activities.  The Funds' Independent Trustee
Committee currently consists of the Trustees who are not considered  "interested persons" within the meaning of the 1940 Act. The Independent  Trustee  Committee held five meetings during the Trust's last fiscal year.

FINANCIAL STATEMENTS

     Ernst & Young LLP serves as the independent  registered  public  accounting firm for the Trust and,  in its  capacity as such,  audits the annual  financial statements contained in the Funds' Annual Reports.  Each Fund's Statement of Net
Assets,  Statement of Operations,  Statement of Changes in Net Assets, Financial
Highlights and Notes to Financial  Statements,  as well as the report of Ernst &
Young LLP,  independent  registered  public accounting firm, for the fiscal year ended September 30, 2005 are included in its Annual Report to shareholders.  The financial  statements,  the notes relating thereto, the financial highlights and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

     As of December 31, 2005, management believes the following accounts held 5%
or more of the  outstanding  shares of a Class of the  Funds.  The Funds have no knowledge of beneficial ownership.

------------------------------------- --------------------------------------- -------------
Class                                 Name and Address of Account               Percentage
------------------------------------- --------------------------------------- -------------
Delaware Growth Opportunities Fund    MLPF&S FBO its Customers                       6.19%
A Class                               4800 Deer Lake Dr. E
                                      2nd Floor
                                      Jacksonville, FL  32246-6484

------------------------------------- --------------------------------------- -------------
Delaware Growth Opportunities Fund    MLPF&S FBO its Customers                       5.55%
B Class                               4800 Deer Lake Dr. E
                                      2nd Floor
                                      Jacksonville, FL  32246-6484

------------------------------------- --------------------------------------- -------------
Delaware Growth Opportunities Fund    MLPF&S FBO its Customers                      13.96%
C Class                               4800 Deer Lake Dr. E
                                      2nd Floor
                                      Jacksonville, FL  32246-6484

------------------------------------- --------------------------------------- -------------
 Delaware Growth Opportunities Fund   RS DMC Employee MPP Plan                      43.90%
 Institutional Class                  1818 Market St.
                                      Philadelphia, PA  19103-3638

                                      --------------------------------------- -------------
                                      MCB Trust Services                            21.93%
                                      FBO Philadelphia Gas Works 457
                                      700 17th St., Suite 300
                                      Denver, CO  80202-3531
------------------------------------- --------------------------------------- -------------

                                      MCB Trust Services FBO                         9.21%
                                      Grtr. Phila. Chamber of Comm.
                                      700 17th St., Suite 300
                                      Denver, CO  80202-3531
                                      --------------------------------------- -------------
                                      Charles Schwab & Co., Inc.                     6.55%
                                      Attn: Mutual Fund Dept.
                                      101 Montgomery St.
                                      San Francisco, CA  94104-4122

------------------------------------- --------------------------------------- -------------
Delaware Large Cap Growth Fund A      NFS LLC FEBO                                   8.72%
Class                                 Marcea N. Driscoll
                                      38 Summit St.
                                      Philadelphia, PA  19118-2833
------------------------------------- --------------------------------------- -------------
Delaware Large Cap Growth Fund C      Pershing LLC                                  20.77%
Class                                 P.O. Box 2052
                                      Jersey City, NJ  07303-2052
                                      --------------------------------------- -------------
                                      Jared R.B. Hutton                             11.84%
                                      1875 June Lake Dr.
                                      Henderson, NV  89052-6961
                                      --------------------------------------- -------------
                                      Pershing LLC                                   7.75%
                                      P.O. box 2052
                                      Jersey City, NJ  07303-2052
------------------------------------- --------------------------------------- -------------
Delaware Large Cap Growth Fund        Chase Manhattan c/f                           12.73%
Institutional Class                   Del Grp. Foundation Fd Growth Port.
                                      3 Metrotech Center, 8th floor
                                      Brooklyn, NY  11201-3800

                                      --------------------------------------- -------------
                                      Bost & Co.                                     9.65%
                                      FBO Tuition A/C Investment Program
                                      P.O. Box 3198
                                      Pittsburgh, PA  15230-3198
                                      --------------------------------------- -------------
                                      Bost & Co.                                     9.29%
                                      FBO Tuition A/C Investment Program
                                      P.O. Box 3198
                                      Pittsburgh, PA  15230-3198
                                      --------------------------------------- -------------
                                      Bost & Co.                                     8.89%
                                      FBO Tuition A/C Investment Program
                                      P.O. Box 3198
                                      Pittsburgh, PA  15230-3198
                                      --------------------------------------- -------------
                                      Chase Manhattan c/f                            8.26%
                                      Del Grp. Foundation Fd Balanced Port.
                                      3 Metrotech Center, 8th floor
                                      Brooklyn, NY  11201-3800

                                      --------------------------------------- -------------
                                      Bost & Co.                                     7.88%
                                      FBO Tuition A/C Investment Program
                                      P.O. Box 3198
                                      Pittsburgh, PA  15230-3198
                                      --------------------------------------- -------------
                                      Bost & Co.                                     7.37%
                                      FBO Tuition A/C Investment Program
                                      P.O. Box 3198
                                      Pittsburgh, PA  15230-3198
                                      --------------------------------------- -------------
                                      Bost & Co.                                     7.16%
                                      FBO Tuition A/C Investment Program
                                      P.O. Box 3198
                                      Pittsburgh, PA  15230-3198

                                      --------------------------------------- -------------
                                      Bost & Co.                                     6.00%
                                      FBO Tuition A/C Investment Program
                                      P.O. Box 3198
                                      Pittsburgh, PA  15230-3198
------------------------------------- --------------------------------------- -------------

                                     PART C

                                Other Information

Item 23. Exhibits.  The following  exhibits are incorporated by reference to the
         Registrant's previously filed documents  indicated below,  except as noted:

         (a) Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 25 filed October 18, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed October 18, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 35 filed November 29, 2005.

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust  incorporated  into this filing by reference to Post-Effective  Amendment No. 25 filed October 18, 1999.

               (2)  By-Laws.  Article II of By-Laws (May 19, 2005)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 35 filed November 29, 2005.

          (d)  Investment Management Agreement.

               (1)  Executed Investment Management Agreement (December 17, 1999)
                    between  Delaware  Management  Company  and  the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed November 27, 2000.

          (e)  Underwriting Contracts.

               (1) Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  32 filed  November  26,
                         2003.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial  Distributors,  Inc.  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 32
                         filed November 26, 2003.

                    (iii)Form of Amendment  No. 1 (October 31, 2005) to Appendix
                         A to Second Amended and Restated Financial Intermediary
                         Distribution Agreement attached as Exhibit (e)(1)(iii).

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post Effective Amendment No. 30 filed
                    November 27, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post Effective
                    Amendment No. 30 filed November 27, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post Effective
                    Amendment No. 30 filed November 27, 2002.

               (5)  Bank/Trust  Agreement  (August  2004)  attached  as  Exhibit
                    (e)(5).

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly The Chase  Manhattan Bank) and the Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                    (i)  Executed  Letter to add Delaware  Large Cap Growth Fund
                         (formerly  Capital  Appreciation  Fund)  to the  Global
                         Custody Agreement  (November 29, 1996) between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 22
                         filed April 30, 1997.

                    (ii) Executed  Amendment  to the  Global  Custody  Agreement
                         (November 20, 1997) between JPMorgan Chase Bank and the
                         Registrant  on behalf of each  Fund  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 24 filed November 30, 1998.

                    (iii)Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 32 filed
                         November 26, 2003.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    with JPMorgan  Chase Bank  incorporated  into this filing by reference to Post-Effective  Amendment No. 27 filed November
                    27, 2000.

                    (i)  Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 32
                         filed November 26, 2003.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholders  Services  Agreement (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant is incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed November 29, 2001.

                    (i)  Executed  Letter  Amendment  (August  23,  2002) to the
                         Shareholder Services Agreement between Delaware Service
                         Company, Inc. and the Registrant incorporated into this
                         filing by reference to Post-Effective  Amendment No. 32
                         filed November 26, 2003.

               (2)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 31 filed May 7, 2003.

                    (i)  Executed  Amendment  No. 30 to  Schedule A (October  1,
                         2005) of  Delaware  Investments  Family  of Funds  Fund
                         Accounting Agreement attached as Exhibit (h)(2)(i).

                    (ii) Executed Schedule B (May 16, 2002) to Delaware Group of
                         Funds Fund Accounting Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 31
                         filed May 7, 2003.

               (3)  Advisory  Expense  Limitation  Letter (January 2006) between
                    Delaware  Management Company and the Registrant  attached as
                    Exhibit (h)(3).

               (4)  Form of  Distribution  Expense  Limitation  Letter  (January
                    2006) between Delaware Distributors, L.P. and the Registrant attached as Exhibit (h)(4).

          (i)  Legal   Opinion.   Opinion  of  Counsel   (September   21,  1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 25 filed October 18, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (January 2006) attached as Exhibit (j).

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial  Capital   Agreements.   Investment   Letter  of  Initial
               Shareholder   incorporated  into  this  filing  by  reference  to
               Pre-Effective Amendment No. 2 filed March 26, 1986.

          (m)  Plans under Rule 12b-1.

               (1)  Plan under Rule 12b-1 for Delaware Growth Opportunities Fund
                    Class A (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 29 filed November
                    29, 2001.

               (2)  Plan under Rule 12b-1 for Delaware Growth Opportunities Fund
                    Class B (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 29 filed November
                    29, 2001.

               (3)  Plan under Rule 12b-1 for Delaware Growth Opportunities Fund
                    Class C (April 19,  2001)  incorporated  into this filing by reference to Post-Effective  Amendment No. 29 filed November
                    29, 2001.

               (4)  Plan  under Rule 12b-1 for  Delaware  Large Cap Growth  Fund
                    (formerly  Delaware  Diversified Growth Fund) Class A (April
                    19,  2001)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 29 filed November 29, 2001.

               (5)  Plan  under Rule 12b-1 for  Delaware  Large Cap Growth  Fund
                    (formerly  Delaware  Diversified Growth Fund) Class B (April
                    19,  2001)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 29 filed November 29, 2001.

               (6)  Plan  under Rule 12b-1 for  Delaware  Large Cap Growth  Fund
                    (formerly  Delaware  Diversified Growth Fund) Class C (April
                    19,  2001)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 29 filed November 29, 2001.

               (7)  Plan  under   Rule   12b-1  for  Class  R  (May  15,   2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 31 filed May 7, 2003.

          (n)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October 31, 2005)
               attached as Exhibit (n).

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware Investments' Family of Funds
                    (December 2004)  incorporated  into this filing by reference to Post-Effective Amendment No. 34 filed January 28, 2005.

               (2)  Code of Ethics  for  Delaware  Investments  (December  2004)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 34 filed January 28, 2005.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (April 2005)  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 35 filed November 29, 2005.

          (q)  Powers of  Attorney.  Powers of Attorney  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 35 filed
               November 29, 2005.

Item 24.  Persons Controlled by or under Common Control with Registrant. None.

Item 25.  Indemnification.  Article VI of the By-Laws (May 19, 2005)
          incorporated into this filing by  reference  to  Post-Effective
          Amendment  No. 35 filed November 29, 2005.

Item 26.  Business and Other Connections of Investment Advisor.

     Delaware   Management  Company  (the  "Manager"),   a  series  of  Delaware
Management  Business Trust,  serves as investment  manager to the Registrant and also  serves as  investment  manager  or  sub-advisor  to  certain  of the other
Delaware  Investments  Funds (Delaware Group Adviser Funds,  Delaware Group Cash
Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware
Group Equity Funds III, Delaware Group Equity Funds V, Delaware Group Foundation
Funds,  Delaware Group Global & International  Funds,  Delaware Group Government
Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds,
Delaware  Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
Delaware Group Tax-Free Money Fund,  Delaware Pooled Trust,  Delaware VIP Trust,
Voyageur  Insured  Funds,   Voyageur   Intermediate   Tax-Free  Funds,  Voyageur
Investment  Trust,  Voyageur  Mutual Funds,  Voyageur  Mutual Funds II, Voyageur
Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Municipal Trust,
Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global
Dividend and Income Fund, Inc.,  Delaware  Investments  Arizona Municipal Income
Fund, Inc., Delaware  Investments  Colorado Insured Municipal Income Fund, Inc.,
Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments
Minnesota Municipal Income Fund, Inc., Delaware Investments  Minnesota Municipal
Income Fund II, Inc. and Delaware  Investments  Minnesota  Municipal Income Fund
III, Inc.) as well as to certain non-affiliated registered investment companies.
In  addition,  certain  officers of the Manager  also serve as trustees of other
Delaware  Investments  Funds,  and certain  officers are also  officers of these other funds. A company  indirectly owned by the Manager's parent company acts as principal  underwriter to the Delaware Investments Funds (see Item 27 below) and another such  company acts as the  shareholder  services,  dividend  disbursing, accounting  servicing  and transfer  agent for all of the  Delaware  Investments
Funds.

     The following  persons serving as directors or officers of the Manager have held the  following  positions  during the past two  years.  Unless  noted,  the principal  business address of the directors and officers of the Manager is 2005
Market Street, Philadelphia, PA 19103-7094.

--------------------- ----------------------------- ---------------------------------- ------------------------------------
Name & Principal      Positions & Offices with      Positions & Offices with
Business Address      Manager                       Registrant                         Other Positions & Offices Held
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Jude T. Driscoll      President/Chief Executive     Chairman/President/Chief           Mr. Driscoll has served in various
                      Officer                       Executive Officer                  executive capacities within Delaware
                                                                                       Investments

                                                                                       President/Chief Executive Officer
                                                                                       and Director -
                                                                                       Lincoln National Investments
                                                                                       Companies, Inc.

                                                                                       Director - HYPPCO Finance Company
                                                                                       Ltd.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Ryan K. Brist         Executive Vice                Executive Vice                     Mr. Brist has served in various
                      President/Managing            President/Managing                 executive capacities within Delaware
                      Director/Co-Head - Fixed      Director/Chief Investment          Investments
                      Income                        Officer - Fixed Income
                                                                                       Vice President - Lincoln National
                                                                                       Income Fund, Inc.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
John C.E. Campbell    Executive Vice President/     Senior Vice President/Deputy       Mr. Campbell has served in various
                      Global Marketing & Client     Chief Investment Officer - Fixed   executive capacities within Delaware
                      Services                      Income                             Investments

                                                                                       President/Chief Executive Officer -
                                                                                       Optimum Fund Trust
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Patrick P. Coyne      Executive Vice President/     Executive Vice President/          Mr. Coyne has served in various
                      Managing Director/Chief       Managing Director/Chief            executive capacities within Delaware
                      Investment Officer - Fixed    Investment Officer - Fixed Income  Investments
                      Income
                                                                                       Managing Director - Fixed Income -
                                                                                       Lincoln National Investment
                                                                                       Companies, Inc.

--------------------- ----------------------------- ---------------------------------- ------------------------------------
Name & Principal      Positions & Offices with      Positions & Offices with           Other Positions & Offices Held
Business Address      Manager                       Registrant
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Philip N. Russo(1)    Executive Vice                None                               Mr. Russo has served in various
                      President/Chief Financial                                        executive capacities within Delaware
                      Officer                                                          Investments

--------------------- ----------------------------- ---------------------------------- ------------------------------------
See Yeng Quek         Executive Vice                Executive Vice                     Mr. Quek has served in various
                      President/Managing            President/Managing                 executive capacities within Delaware
                      Director/Chief Investment     Director/Chief Investment          Investments
                      Officer - Fixed Income        Officer - Fixed Income
                                                                                       Director/Trustee - HYPPCO Finance
                                                                                       Company Ltd.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Douglas L. Anderson   Senior Vice                   None                               Mr. Anderson has served in various
                      President/Operations                                             executive capacities within Delaware
                                                                                       Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Marshall T. Bassett   Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                      Investment Officer -          Investment Officer - Emerging      executive capacities within Delaware
                      Emerging Growth               Growth                             Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Joseph Baxter         Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                      of Municipal Bond             Municipal Bond Investments         executive capacities within Delaware
                      Investments                                                      Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Beck   Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                      President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                      Manager                                                          Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Michael P. Bishof     Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                      President/Investment                                             executive capacities within Delaware
                      Accounting                                                       Investments

                                                                                       Chief Financial Officer - Lincoln
                                                                                       National Convertible Securities
                                                                                       Fund, Inc. and Lincoln National
                                                                                       Income Fund, Inc.
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Michael P. Buckley    Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                      President/Director of         Manager/Senior Municipal Bond      executive capacities within Delaware
                      Municipal Research            Analyst                            Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Stephen R. Cianci     Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                      President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                      Manager                                                          Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Robert F. Collins     Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                      President/Senior Portfolio    Manager                            executive capacities within Delaware
                      Manager                                                          Investments
--------------------- ----------------------------- ---------------------------------- ------------------------------------
Timothy G. Connors    Senior Vice President/Chief   Senior Vice President/Chief        Mr. Connors has served in various
                      Investment Officer - Value    Investment Officer - Value         executive capacities within Delaware
                      Investing                     Investing                          Investments

                                                                                       Senior Vice President/Chief
                                                                                       Investment Officer - Value Investing
                                                                                       of Lincoln National Investment
                                                                                       Companies, Inc.

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Name & Principal      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Business Address      Manager                          Registrant
--------------------- -------------------------------- ---------------------------------- ---------------------------------
George E. Deming      Senior Vice President/Senior     Senior Vice President/Senior       Mr. Deming has served in various
                      Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
John B. Fields        Senior Vice President/Senior     Senior Vice President/Senior       Mr. Fields has served in various
                      Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brian Funk            Senior Vice President/Senior     Vice President/Senior High Yield   Mr. Funk has served in various
                      Research Analyst                 Analyst                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brent C. Garrels      Senior Vice President/Senior     Vice President/High Yield Analyst  Mr. Garrels has served in various
                      Research Analyst                                                    executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Paul Grillo           Senior Vice President/Senior     Vice President/Senior Portfolio    Mr. Grillo has served in various
                      Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Jonathan Hatcher(2)   Senior Vice President/Senior     Senior Vice President/Senior       Mr. Hatcher has served in various
                      Research Analyst                 Research Analyst                   executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Carolyn McIntyre(3)   Senior Vice President/Human      None                               Ms. McIntyre has served in
                      Resources                                                           various executive capacities
                                                                                          within Delaware Investments

                                                                                          Senior Vice President/Human
                                                                                          Resources - Lincoln National
                                                                                          Investment Companies, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Francis X. Morris     Senior Vice                      Director, Fundamental              Mr. Morris has served in various
                      President/Director,              Research/Senior Portfolio Manager  executive capacities within
                      Fundamental Research/Senior                                         Delaware Investments
                      Portfolio Manager
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brian L.              Senior Vice President/Chief      Chief Compliance Officer           Mr. Murray has served in various
Murray, Jr.(4)        Compliance Officer                                                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Susan L. Natalini     Senior Vice President/Global     None                               Ms. Natalini has served in
                      Marketing & Client Services                                         various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
D. Tysen Nutt(5)      Senior Vice President/Head of    Senior Vice President/Head of      Mr. Nutt has served in various
                      Large Cap Value                  Large Cap Value                    executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
David P. O'Connor     Senior Vice President/ General   Senior Vice President/Associate    Mr. O'Connor has served in
                      Counsel/Chief Legal Officer      General Counsel/Assistant          various executive capacities
                                                       Secretary                          within Delaware Investments

                                                                                          Vice President/Associate General
                                                                                          Counsel/Assistant Secretary -
                                                                                          Lincoln National Investment
                                                                                          Companies, Inc.

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Name & Principal      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Business Address      Manager                          Registrant
--------------------- -------------------------------- ---------------------------------- ---------------------------------
John J. O'Connor      Senior Vice                      Senior Vice President/Treasurer    Mr. O'Connor has served in
                      President/Investment Accounting                                     various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Philip R.             Senior Vice President/Senior     Senior Vice President/Senior       Mr. Perkins has served in various
Perkins(6)            Portfolio Manager                Portfolio Manager                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Timothy L. Rabe       Senior Vice President/Senior     Senior Vice President/Senior       Mr. Rabe has served in various
                      Portfolio Manager/Head of High   Portfolio Manager                  executive capacities within
                      Yield                                                               Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
James L. Shields      Senior Vice President/Chief      None                               Mr. Shields has served in various
                      Information Officer                                                 executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Jeffrey S.            Senior Vice President/Chief      Senior Vice President/Chief        Mr. Van Harte has served in
Van Harte(7)          Investment Officer - Focus       Investment Officer - Focus Growth  various executive capacities
                      Growth                                                              within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Gary T. Abrams        Vice President/Senior Equity     None                               Mr. Abrams has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Christopher S.        Vice President/Portfolio         Vice President/Portfolio           Mr. Adams has served in various
Adams                 Manager/Senior Equity Analyst    Manager/Senior Equity Analyst      executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Renee E. Anderson     Vice President/Senior Equity     Vice President/Senior Equity       Mr. Anderson has served in
                      Analyst II                       Analyst II                         various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Damon J. Andres       Vice President/Senior Fixed      Vice President/Senior Fixed        Mr. Andres has served in various
                      Income Portfolio Manager I       Income Portfolio Manager           executive capacities within
                                                                                          Delaware Investments

                                                                                          Vice President - Lincoln National
                                                                                          Convertible Securities Fund, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Richard E. Biester    Vice President/Equity Trader     None                               Mr. Biester has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Christopher J.        Vice President/Senior            Vice President/Senior Portfolio    Mr. Bonavico has served in
Bonavico(8)           Portfolio Manager                Manager                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Vincent A.            Vice President/Senior Equity     None                               Mr. Brancaccio has served in
Brancaccio            Trader                                                              various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Edward J. Brennan     Vice President/Private           Assistant Vice President/Fixed     Mr. Brennan has served in various
                      Placement Analyst                Income Structural Analyst II       executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Kenneth F. Broad(9)   Vice President/Senior            Vice President/Senior Portfolio    Mr. Broad has served in various
                      Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Mary Ellen M.         Vice President/Client Services   Vice President/Client Services     Ms. Carrozza has served in
Carrozza                                                                                  various executive capacities
                                                                                          within Delaware Investments

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Name & Principal      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Business Address      Manager                          Registrant
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Stephen G. Catricks   Vice President/Equity Analyst    Vice President/Equity Analyst II   Mr. Catricks has served in
                      II                                                                  various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
David F. Connor       Vice President/Deputy General    Vice President/Deputy General      Mr. Connor has served in various
                      Counsel/Secretary                Counsel/Assistant Secretary        executive capacities within
                                                                                          Delaware Investments

                                                                                          Vice President/Deputy General
                                                                                          Counsel/Assistant Secretary -
                                                                                          Lincoln National Investment
                                                                                          Companies, Inc.

                                                                                          Secretary - Lincoln National
                                                                                          Convertible Securities Fund, Inc.
                                                                                          and Lincoln National Income Fund,
                                                                                          Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Stephen J. Czepiel    Vice President/Senior Fixed      None                               Mr. Czepiel has served in various
                      Income Trader                                                       executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Joseph F. DeMichele   Vice President/High Grade        None                               Mr. DeMichele has served in
                      Trading                                                             various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Christopher M.        Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Ericksen has served in
Ericksen(10)          Manager                                                             various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Joel A. Ettinger      Vice President/Taxation          Vice President/Taxation            Mr. Ettinger has served in
                                                                                          various executive capacities
                                                                                          within Delaware Investments

                                                                                          Vice President/Taxation - Lincoln
                                                                                          National Investment Companies,
                                                                                          Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Phoebe W. Figland     Vice President/Investment        Vice President/Investment          Ms. Figland has served in various
                      Accounting                       Accounting                         executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Joseph Fiorilla       Vice President/Trading           None                               Mr. Fiorilla has served in
                      Operations                                                          various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Charles E. Fish       Vice President/Senior Equity     None                               Mr. Fish has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Clifford M.           Vice President/Senior Bond       None                               Mr. Fisher has served in various
Fisher(11)            Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Patrick G.            Vice President/Senior            Vice President/Senior Portfolio    Mr. Fortier has served in various
Fortier(12)           Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Name & Principal      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Business Address      Manager                          Registrant
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Denise A.             Vice President/Portfolio         Vice President/Portfolio           Ms. Franchetti has served in
Franchetti            Manager/Municipal Bond Credit    Manager/Municipal Bond Credit      various executive capacities
                      Analyst                          Analyst                            within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
James A. Furgele      Vice President/Investment        Vice President/Investment          Mr. Furgele has served in
                      Accounting                       Accounting                         various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Daniel V. Geatens     Vice President/Investment        Vice President/Investment          Mr. Geatens has served in
                      Accounting                       Accounting                         various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Stuart M. George      Vice President/Equity Trader     None                               Mr. George has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Barry S. Gladstein    Vice President/Portfolio         Vice President/Equity Analyst      Mr. Gladstein has served in
                      Analyst                                                             various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brian T. Hannon       Vice President/Senior            Vice President/Senior Portfolio    Mr. Hannon has served in various
                      Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ----------------------------------
Lisa L.               Vice President/Head Trader of    Vice President/Head Trader of      Ms. Hansen has served in various
Hansen(13)            Focus Growth Equity Trading      Focus Growth Equity Trading        executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Gregory M.            Vice President/Senior Research   Vice President/Senior Research     Mr. Heywood has served in
Heywood(14)           Analyst                          Analyst                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Michael E. Hughes     Vice President/Senior Equity     Vice President/Senior Equity       Mr. Hughes has served in various
                      Analyst I                        Analyst I                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Jeffrey W. Hynoski    Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Hynoski has served in
                      Manager                                                             various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Jordan L.             Vice President/Senior            Vice President/Senior Portfolio    Mr. Irving has served in various
Irving(15)            Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Cynthia Isom          Vice President/Senior            Vice President/Portfolio Manager   Ms. Isom has served in various
                      Portfolio Manager                                                   executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Kenneth R. Jackson    Vice President/Equity Analyst    Vice President/Equity Analyst      Mr. Jackson has served in
                                                                                          various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Andrew Kronschnabel   Vice President/High Grade        None                               Mr. Kronschnabel has served in
                      Trader                                                              various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Roseanne L. Kropp     Vice President/Senior Fund       Vice President/Senior Fund         Ms. Kropp has served in various
                      Analyst II/High Yield            Analyst II/High Yield              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Nikhil G. Lalvani     Vice President/Senior Equity     Vice President/Senior Equity       Mr. Lalvani has served in
                      Analyst I                        Analyst I                          various executive capacities
                                                                                          within Delaware Investments

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Name & Principal      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Business Address      Manager                          Registrant
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Steven T. Lampe       Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Lampe has served in various
                      Manager                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Alfio Leone IV        Vice President/High Grade        None                               Mr. Leone has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Anthony A.            Vice President/Senior            Vice President/Senior Portfolio    Mr. Lombardi has served in
Lombardi(16)          Portfolio Manager                Manager                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Charles (Tom) T.      Vice President/High Yield        None                               Mr. McClintic has served in
McClintic             Trader                                                              various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Andrew M.             Vice President/Senior            Vice President/Senior Portfolio    Mr. McCullagh has served in
McCullagh, Jr.        Portfolio Manager                Manager                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Michael S. Morris     Vice President/Portfolio         Vice President/Senior Equity       Mr. Morris has served in various
                      Manager                          Analyst                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Scott Moses           Vice President/Fixed Income      None                               Mr. Moses has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
John R. Murray        Vice President/Senior Equity     None                               Mr. Murray has served in various
                      Analyst                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Philip O. Obazee      Vice President/Derivatives       Vice President/Derivatives         Mr. Obazee has served in various
                      Manager                          Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Donald G. Padilla     Vice President/Equity Analyst    Vice President/Equity Analyst II   Mr. Padilla has served in various
                      II                                                                  executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Daniel J.             Vice President/Senior            Vice President/Senior Portfolio    Mr. Prislin has served in various
Prislin(17)           Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Craig S. Remsen       Vice President/Research Analyst  None                               Mr. Remsen has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Joseph T. Rogina      Vice President/Equity Trader     None                               Mr. Rogina has served in various
                                                                                          executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Richard Salus         Vice President/Deputy            None                               Mr. Salus has served in various
                      Controller                                                          executive capacities within
                                                                                          Delaware Investments

                                                                                          Vice President/Deputy Controller
                                                                                          - Lincoln National Investment
                                                                                          Companies, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Kevin C. Schildt      Vice President/Senior            Vice President/Senior Research     Mr. Schildt has served in various
                      Municipal Credit Analyst         Analyst                            executive capacities within
                                                                                          Delaware Investments

--------------------- -------------------------------- ---------------------------------- ---------------------------------
Name & Principal      Positions & Offices with         Positions & Offices with           Other Positions & Offices Held
Business Address      Manager                          Registrant
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Richard D. Seidel     Vice President/Assistant         None                               Mr. Seidel has served in various
                      Controller/Manager - Payroll                                        executive capacities within
                                                                                          Delaware Investments

                                                                                          Vice President/Assistant
                                                                                          Controller/Manager - Payroll -
                                                                                          Lincoln National Investment
                                                                                          Companies, Inc.
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Thomas Socha          Vice President/Senior Fixed      Vice President/Senior Fixed        Mr. Socha has served in various
                      Income Analyst                   Income Analyst                     executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Brenda L. Sprigman    Vice President/Business          None                               Ms. Sprigman has served in
                      Manager - Fixed Income                                              various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Matthew J. Stephens   Vice President/Senior High       Vice President/Senior High Grade   Mr. Stephens has served in
                      Grade Analyst                    Analyst                            various executive capacities
                                                                                          within Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Michael T. Taggart    Vice President/Facilities &      None                               Mr. Taggart has served in various
                      Administrative Services                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Matthew Todorow(18)   Vice President/Portfolio         Vice President/Portfolio Manager   Mr. Todorow has served in various
                      Manager                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Spencer M. Tullo      Vice President/Fixed Income      None                               Mr. Tullo has served in various
                      Trader                                                              executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Robert A.             Vice President/Senior            Vice President/Senior Portfolio    Mr. Vogel has served in various
Vogel, Jr.(19)        Portfolio Manager                Manager                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Lori P. Wachs         Vice President/Portfolio         Vice President/Portfolio Manager   Ms. Wachs has served in various
                      Manager                                                             executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
Laura A. Wagner       Vice President/Investment        Vice President/Investment          Ms. Wagner has served in various
                      Accounting                       Accounting                         executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------
James J. Wright       Vice President/Senior Equity     Vice President/Senior Equity       Mr. Wright has served in various
                      Analyst                          Analyst                            executive capacities within
                                                                                          Delaware Investments
--------------------- -------------------------------- ---------------------------------- ---------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.
(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.
(3)  Head of Human Resources, Lincoln Life, 2001-2003.
(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.
(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.
(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.
(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.
(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.
(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.
(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.
(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.
(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.
(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.
(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.
(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.
(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.
(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.
(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27. Principal Underwriters.

     (a)(1) Delaware Distributors,  L.P. serves as principal underwriter for all the Delaware Investments Funds.

     (b)(1) Information  with  respect  to  each  officer  and  partner  of the principal  underwriter  and the  Registrant  is  provided  below.
            Unless noted, the principal  business address of each officer and partner of Delaware  Distributors,  L.P.  is 2005 Market  Street,
            Philadelphia, PA 19103-7094.

---------------------------------- --------------------------------------------- --------------------------------------------
Name & Principal
Business Address                   Positions & Offices with Underwriter          Positions & Offices with Registrant
---------------------------------- --------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.        General Partner                               None
---------------------------------- --------------------------------------------- --------------------------------------------
Delaware Capital Management        Limited Partner                               None
---------------------------------- --------------------------------------------- --------------------------------------------
Delaware Investment Advisers       Limited Partner                               None
---------------------------------- --------------------------------------------- --------------------------------------------
Kevin J. Lucey                     President/Chief Executive Officer             None
---------------------------------- --------------------------------------------- --------------------------------------------
Philip N. Russo                    Executive Vice President                      None
---------------------------------- --------------------------------------------- --------------------------------------------
Douglas L. Anderson                Senior Vice President/Operations              None
---------------------------------- --------------------------------------------- --------------------------------------------
Michael P. Bishof                  Senior Vice President/Investment Accounting   Senior Vice President/Chief Financial
                                                                                 Officer
---------------------------------- --------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                 Senior Vice President/Senior Product          None
                                   Manager/Communications Manager
---------------------------------- --------------------------------------------- --------------------------------------------
Deb Landsman-Yaros                 Senior Vice President/Head of Retail          None
                                   Investor Services
---------------------------------- --------------------------------------------- --------------------------------------------
Thomas M. McConnell                Senior Vice President/Senior 529 Plans        None
                                   Product Manager
---------------------------------- --------------------------------------------- --------------------------------------------
Carolyn McIntyre                   Senior Vice President/Human Resources         None
---------------------------------- --------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.               Senior Vice President/Compliance              Senior Vice President/Chief Compliance
                                                                                 Officer
---------------------------------- --------------------------------------------- --------------------------------------------
David P. O'Connor                  Senior Vice President/Strategic Investment    Senior Vice President/Strategic Investment
                                   Relationships and Initiatives/General Counsel Relationships and Initiatives/General
                                                                                 Counsel/Chief Legal Officer
---------------------------------- --------------------------------------------- --------------------------------------------
Daniel J. Perullo                  Senior Vice President/Eastern Director,       None
                                   Institutional Sales
---------------------------------- --------------------------------------------- --------------------------------------------
Robert E. Powers                   Senior Vice President/Senior Domestic Sales   None
                                   Manager
---------------------------------- --------------------------------------------- --------------------------------------------
Richard Salus                      Senior Vice President/Controller/             None
                                   Treasurer/Financial Operations Principal
---------------------------------- --------------------------------------------- --------------------------------------------
James L. Shields                   Senior Vice President/Chief Information       None
                                   Officer
---------------------------------- --------------------------------------------- --------------------------------------------
Trevor M. Blum                     Vice President/Senior Consultant              None
                                   Relationship Manager
---------------------------------- --------------------------------------------- --------------------------------------------
E. Zoe Bradley                     Vice President/Product Management Manager     None
---------------------------------- --------------------------------------------- --------------------------------------------
Mel Carrozza                       Vice President/Client Services                None
---------------------------------- --------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli              Vice President/Counsel/Assistant Secretary    Vice President/Associate General
                                                                                 Counsel/Assistant Secretary
---------------------------------- --------------------------------------------- --------------------------------------------
Elisa C. Colkitt                   Vice President/Broker Dealer Operations &     None
                                   Service Support
---------------------------------- --------------------------------------------- --------------------------------------------

---------------------------------- --------------------------------------------- --------------------------------------------
Name & Principal
Business Address                   Positions & Offices with Underwriter          Positions & Offices with Registrant
---------------------------------- --------------------------------------------- --------------------------------------------
David F. Connor                    Vice President/Deputy General                 Vice President/Deputy General
                                   Counsel/Assistant Secretary                   Counsel/Secretary
---------------------------------- --------------------------------------------- --------------------------------------------
Joel A. Ettinger                   Vice President/Taxation                       Vice President/Taxation
---------------------------------- --------------------------------------------- --------------------------------------------
Edward M. Grant                    Vice President/Senior Domestic Sales Manager  None
---------------------------------- --------------------------------------------- --------------------------------------------
Audrey Kohart                      Vice President/Financial Planning and         None
                                   Reporting
---------------------------------- --------------------------------------------- --------------------------------------------
Josephine O'Brien                  Vice President/RFP Group Manager              None
---------------------------------- --------------------------------------------- --------------------------------------------
Robinder Pal                       Vice President/Senior Retail                  None
                                   e-Business/Production Services Manager
---------------------------------- --------------------------------------------- --------------------------------------------
Marlene D. Petter                  Vice President/Marketing Communications       None
---------------------------------- --------------------------------------------- --------------------------------------------
Christian Reimer                   Vice President/529 Plans Product Manager      None
---------------------------------- --------------------------------------------- --------------------------------------------
Richard D. Seidel                  Vice President/Assistant                      None
                                   Controller/Assistant Treasurer
---------------------------------- --------------------------------------------- --------------------------------------------
Michael T. Taggart                 Vice President/Facilities & Administrative    None
                                   Services
---------------------------------- --------------------------------------------- --------------------------------------------
Molly Thompson                     Vice President/Associate Product Management   None
                                   Manager
---------------------------------- --------------------------------------------- --------------------------------------------
Kathryn R. Williams                Vice President/Senior Counsel/Assistant       Vice President/Associate General
                                   Secretary                                     Counsel/Assistant Secretary
---------------------------------- --------------------------------------------- --------------------------------------------

     (a)(2) Lincoln  Financial  Distributors,  Inc.  (LFD)  serves as  financial intermediary  wholesaler for all the mutual funds in the Delaware
            Investments Family of Funds.

     (b)(2) Information  with respect to each officer and partner of LFD and the
            Registrant  is  provided  below.   Unless  noted,  the  principal
            business  address  of each  officer  and  partner  of LFD is 2001
            Market Street, Philadelphia, PA 19103-7055.

---------------------------------- ---------------------------------------- ------------------------------------------
Name & Principal
Business Address                   Positions & Office with LFD              Positions & Offices with Registrant
---------------------------------- ---------------------------------------- ------------------------------------------
Westley V. Thompson                President and Chief Executive Officer                      None
---------------------------------- ---------------------------------------- ------------------------------------------
David M. Kittredge                 Senior Vice President                                      None
---------------------------------- ---------------------------------------- ------------------------------------------
William C. Miller                  Senior Vice President                                      None
---------------------------------- ---------------------------------------- ------------------------------------------
Terrance Mullen                    Senior Vice President                                      None
---------------------------------- ---------------------------------------- ------------------------------------------
Donald Roberson                    Senior Vice President                                      None
---------------------------------- ---------------------------------------- ------------------------------------------
David L. Ahrendt(3)                Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
Duane L. Bernt(2)                  Vice President and Treasurer                               None
---------------------------------- ---------------------------------------- ------------------------------------------
Nancy Briguglio                    Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
Patrick J. Caulfield(1)            Vice President and Chief Compliance                        None
                                   Officer
---------------------------------- ---------------------------------------- ------------------------------------------
Daniel P. Hickey(2)                Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
Karina Istvan                      Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
Rochelle Krombolz                  Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
William Lamoin                     Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
Diane McCarthy                     Vice President, Chief Financial Officer                    None
                                   and Chief Administrative Officer
---------------------------------- ---------------------------------------- ------------------------------------------
Henry Orvin                        Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
James Ryan                         Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
Gregory Smith                      Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
Marjorie Snelling                  Vice President                                             None
---------------------------------- ---------------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)             Secretary                                                  None
---------------------------------- ---------------------------------------- ------------------------------------------

----------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
(2) 1500 Market Street, Philadelphia, PA 19103
(3) 1300 Clinton Street, Fort Wayne, IN 46802
----------------------------------------------------

          (c)     Not Applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 2005 Market
          Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized,  in this City of Philadelphia  and  Commonwealth of Pennsylvania on this 23rd day of
January, 2006.

                                          DELAWARE GROUP EQUITY FUNDS IV

                                          By: /s/ Jude T. Driscoll
                                                  Jude T. Driscoll
                                                  Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                   Title Date

/s/ Jude T. Driscoll       Chairman/President/Chief           January 23, 2006
Jude T. Driscoll           Executive Officer (Principal
                           Executive Officer) and Trustee

/s/ Thomas L. Bennett  *   Trustee                            January 23, 2006
Thomas L. Bennett

/s/ John A. Fry        *   Trustee                            January 23, 2006
John A. Fry

/s/ Anthony D. Knerr   *   Trustee                            January 23, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth*   Trustee                            January 23, 2006
Lucinda S. Landreth

/s/ Ann R. Leven       *   Trustee                            January 23, 2006
Ann R. Leven

/s/ Thomas F. Madison  *   Trustee                            January 23, 2006
Thomas F. Madison

/s/ Janet L. Yeomans   *   Trustee                            January 23, 2006
Janet L. Yeomans

/s/ J. Richard Zecher  *   Trustee                            January 23, 2006
J. Richard Zecher

/s/ Michael P. Bishof  *   Senior Vice President/             January 23, 2006
Michael P. Bishof          Chief Financial Officer
                           (Principal Financial Officer)

                           * By: /s/ Jude T. Driscoll
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits

                                       to

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit

EX-99(e)(1)(iii)  Form of  Amendment  No. 1 (October  31, 2005) to Appendix A to
                  Second   Amended   and   Restated   Financial   Intermediary
                  Distribution Agreement

EX-99(e)(5)       Bank/Trust Agreement (August 2004)

EX-99(h)(2)(i)    Executed Amendment No. 30 to Schedule A (October 1, 2005) of
                  Delaware Investments Family of Funds Fund Accounting Agreement

EX-99(h)(3)       Advisory Expense Limitation Letter (January 2006) between
                  Delaware Management Company and the Registrant

EX-99(h)(4)       Form of  Distribution  Expense  Limitation  Letter  (January
                  2006) between Delaware Distributors, L.P. and the Registrant

EX-99.(j)         Consent (January 2006) of Independent Registered Public
                  Accounting Firm

EX-99.(n)         Plan under Rule 18f-3 (October 31, 2005)